 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 1998
                                                      REGISTRATION NO. 33-26305

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                     PRE-EFFECTIVE AMENDMENT NO.                       [_]
                        POST-EFFECTIVE AMENDMENT NO. 35
                                                                       [X]

                                      AND

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                                                                       [X]

                               AMENDMENT NO. 37
                                                                       [X]

                               ----------------

                              BLACKROCK FUNDS/SM/

                        (FORMERLY, COMPASS CAPITAL FUNDS/SM/)

              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

 BELLEVUE CORPORATE CENTER        BRIAN KINDELAN, ESQ.               copy to:
    400 Bellevue Parkway             PNC Bank Corp.           GARY S. SCHPERO, ESQ.
         Suite 100           1600 Market Street, 28th Floor Simpson Thacher & Bartlett
 Wilmington, Delaware 19809      Philadelphia, PA 19103        425 Lexington Avenue
   (Address of Principal          (Name and Address of       New York, New York 10017
     Executive Offices)            Agent for Service)
   Registrant's Telephone
   Number (302) 792-2555

                               ----------------

It is proposed that this filing will become effective (check appropriate box)
  [X]immediately upon filing pursuant to paragraph (b)
  [_]on (date) pursuant to paragraph (b)
  [_]60 days after filing pursuant to paragraph (a)(i)
  [_]on (date) pursuant to paragraph (a)(i)
  [_]75 days after filing pursuant to paragraph (a)(ii)
  [_]on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
  [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's 24f-2 Notice for the fiscal year ended September 30, 1997 for all investment portfolios was filed on December 9, 1997.

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

                                EXPLANATORY NOTE
                                ----------------

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity and Select Equity Portfolios, each dated January 28, 1998, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Micro-Cap Equity Portfolio, each dated January 28, 1998, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectus for Service Shares of the Money Market Portfolio, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 11, 1998.

The prospectus for Investor A Shares of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 11, 1998.

The prospectus for the BlackRock Shares of the Low Duration Bond, Core Bond and Intermediate Bond Portfolios, dated January 28, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectus for the shares of the Multi-Sector Mortgage Securities Portfolio III, dated January 28, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectus for the shares of the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated January 28, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The statement of additional information for the Multi-Sector Mortgage Securities Portfolio III, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 2, 1998.

The statement of additional information for the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 2, 1998.

                               BLACKROCK FUNDS SM

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on pages 4 through 7 are replaced with the follow-ing:

                                 LARGE CAP                        LARGE CAP                         MID-CAP
                                VALUE EQUITY                    GROWTH EQUITY                     VALUE EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .54%       .54%       .54%       .55%       .55%       .55%       .79%       .79%       .79%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee waivers)
 (/3/)                    .77        .77        .77        .79        .79        .79        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .37        .37        .37        .39        .39        .39        .42        .42        .42
                    ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.31%      2.06%      2.06%      1.34%      2.09%      2.09%      1.61%      2.36%      2.36%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Value Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .86% for each class of the Mid-Cap Value Equity Portfolio and "Total Portfolio operating expenses" would be 1.66% for Investor A Shares and 2.41% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                  MID-CAP                         SMALL CAP                        SMALL CAP
                                   GROWTH                           VALUE                            GROWTH
                                   EQUITY                           EQUITY                           EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .79%       .79%       .79%       .55%       .55%       .55%       .55%       .55%       .55%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .82        .82        .82        .80        .80        .80        .80        .80        .80
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .42        .42        .42        .40        .40        .40        .40        .40        .40
                    ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.61%      2.36%      2.36%      1.35%      2.10%      2.10%      1.35%      2.10%      2.10%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Growth Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .84% for each class of the Mid-Cap Growth Equity Portfolio and "Total Portfolio operating expenses" would be 1.64% for Investor A Shares and 2.39% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                                                                                 INTERNATIONAL
                               INTERNATIONAL                    INTERNATIONAL                       EMERGING
                                   EQUITY                      SMALL CAP EQUITY                     MARKETS
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          5.0%      None       None        5.0%      None       None        5.0%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .66%       .66%       .66%       .80%       .80%       .80%      1.16%      1.16%      1.16%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses (after fee
 waivers)(/3/)            .87        .87        .87       1.00       1.00       1.00       1.09       1.09       1.09
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .47        .47        .47        .60        .60        .60        .69        .69        .69
                     ---        ---        ---        ---        ---        ---        ---        ---        ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.53%      2.28%      2.28%      1.80%      2.55%      2.55%      2.25%      3.00%      3.00%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75%, 1.00% and 1.25% for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .88%, 1.02% and 1.09%, respectively, for each class of the Portfolios and "Total Portfolio operating expenses" would be: (ii) 1.63%, 2.02% and 2.34%, respectively, for Investor A Shares; and (iii) 2.38%, 2.77% and 3.09%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                               SELECT EQUITY                     INDEX EQUITY                       BALANCED
                                 PORTFOLIO                        PORTFOLIO+                       PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        3.0%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee
 waivers)(/3/)(/4/)       .55%       .55%       .55%      .025%      .025%      .025%       .55%       .55%       .55%
12b-1 fees(/3/)(/5/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .78        .78        .78       .625       .625       .625        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .38        .38        .38       .225       .225       .225        .42        .42        .42
                    ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.33%      2.08%      2.08%       .65%      1.40%      1.40%      1.37%      2.12%      2.12%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers administration fees would be .23% for the Index Eq-uity Portfolio. BlackRock, Inc. and the Portfolios' administrators are un-der no obligation to waive or continue waiving their fees, but have in-formed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .65% for each class of the Index Equity Port-folio and "Total Portfolio operating expenses" would be .85% for Investor A Shares and 1.60% for Investor B Shares and Investor C Shares. The Portfo-lios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 8 is replaced with the following:

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $58       $ 85        $114      $196
 B Shares (Redemption)**              66        102         133       219***
 B Shares (No Redemption)             21         65         111       219***
 C Shares                             21         65         111       239
Large Cap Growth Equity Portfolio
 A Shares*                            58         86         115       199
 B Shares (Redemption)**              66        103         136       223***
 B Shares (No Redemption)             21         65         112       223***
 C Shares                             21         65         112       242
Mid-Cap Value Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Mid-Cap Growth Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Small Cap Value Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
Small Cap Growth Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Small Cap Equity
 Portfolio
 A Shares*                            62         99         N/A       N/A
 B Shares (Redemption)**              71        116         N/A       N/A
 B Shares (No Redemption)             26         79         N/A       N/A
 C Shares                             26         79         N/A       N/A
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
 C Shares                             14         44          77       168
Balanced Portfolio
 A Shares*                            58         86         117       202
 B Shares (Redemption)**              67        103         136       226***
 B Shares (No Redemption)             22         66         114       226***
 C Shares                             22         66         114       245

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 17 is replaced with the following:

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                               INVESTOR A                  INVESTOR B                  INVESTOR C
                                 SHARES                      SHARES                      SHARES
                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                           PERIOD         PERIOD       PERIOD         PERIOD       PERIOD         PERIOD
                           10/1/97      9/26/97/1/     10/1/97      9/26/97/1/     10/1/97      9/26/97/1/
                           THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
                           2/28/98       9/30/97       2/28/98       9/30/97       2/28/98       9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.94       $ 10.00       $  9.94       $ 10.00       $  9.94       $ 10.00
                           -------       -------       -------       -------       -------       -------
Income from investment
 operations
 Net investment income       (0.01)          - -         (0.03)          - -         (0.03)          - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.52         (0.06)         0.51         (0.06)         0.51         (0.06)
                           -------       -------       -------       -------       -------       -------
  Total from investment
   operations                 0.51         (0.06)         0.48         (0.06)         0.48         (0.06)
                           -------       -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -           - -           - -           - -           - -           - -
 Distributions from net
  realized capital gains     (0.03)          - -         (0.02)          - -         (0.02)          - -
                           -------       -------       -------       -------       -------       -------
  Total distributions        (0.03)          - -         (0.02)          - -         (0.02)          - -
                           -------       -------       -------       -------       -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.42       $  9.94       $ 10.40       $  9.94       $ 10.40       $  9.94
                           =======       =======       =======       =======       =======       =======
Total return                  4.88%/3/     (0.30)%/3/     4.52%/3/     (0.30)%/3/     4.52%/3/     (0.30)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $   782       $   326       $ 1,601       $   711       $   321       $   182
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.79%/2/      1.30%/2/      2.52%/2/      1.30%/2/      2.53%/2/      1.30%/2/
 Before
  advisory/administration
  fee waivers                 2.08%/2/      1.52%/2/      2.81%/2/      1.52%/2/      2.82%/2/      1.52%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.16)%/2/     1.44%/2/     (0.91)%/2/     1.58%/2/     (0.90)%/2/     1.44%/2/
 Before
  advisory/administration
  fee waivers                (0.45)%/2/     1.22%/2/     (1.20)%/2/     1.35%/2/     (1.18)%/2/     1.22%/2/
PORTFOLIO TURNOVER RATE         23%            0%           23%            0%           23%            0%
AVERAGE COMMISSION
 RATE/4/                   $0.0294       $0.0268       $0.0294       $0.0268       $0.0294       $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.


The section "Who Manages The Fund?" is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

This Supplement is dated March 26, 1998.

                               BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                           LARGE CAP  LARGE CAP                   MID-CAP    SMALL CAP  SMALL CAP
                             VALUE     GROWTH       MID-CAP        GROWTH      VALUE     GROWTH
                            EQUITY     EQUITY     VALUE EQUITY     EQUITY     EQUITY     EQUITY
                           PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)                  .54%       .55%            .79%        .79%       .55%       .55%
 Other operating expenses        .30        .32             .35         .35        .33        .33
                                 ---        ---             ---         ---        ---        ---
 Administration fees
  (after fee
  waivers)(/1/)             .21        .23          .20           .20         .23        .23
 Other expenses             .09        .09          .15           .15         .10        .10
                            ---        ---          ---           ---         ---        ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                  .84%       .87%           1.14%       1.14%       .88%       .88%
                                 ===        ===            ====        ====        ===        ===

                                           INTERNATIONAL   INTERNATIONAL
                           INTERNATIONAL     SMALL CAP        EMERGING      SELECT       INDEX
                               EQUITY          EQUITY         MARKETS       EQUITY      EQUITY     BALANCED
                             PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO+   PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE
  NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)(/2/)                  .66%            .80%           1.16%       .55%        .025%       .55%
 Other operating expenses             .40             .53             .62        .31         .155        .35
                                      ---             ---             ---        ---         ----        ---
 Administration fees
  (after fee
  waivers)(/1/)               .21             .23             .23           .23        .033         .23
 Other expenses               .19             .30             .39           .08        .122         .12
                              ---             ---             ---           ---        ----         ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                      1.06%           1.33%           1.78%       .86%         .18%       .90%
                                     ====            ====            ====        ===          ===        ===

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .39%, .37%, .41%, .55%, .62% and .18%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.19%, 1.17%, 1.16%, 1.55%, 1.87% and .38%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $ 9        $27        $47       $104
Large Cap Growth Equity Portfolio      9         28         48        107
Mid-Cap Value Equity Portfolio        12         36        N/A        N/A
Mid-Cap Growth Equity Portfolio       12         36        N/A        N/A
Small Cap Value Equity Portfolio       9         28         49        108
Small Cap Growth Equity Portfolio      9         28         49        108
International Equity Portfolio        11         34         58        129
International Small Cap Equity
 Portfolio                            14         42        N/A        N/A
International Emerging Markets
 Portfolio                            18         56         96        209
Select Equity Portfolio                9         27         48        106
Index Equity Portfolio                 2          6         10         23
Balanced Portfolio                     9         29         50        111

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 13 is replaced with the following:

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                   FOR THE      FOR THE
                                                   PERIOD        PERIOD
                                                   10/1/97     9/26/97/1/
                                                   THROUGH      THROUGH
                                                   2/28/98      9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD             $  9.94      $ 10.00
                                                   -------      -------
Income from investment operations
 Net investment income                                0.01          - -
 Net gain (loss) on investments (both realized and
  unrealized)                                         0.51        (0.06)
                                                   -------      -------
  Total from investment operations                    0.52        (0.06)
                                                   -------      -------
LESS DISTRIBUTIONS
 Distributions from net investment income              - -          - -
 Distributions from net realized capital gains       (0.05)         - -
                                                   -------      -------
  Total distributions                                (0.05)         - -
                                                   -------      -------
NET ASSET VALUE AT END OF PERIOD                   $ 10.41      $  9.94
                                                   =======      =======
Total return                                          5.00%       (0.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)        $16,105      $15,415
 Ratios of expenses to average net assets
 After advisory/administration fee waivers            1.33%/2/     1.33%/2/
 Before advisory/administration fee waivers           1.62%/2/     1.55%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers            0.35%/2/     1.42%/2/
 Before advisory/administration fee waivers           0.07%/2/     1.19%/2/
PORTFOLIO TURNOVER RATE                                 23%           0%
AVERAGE COMMISSION RATE/3/                         $0.0294      $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The section "Who Manages The Fund?" is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

This Supplement is dated March 26, 1998.

                               BLACKROCK FUNDSSM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                                  LARGE CAP       LARGE CAP                      MID-CAP     SMALL CAP   SMALL CAP
                                    VALUE           GROWTH         MID-CAP        GROWTH       VALUE       GROWTH
                                    EQUITY          EQUITY       VALUE EQUITY     EQUITY      EQUITY       EQUITY
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                  .54%            .55%            .79%        .79%         .55%        .55%
Other operating expenses                   .60             .62             .65         .65          .63         .63
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .20           .20          .23         .23
 Shareholder servicing fees        .15             .15             .15           .15          .15         .15
 Other expenses                    .24             .24             .30           .30          .25         .25
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.14%           1.17%           1.44%       1.44%        1.18%       1.18%
                                       =======         =======         =======       =====        =====       =====

                                                INTERNATIONAL   INTERNATIONAL
                                INTERNATIONAL     SMALL CAP        EMERGING       SELECT       INDEX
                                    EQUITY          EQUITY         MARKETS        EQUITY      EQUITY      BALANCED
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)(/2/)             .66%            .80%           1.16%        .55%        .025%        .55%
Other operating expenses                   .70             .83             .92         .61         .455         .65
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .23           .23         .033         .23
 Shareholder servicing fees        .15             .15             .15           .15         .150         .15
 Other expenses                    .34             .45             .54           .23         .272         .27
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.36%           1.63%           2.08%       1.16%        .480%       1.20%
                                       =======         =======         =======       =====        =====       =====

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .69%, .67%, .71%, .85%, .92% and .48%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.49%, 1.47%, 1.46%, 1.85%, 2.17% and .68%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $12        $36        $63       $139
Large Cap Growth Equity Portfolio     12         37         64        142
Mid-Cap Value Equity Portfolio        15         46        N/A        N/A
Mid-Cap Growth Equity Portfolio       15         46        N/A        N/A
Small Cap Value Equity Portfolio      12         37         65        143
Small Cap Growth Equity Portfolio     12         37         65        143
International Equity Portfolio        14         43         74        164
International Small Cap Equity
 Portfolio                            17         51        N/A        N/A
International Emerging Markets
 Portfolio                            21         65        112        241
Select Equity Portfolio               12         37         64        141
Index Equity Portfolio                 5         15         27         60
Balanced Portfolio                    12         38         66        145

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 13 is replaced with the following:

                    International Small Cap Equity Portfolio

                                                  FOR THE       FOR THE
                                                  PERIOD         PERIOD
                                                  10/1/97      9/26/97/1/
                                                  THROUGH       THROUGH
                                                  2/28/98       9/30/97
Net asset value at beginning of period            $  9.94       $ 10.00
                                                  -------       -------
Income from Investment operations
 Net Investment income                              (0.01)          --
 Net gain (loss) on Investment (both realized and
  unrealized)                                        0.52         (0.06)
                                                  -------       -------
   Total from investment operations                  0.51         (0.06)
                                                  -------       -------
Less distributions
 Distributions from net investment income             --            --
 Distributions from net realized capital gains      (0.05)          --
                                                  -------       -------
   Total distributions                              (0.05)          --
                                                  -------       -------
Net asset value at end of period                  $ 10.40       $  9.94
                                                  =======       =======
Total return                                         4.85%        (0.30)%
Ratios/Supplemental data
 Net assets at end of period (in thousands)       $   371       $    10
 Ratios of expenses to average net assets
  After advisory/administration fee waiver           1.63%/2/      1.63%/2/
  Before advisory/administration fee waivers         1.91%/2/      1.86%/2/
 Ratios of net investment income to average net
  assets
  After advisory/administration fee waivers         (0.14)%/2/     1.42%/2/
  Before advisory/administration fee waivers        (0.43)%/2/     1.19%/2/
Portfolio turnover rate                                23%            0%
Average Consideration Rate(3)                     $0.0294       $0.0268

--------
/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The section "Who Manages The Fund?" is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

This Supplement is dated March 26, 1998.

                              BLACKROCK FUNDS/SM/
                     (FORMERLY, COMPASS CAPITAL FUNDS/SM/)


                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the Money Market, Municipal Money Market, U.S. Treasury Money Market (formerly, the Government Money Market Portfolio), Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity (formerly, the Value Equity Portfolio), Large Cap Growth Equity (formerly, the Growth Equity Portfolio), Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, Micro-Cap Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity (formerly, the Core Equity Portfolio), Managed Income, Tax-Free Income, Intermediate Government Bond (formerly, the Intermediate Government Portfolio), Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond (formerly, the Short Government Bond Portfolio), Intermediate Bond (formerly, the Intermediate-Term Bond Portfolio), Government Income, International Bond (formerly, the International Fixed Income Portfolio), New Jersey Tax-Free Income and Core Bond Portfolios (collectively, the "Portfolios") of BlackRock Funds (the "Fund"). The Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios are called "Money Market Portfolios," and the other Portfolios are called "Non-Money Market Portfolios." This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolios dated January 28, 1998, as amended from time to time (the "Prospectuses"). Prospectuses may be obtained from the Fund's distributor by calling toll-free
(800) 441-7379. This Statement of Additional Information is dated January 28, 1998 (as supplemented on March 26, 1998). Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

                                   CONTENTS

                                                                       Page
                                                                       ----
Investment Policies....................................................   3
Special Considerations for State-Specific
 Portfolios............................................................  24
Trustees and Officers..................................................  61
Shareholder and Trustee Liability of the Fund..........................  72
Investment Advisory, Administration,
 Distribution and Servicing Arrangements...............................  73
Expenses............................................................... 100
Portfolio Transactions................................................. 101
Purchase and Redemption Information.................................... 106
Valuation of Portfolio Securities...................................... 113
Performance Information................................................ 117
Taxes.................................................................. 146
Additional Information Concerning Shares............................... 154
Miscellaneous.......................................................... 156
Financial Statements................................................... 160
Appendix A (Description of Securities Ratings)......................... A-1
Appendix B (Description of Futures).................................... B-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              INVESTMENT POLICIES

     The following supplements information contained in the Prospectuses concerning the Portfolios' investment policies. Except as indicated, the information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

     The Index Equity Portfolio invests all of its investable assets in The U.S. Large Company Series (the "Index Master Portfolio") of The DFA Investment Trust Company (the "Trust"). Accordingly, the following discussion relates to: (i) the investment policies of all the Portfolios including the Index Equity Portfolio; and (ii) where indicated the investment policies of the Index Master Portfolio.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGY

     The Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios will invest primarily in securities of established companies. For this purpose, an established company is one which, together with its predecessors, has at least three years of continuous operating history.

     The Low Duration Bond Portfolio will seek to maintain a duration for its portfolio in a range of +/-20% of the current duration of the Merrill Lynch 1-3 Year Treasury Index. The Government Income Portfolio will seek to maintain an interest rate sensitivity within a range comparable to that of 7 to 10 year U.S. Treasury bonds.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


     REVERSE REPURCHASE AGREEMENTS. Each Portfolio (including the Index Master Portfolio) other than the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios (the "Municipal Money Market Portfolios") may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to a Portfolio's agreement to repurchase the securities at an agreed upon price, date and interest rate. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the repurchase price.

     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in variable and floating rate instruments.


     MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Each Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in bank obligations.

          The Index Master Portfolio may purchase obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired by the Index Master Portfolio if the bank has assets in excess of $1 billion.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through

Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


     The Managed Income, Intermediate Government, Low Duration Bond, Intermediate Bond, Government Income, International Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios (the "Bond Portfolios") and the Balanced Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities.

Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The Portfolios do not currently intend to purchase residual interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC

Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

     ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.


     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e.,
                                                                          ----
loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than conventional bonds with comparable maturities.


     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.


     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolios may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in U.S. Government obligations.

     The Index Master Portfolio may purchase (i) debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds, and (ii) obligations issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies, including FNMA, Federal Home Loan Bank and the Federal Housing Administration.


     SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolios may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in supranational organization obligations.

     LEASE OBLIGATIONS. The Portfolios may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations").

     The Sub-Adviser will monitor the credit standing of each municipal borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the Sub-Adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (iv) the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (v) legal recourse in the event of failure to appropriate;
(vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

     The Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will only invest in lease obligations with puts that (i) may be exercised at par on not more than seven days notice, and (ii) are issued by institutions deemed by the sub-adviser to present minimal credit risks. Such obligations will be considered liquid. However, a number of puts are not exercisable at the time the put would otherwise be exercised if the municipal borrower is not contractually obligated to make payments (e.g., an event of nonappropriation with a "nonappropriation" lease obligation). Under such circumstances, the lease obligation while previously considered liquid would become illiquid, and a Portfolio might lose its entire investment in such obligation.

     Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to a Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and a Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer's obligations on such securities, which may increase a Portfolio's operating expenses and adversely affect the net asset value of a Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and a Portfolio would not have the right to take possession of the assets. Any income derived from a Portfolio's ownership or operation of such assets may not be tax-exempt. In addition, a Portfolio's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, may limit the extent to which a Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company a Portfolio is subject to certain limitations on its investments and on the nature of its income.

     COMMERCIAL PAPER. The Money Market Portfolios may purchase commercial paper rated in one of the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO"). The Non-Money Market Portfolios, except the Index Master Portfolio, may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by a Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. The Index Master Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" or better by S&P or "Prime-1" by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated "Aaa" by Moody's or "AAA" by S&P, and having a maximum maturity of nine months. These ratings symbols are described in Appendix A.


     Commercial paper purchasable by each Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933. Each of the Equity Portfolios of the Fund does not intend to invest more than 5% of its net assets in commercial paper.

     REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement).

The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. A Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act.


     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The Index Master Portfolio may enter into repurchase agreements, but will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. The Index Master Portfolio will also only invest in repurchase agreements with a bank if the bank has at least $1 billion in assets and is approved by the Investment Committee of DFA. DFA will monitor the market value of transferred securities plus any accrued interest thereon so that the value of such securities will at least equal the repurchase price. The securities underlying the repurchase agreements will be limited to U. S. Government and agency obligations described under "U.S. Government Obligations" above.


     INVESTMENT GRADE DEBT OBLIGATIONS. Each of the Money Market Portfolios may invest in securities in the two highest rating categories of NRSROs. The Non-Money Market Portfolios, except the Index Master Portfolio and the Low Duration Bond, Intermediate Government Bond and Government Income Portfolios, may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. The Intermediate Government Bond and Government Income Portfolios may invest in debt securities rated Aaa by Moody's or AAA by S&P. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

     The Index Master Portfolio may invest in non-convertible corporate debt securities which are issued by companies whose commercial paper is rated "Prime-1" by Moody's or "A-1" by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least "AA" by S&P or "Aa2" by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Index Master Portfolio's investment adviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least "AA" or "Aa2."

     See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.


     NON-INVESTMENT GRADE SECURITIES. The Low Duration Bond Portfolio may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds" when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market conditions, no more than 20% of its total assets are invested in non-investment grade debt securities, and such securities are rated "B" or higher at the time of purchase by at least one major rating agency.


     High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.


     While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit a Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.


     During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

     The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, a Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing a Portfolio's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.


     The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.


     When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value a Portfolio's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of a Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of a Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.


     The Low Duration Bond Portfolio may invest in securities rated "B" and above or determined by the sub-adviser to be of comparable quality. Such securities are considered to have the current capacity to meet interest and principal payments, but have a greater vulnerability to default than higher rated securities. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and principal.


     The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the sub-adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see Appendix A.


     In selecting non-investment grade securities, the sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Portfolio. The sub-adviser continuously monitors the issuers of non-investment grade securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for a Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.


     In the event that a Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.


     The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolios may enter into "when-issued" and "forward" commitments, including "TBA" (to be announced) purchase commitments, to purchase or sell securities at a fixed price at a future date. When a Portfolio agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

     If deemed advisable as a matter of investment strategy, a Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When a Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. Each equity Portfolio (except the Index Master Portfolio) and the Balanced Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time. A Portfolio may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     Second, when a Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A Portfolio may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, a Portfolio may hold both French government bonds and German government bonds, and the Adviser or Sub-Adviser may believe that French francs will deteriorate against German marks. The Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.

     In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to a Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes.

     A separate account of a Portfolio consisting of liquid assets equal to the amount of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

     OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     When a Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     FUTURES CONTRACTS AND RELATED OPTIONS. Each Non-Money Market Portfolio (including the Index Master Portfolio) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). These instruments are described in Appendix B to this Statement of Additional Information.

     STAND-BY COMMITMENTS. Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by a Portfolio will not exceed 1/2 of 1% of the value of such Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

     Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in a sub-adviser's opinion, present minimal credit risks. A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

     TAX-EXEMPT DERIVATIVES. The Municipal Money Market Portfolios and the Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios (collectively, the "Money and Non-Money Market Municipal Portfolios") may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities' fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. The Money and Non-Money Market Municipal Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither the Fund nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

     SECURITIES LENDING. A Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by a Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

     While the Index Master Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Index Master Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Index Master Portfolio's total assets. In connection with such loans, the Index Master Portfolio will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Index Master Portfolio will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management of the Trust believes that this risk can be controlled through careful monitoring procedures.

     YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Duff & Phelps Credit Co. ("Duff & Phelps"), Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated. A Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security.

     INTEREST RATE TRANSACTIONS AND CURRENCY SWAPS. The Bond Portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The International Bond Portfolio may also enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.

     A Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.


     A Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff & Phelps or Fitch, or "A" or "P-1" or better by Moody's.

     A Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, a

Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

     INVESTMENT COMPANIES. Each Portfolio, other than the Index Equity Portfolio, currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

     SPECIAL CONSIDERATION REGARDING THE OHIO TAX-FREE INCOME PORTFOLIO. The Ohio Tax-Free Income Portfolio will not trade its securities for the purpose of seeking profits. For purposes of this policy, the Portfolio may vary its portfolio securities if (i) there has been an adverse change in a security's credit rating or in that of its issuer or in the adviser's or sub-adviser's credit analysis of the security or its issuer; (ii) there has been, in the opinion of the adviser and sub-adviser, a deterioration or anticipated deterioration in general economic or market conditions affecting issuers of Ohio Municipal Obligations, or a change or anticipated change in interest rates;
(iii) adverse changes or anticipated changes in market conditions or economic or other factors temporarily affecting the issuers of one or more portfolio securities make necessary or desirable the sale of such security or securities in anticipation of the Portfolio's repurchase of the same or comparable securities at a later date; or (iv) the adviser or sub-adviser engages in temporary defensive strategies.

             SPECIAL CONSIDERATIONS FOR STATE-SPECIFIC PORTFOLIOS


     The following information regarding the State-Specific Portfolios is derived from official statements of certain issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.


     SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN OHIO STATE-SPECIFIC OBLIGATIONS. The Ohio Tax-Free Money Market and Ohio Tax-Free Income Portfolios (the "Ohio Portfolios") will each invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions ("Ohio State-Specific Obligations"). The Ohio Portfolios are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio State-Specific Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility.

     Generally, the creditworthiness of Ohio State-Specific Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

     There may be specific factors that at particular times apply in connection with investment in particular Ohio State-Specific Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio State-Specific Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


     Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1996 is 11,173,000.

     While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.


     In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last six years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unemployment rate and its effects vary among geographic areas of the State.

     There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on

State or local government finances generally, will not adversely affect the market value of Ohio State-Specific Obligations held in the Ohio Portfolios or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

     The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.


     The 1992-93 biennium presented significant challenges to State finances.
To allow time to resolve certain budget differences, an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire 1992-93 biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund ("BSF", a cash and budgetary management fund) to the GRF in FY 1992.

     Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed a FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.

     A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to BSF replenishment, $21 million was deposited in the BSF.

     None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.


     The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.


     From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million goes to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF (which had a December 30, 1997 balance of $862.7 million), with the $263 million balance to a State income tax reduction fund.


     The GRF appropriations act for the current 1997-98 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act.

     The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)


     By 14 constitutional amendments approved from 1921 to date (the latest adopted in 1995), Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At December 30, 1997, $948 million (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($30.9 million outstanding); (b) $240 million of obligations authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($826.8 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($90.9 million outstanding, with no more than $50 million to be issued in any one year).


     The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.


     The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $4.8 billion of which were outstanding or sold and awaiting delivery at December 30, 1997.

     A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing.
The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

     A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

     State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.


     Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, is pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has recently concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year (to March 1998) to permit time for responsive corrective actions. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $41.1 million for 28 districts in FY 1994, and $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), $87.2 million for 20 districts in fiscal year 1996 (including $42.1 million for one), and $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans).

     Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.


     For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated (one village is in preliminary "fiscal watch" status). As of January 5, 1998, the 1996 school district "fiscal emergency" provision had been applied to five districts, and ten were on preliminary "fiscal watch" status.

     At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA STATE-SPECIFIC OBLIGATIONS. The concentration of investments in Pennsylvania State-Specific Obligations by the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios raises special investment considerations. In particular, changes in the economic condition and governmental policies of the Commonwealth of Pennsylvania and its municipalities could adversely affect the value of those Portfolios and their portfolio securities. This section briefly describes current economic trends in Pennsylvania.

     Pennsylvania has historically been dependent on heavy industry, although recent declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy. Recent sources of economic growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Agriculture continues to be an important component of the Commonwealth's economic structure, with nearly one-third of the Commonwealth's total land area devoted to cropland, pasture and farm woodlands.


     The population of Pennsylvania experienced a slight increase in the period 1987 through 1996, and has a high proportion of persons 65 or older. The Commonwealth is highly urbanized, with almost 79% of the 1990 census population residing in metropolitan statistical areas. The two largest metropolitan statistical areas, those containing the Cities of Philadelphia and Pittsburgh, together comprise approximately 44% of the Commonwealth's total population.


     The Commonwealth utilizes the fund method of accounting and over 150 funds have been established for purposes of recording receipts and disbursements of the Commonwealth, of which the General Fund is the largest. Most of the Commonwealth's operating and administrative expenses are payable from the General Fund. The major tax sources for the General Fund are the sales tax, the personal income tax and the corporate net income tax. Major expenditures of the Commonwealth include funding for education, public health and welfare and transportation.


     The constitution of the Commonwealth provides that operating budget appropriations of the Commonwealth may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund (the principal operating fund of the Commonwealth) and for certain special revenue funds which together represent the majority of expenditures of the Commonwealth. Although a negative balance was experienced applying generally accepted accounting principles ("GAAP") in the General Fund for fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses in subsequent years; and as of June 30, 1996, the General Fund had a surplus of $635.2 million. The deficit in the Commonwealth's unreserved/undesignated funds also had been eliminated.


     Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including suits relating to the following matters: (a) the ACLU has filed suit in Federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, inter alia, because of that
                                                  ----- ----
settlement. After its earlier denial was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery; (b) in 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision; (c) litigation has been filed in both state and Federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts --the Federal case has been stayed pending resolution of the state case. Trial of the state case was completed in September 1997 and a decision is pending; and (d) both the Commonwealth and the City of Philadelphia are involved in cases currently before the Pennsylvania Supreme Court that may result in their being required to fund remedies for the unintentional racial segregation in the Philadelphia public schools.


     The City of Philadelphia (the "City") experienced severe financial difficulties during the early 1990's which impaired its access to public credit markets. The City experienced a series of General Fund deficits for fiscal years 1988 through 1992. Legislation was enacted in 1991 to create an Intergovernmental Cooperation Authority (the "Authority") to provide deficit reduction financing and fiscal oversight for Philadelphia. In order for the Authority to issue bonds on behalf of the City, the City and the Authority entered into an intergovernmental cooperation agreement providing the Authority with certain oversight powers with respect to the fiscal affairs of the City. Philadelphia currently is operating under a five year plan approved by the Authority on May 20, 1997. The unaudited balance of the City's General Fund as of June 30, 1997 was approximately $120.0 million.

     The Authority's power to issue further bonds to finance capital projects or deficit expired on December 31, 1994, and its power to issue debt to finance a cash flow deficit expired December 31, 1996. Its ability to refund outstanding bonds is unrestricted. The Authority had $1,102.4 million in special revenue bonds outstanding as of June 30, 1997.


     Most recently, Moody's has rated the long-term general obligation bonds of the Commonwealth "Aa3," Standard & Poor's has rated such bonds "AA-" and Fitch has rated such bonds "AA." There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA STATE-SPECIFIC OBLIGATIONS. The concentration of investments in North Carolina State-Specific Obligations by the North Carolina Municipal Money Market Portfolio raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Portfolio and its portfolio securities. This section briefly describes current economic trends in North Carolina.

     The State of North Carolina has three major operating funds: the General Fund, the Highway Fund and the Highway Trust Fund. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax and soft drink tax (currently being phased out). North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.


     Fiscal year 1996 ended with a positive General Fund balance of approximately $573.4 million. An additional $153.1 million was available from a reserved fund balance. Of this aggregate amount, $77.3 million was reserved in the Savings Reserve (bringing the total reserve to $500.9 million) and $130.0 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $151.3 million after prior withdrawals). An additional $47.1 million was transferred to a newly-created Clean Water Management Trust Fund, $39.5 million was reserved in a Capital Improvement Reserve, and $26.2 million was transferred to newly-created Federal Retiree Refund and Administration Accounts, leaving an unreserved General Fund balance at June 30, 1996 of approximately $406.1 million.


     Fiscal year 1997 ended with a positive General Fund balance of approximately $874.8 million. Along with additional reserves, $135 million was reserved in the Reserve for Repair and Renovation of State Facilities, in addition to a supplemental reserve of $39.3 million for repairs and renovations (bringing the total reserve to $221.2 million after prior withdrawals). An additional $49.4 million was transferred to the Clean Water Management Trust Fund (bringing the total reserve to $49.4 million after prior withdrawals) and $115 million and $156 million were reserved in newly-created Disaster Relief and Intangible Tax Refund Reserves, respectively. The Disaster Relief Reserve was used to cover disaster relief funds spent during fiscal year 1997. An additional $61 million was reserved for the State to acquire the shares of the North Carolina Railroad Company not held by the State. No additional amounts were transferred to the Savings Reserve for the year (the existing balance of $500.9 million having met the statutory reserve requirements). After additional reserves, the unreserved General Fund balance at the end of fiscal year 1997 was approximately $318.7 million.


     The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles (GAAP). Based on a modified accrual basis (GAAP), the General Fund balance at June 30, 1996 and 1997 was $1,422.1 million and $1,703.9 million, respectively.


     On August 28, 1997, the North Carolina General Assembly adopted the biennium budget for 1997 to 1999. The $11.4 billion budget for fiscal year 1998 included a 7.6% increase in spending over the fiscal year 1997 budget. Highlights of the new budget included increased spending for education, with $181 million in funding for teacher pay raises averaging 6.5% and $92 million to implement the newly-enacted Excellent Schools Act, which raises teacher salaries to the national average over four years and requires teachers at low-performing schools to pass competency tests. Money was also reserved for schools that achieve or surpass academic goals, school technology funds, new school buses, staff development programs, community college job training programs, and other education purposes. The General Assembly also passed a welfare reform program, adopted a streamlined process for cleaning up brownfields for reuse as industrial and commercial sites, and cut the North Carolina sales tax on food by 1% beginning in 1998.


     The General Assembly adjusted downward the General Fund appropriation support for the continuation budgets by $425.4 million and $242.2 million in fiscal years 1998 and 1998, respectively, and authorized continuation funding of $10,439.4 million for fiscal year 1998 and $10,957.5 million for fiscal year 1999. The adjustments included reductions of expenditures resulting from supporting revenues sources being reclassified from tax and nontax revenues to departmental receipts, increases in departmental receipts and federal receipts, reductions of projected operating costs, and other efficiencies and savings. Increases of $798.7 million for fiscal year 1998 and $574.5 million for fiscal year 1999 were approved for operating budgets.

     The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government's relationship with State governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.


     During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in July 1997, North Carolina ranked tenth among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in November 1997 to be 3.5% of the labor force, as compared with an unemployment rate of 4.6% nationwide.

     The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:


     1. Swanson v. State of North Carolina and Patton v. State of North Carolina -- State Tax Refunds - Federal Retirees. In Davis v. Michigan (1989),
                                                     -----------------
the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained
                             -----
similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.


     Following Davis, federal retirees filed a class action suit in federal
               -----
court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members (Swanson). A companion suit was
                                                -------
filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that Davis could only be applied
                                        -----
prospectively and that the taxes collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. Plaintiffs petitioned the United States Supreme Court for review of that decision, which petition was denied. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force. Despite these victories in court, the General Assembly in its 1996 Special Session adopted legislation allowing for a refund of taxes for federal retirees. Effective for tax years beginning on or after January 1, 1996, federal retirees are entitled to a North Carolina income tax credit for taxes paid on their pension benefits during tax years 1985 through 1988. In the alternative, a partial refund may be claimed in lieu of a credit for eligible taxpayers.

     An additional lawsuit was filed in 1995 in State Court by federal pensioners to recover State income taxes paid on federal retirement benefits (Patton). This case grew out of a claim by federal
                     ------
pensioners in the original federal court case in Swanson. In the new lawsuit,
                                                 -------
the plaintiffs allege that when the State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis. The lawsuit seeks a refund of taxes
                                     -----
paid by federal retirees on federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. Potential refunds exceed $300 million. This case has been suspended pending final judgment in Bailey (discussed below), and no court date has been set. Should plaintiffs
------
prevail in Bailey, such a result, the Federal retirees allege, would reestablish the disparity of treatment between State and Federal pension income that was held unconstitutional in Davis. The North Carolina Attorney General believes
                         -----
that sound legal authority and arguments support the denial of this claim. Potential refunds and interest are estimated to be $585.09 million for the period through fiscal year 1997. Until this matter is resolved, any additional potential refunds and interest will continue to accrue.

     2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions.


     On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General has appealed this order, which appeal is pending in the North Carolina Supreme Court.


     Potential refunds and interest are estimated to be $287.56 million for the period through fiscal year 1997. Until this matter is resolved, any additional potential refunds and interest will continue to accrue. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the merits.


     In its 1996 Short Session, the North Carolina General Assembly approved additional North Carolina general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November, 1996. In March 1997, North Carolina issued $450 million of the authorized school bonds (Public School Building Bonds). In November 1997, North Carolina issued $250 million of the authorized highway bonds (Highway Bonds). The offering of the remaining $2.05 billion of these authorized bonds is anticipated to occur over the next two-five years.

     Currently, Moody's, S&P and Fitch rate North Carolina general obligation bonds "Aaa," "AAA," and "AAA," respectively. See Appendix A.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA STATE-SPECIFIC OBLIGATIONS. The Virginia State-Specific Money Market Portfolio will invest primarily in Virginia State-Specific Obligations. For this reason, the Portfolio is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Portfolio. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

     The rate of economic growth in the Commonwealth of Virginia has increased steadily over the past decade. Per capita income in Virginia has been consistently above national levels during that time. The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, state and local government and manufacturing. Because of Northern Virginia, with its proximity to Washington, D.C. and Hampton Roads, which has the nation's largest concentration of military installations, the Federal government has a greater economic impact on Virginia relative to its size than any state other than Alaska and Hawaii.

     According to statistics published by the U.S. Department of Labor, Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states.


     Virginia's state government operates on a two-year budget. The Constitution vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. An amendment to the Constitution, effective January 1, 1993, established a Revenue Stabilization Fund. This Fund is used to offset a portion of anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Revenue Stabilization Fund consists of an amount not to exceed 10 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.

     General Fund revenues are principally comprised of direct taxes. In recent fiscal years, most of the total tax revenues have been derived from five major taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, public service corporations and premiums of insurance companies.


     In September 1991, the Debt Capacity Advisory Committee was created by the Governor through an executive order. The committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia.
The committee annually reviews the outstanding debt of all agencies, institutions, boards and authorities of Virginia for which Virginia has either a direct or indirect pledge of tax revenues or moral obligation. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly.

     The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by Virginia's full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each:

     Section 9(a)(2) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies, subject to limitations on amount and duration; to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to this Section may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year.

     Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide election. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years less the total amount of bonds outstanding. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

     Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects (so-called "double-barrel" debt). Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.


     Section 9(d) provides that the restrictions of Section 9 are not applicable to any obligation incurred by

Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The repayment of debt issued by the Virginia Public Building Authority, the Virginia Port Authority, the Virginia College Building Authority Equipment Leasing Program and the Innovative Technology Authority is supported in large part by General Fund appropriations.


     The Commonwealth Transportation Board is a substantial issuer of bonds for highway projects. These bonds are secured by and are payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds that are secured by a portion of the Transportation Trust Fund.

     Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.

     Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority and Virginia Public School Authority bonds and all of the Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt. To date, none of these authorities has advised Virginia that any such deficiencies exist.


     Local government in Virginia is comprised of 95 counties, 40 incorporated cities, and 190 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. The Virginia Constitution imposes numerous restrictions on local indebtedness, affecting both its incurrence and amount.

     In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the Federal government. At that time, Virginia exempted state and local retirement benefits but not Federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits. Following Davis, at least five suits, some with multiple plaintiffs, for refunds of Virginia income taxes, were filed by Federal retirees. These suits were consolidated under the name of Harper v. Virginia Department of Taxation.

     In a Special Session, the Virginia General Assembly on July 9, 1994, passed emergency legislation to provide payments in five annual installments to Federal retirees in a settlement of the retirees' claims as a result of Davis. In 1995 and 1996, the General Assembly passed legislation allowing more retirees to participate in the settlement. As of April 15, 1996, the estimated total cost to Virginia for the settlement was approximately $316.2 million.


     On September 15, 1995, the Supreme Court of Virginia rendered its decision in Harper, reversing the judgment of the trial court, entering final judgment in favor of the taxpayers, and directing that the amounts unlawfully collected be refunded with statutory interest. Virginia issued refund checks on November 9, 1995, and interest stopped accruing as of November 3, 1995. The cost of refunding all Virginia income taxes paid on Federal government pensions for taxable years 1985, 1986, 1987 and 1988 to Federal government pensioners who opted out of the settlement was approximately $78.7 million, including interest earnings.


     The total cost of refunding all Virginia income taxes paid on Federal pensions on account of the settlement (approximately $316.2 million) and the judgment ($78.7 million) is approximately $394.9 million, of which $266.4 million ($124.5 million in respect of the settlement and the entire $78.7 million in respect of the judgment and $63.2 million in fiscal year 1997) has been paid, leaving $128.5 million payable in respect of the settlement -- approximately $62.5 million on March 31, 1998 and (subject to appropriation) $66 million on March 31, 1999.


     Most recently, Moody's has rated the long-term general obligation bonds of Virginia Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

     SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NEW JERSEY STATE-SPECIFIC OBLIGATIONS. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.


          State Finance/Economic Information. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 people per square mile, it is the most densely populated of all the states. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1996 New Jersey ranked second among the states in per capita personal income ($31,053).


          By the beginning of the national recession (which officially started in July 1990 according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing.


          Reflecting the economic downturn, the rate of unemployment in New Jersey rose from 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.2% in 1996 and 5.5% for the six month period from January 1997.


          For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. In the manufacturing sector, employment losses slowed between 1992 and 1994. During 1995 and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity. Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992.


          New Jersey's Budget and Appropriation System. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The Appropriation Acts enacted by the New Jersey Legislature and approved by the Governor provide the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 1994 was $1,264.6 million, for fiscal year 1995 was $950.2 million and for fiscal year 1996 was $882.2 million. For fiscal year 1997, the undesignated balance in the General Fund was $1,078.3 million, subject to change upon completion of the year-end audit. The estimated undesignated balance for fiscal year 1998 is $553.5 million, based on the amounts contained in the fiscal year 1998 Appropriations Acts. The fund balances are available for appropriation in succeeding fiscal years.


          During the course of the fiscal year, the Governor may take steps to reduce State expenditures if it appears that revenues have fallen below those originally anticipated. There are additional means by which the Governor may ensure that the State does not incur a deficit. Under the State Constitution, no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.


          General Obligation Bonds. New Jersey finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully.


          The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 1997 was $3.437 billion. The appropriation for the debt service obligation on outstanding indebtedness is $483.7 million for fiscal year 1998.


          In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. For fiscal year 1998, the amount appropriated to this purpose is $516.0 million.


          Tax and Revenue Anticipation Notes. In fiscal year 1992 New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $800 million of tax and revenue anticipation notes outstanding. These notes mature on June 15, 1998. Such notes constitute special obligations of New Jersey payable solely from moneys on deposit in the General Fund and Property Tax Relief Fund and legally available for such payment.

          Lease Financing. New Jersey has entered into a number of leases relating to the financing of certain real property and equipment. New Jersey leases the Richard J. Hughes Justice Complex in Trenton from the Mercer County Improvement Authority (the "MCIA"). Under the lease agreements with the New Jersey Economic Development Authority (the "EDA"), New Jersey leases (i) office buildings that house the New Jersey Division of Motor Vehicles, New Jersey Network, a branch of the United States Postal Service and a parking facility,
(ii) approximately 13 acres of real property and certain infrastructure improvements thereon located in the city of Newark, (iii) certain energy saving equipment which shall be installed in various buildings around New Jersey and
(iv) the New Jersey Performing Arts Center Facility in the City of Newark. New Jersey also leases several office buildings, facilities and improvements from the New Jersey Building Authority (the "NJBA"). Rental payments under each of the foregoing leases are sufficient to pay debt service on the related bonds issued by MCIA, EDA and NJBA, and in each case are subject to annual appropriation by the New Jersey Legislature.


          Beginning in April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. To date, New Jersey has completed eleven lease purchase agreements which have resulted in the issuance of Certificates of Participation totaling $749,350,000. The agreements relating to these transactions provide for semi-annual rental payments. New Jersey's obligation to pay rentals due under these leases is subject to annual appropriations being made by the New Jersey Legislature.


          State Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for New Jersey aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities. The New Jersey Legislature is not legally bound to make such future appropriations, but has done so to date on all outstanding obligations issued under these laws.


          "Moral Obligation" Financing. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible New Jersey entities. As of June 30, 1997, outstanding "moral obligation" bonded indebtedness issued by New Jersey entities totaled $614,324,305 and maximum annual debt service subject to "moral obligation" is $67,502,366.04.


          Higher Education Assistance Authority. The Higher Education Assistance Authority ("HEAA") has issued $149,996,064 aggregate principal amount of revenue bonds. It is anticipated that the HEAA's revenues will be sufficient to cover debt service on its bonds.


          New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required New Jersey to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.


          South Jersey Port Corporation. New Jersey has periodically provided the South Jersey Port Corporation (the "Port Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. For calendar years 1986 through 1997, New Jersey has made appropriations totaling $49,560,536.25 which covered deficiencies in revenues of the Port Corporation, for debt service and property tax payments.


          New Jersey Sports and Exposition Authority. On March 2, 1992, the New Jersey Sports and Exposition Authority (the "Sports Authority") issued $147,490,000 in New Jersey guaranteed bonds and defeased all previously outstanding New Jersey guaranteed bonds of the Sports Authority. New Jersey officials have stated the belief that the revenue of the Sports Authority will be sufficient to provide for the payment of debt service on these obligations without recourse to New Jersey's guarantee.


          Legislation enacted in 1992 authorizes the Sports Authority to issue bonds for various purposes payable from New Jersey appropriations. Pursuant to this legislation, the Sports Authority and the New Jersey Treasurer have entered into an agreement (the "State Contract") pursuant to which the Sports Authority will undertake certain projects, including the refunding of certain outstanding bonds of the Sports Authority, and the New Jersey Treasurer will credit to the Sports Authority Fund amounts from the General Fund sufficient to pay debt service and other costs related to the bonds. The payment of all amounts under the State Contract is subject to and dependent upon appropriations being made by the New Jersey Legislature. As of June 30, 1997 there are approximately $458,890,000 aggregate principal amount of Sports Authority bonds outstanding, the debt service on which is payable from amounts credited to the Sports Authority Fund pursuant to the State
Contract.


          New Jersey Transportation Trust Fund Authority. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of New Jersey organized and existing under the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of New Jersey's share of the cost of improvements to New Jersey's transportation system. Pursuant to the TTFA Act, the TTFA, the New Jersey Treasurer and the Commissioner of Transportation executed a contract (the "TTFA Contract") which provides for the payment of these revenues to the TTFA. The payment of all such amounts is subject to and dependent upon appropriations being made by the New Jersey Legislature and there is no requirement that the Legislature make such appropriation. On May 30, 1995, the New Jersey Legislature amended the TTFA Act to provide, among other things, for (i) the issuance of debt in an aggregate principal amount in excess of the statutory debt limitation in effect prior to the enactment of the 1995 amendments, (ii) an increase in the amount of revenues available to the TTFA and
(iii) broadening the scope of transportation projects.


          Pursuant to the Act, the aggregate principal amount of TTFA's bonds, notes or other obligations outstanding at any one time may not exceed $700 million plus amounts carried over from prior fiscal years. These bonds are special obligations of the TTFA payable from payments made by New Jersey pursuant to the TTFA Contract.


          Economic Recovery Fund Bonds. Legislation enacted during 1992 by New Jersey authorizes the EDA to issue bonds for various economic development purposes. Pursuant to that legislation, EDA and the New Jersey Treasurer have entered into an agreement (the "ERF Contract") through which EDA has agreed to undertake the financing of certain projects and the New Jersey Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey. The payment of all amounts under the ERF Contract is subject to and dependent upon appropriations being made by the New Jersey Legislature.

          Counties and Municipalities. New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 4OA:2-1 I.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes
(i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than a local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exceptions, may be exceeded only with the approval of the Local Finance Board.


          State Pension Funding Bonds. Legislation enacted in June 1997 authorizes the EDA to issue bonds to pay a portion of New Jersey's unfunded accrued pension liability for New Jersey's retirement systems (the "Unfunded Accrued Pension Liability"), which, together with amounts derived from the revaluation of the pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the Unfunded Accrued

Pension Liability. On June 30, 1997 the EDA issued $2,803,042,498.56 aggregate principal amount of State Pension Funding Bonds, Series 1997A-1997C. The EDA and the New Jersey Treasurer have entered into an agreement which provides for the payment to the EDA of monies sufficient to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the New Jersey Legislature.


          School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to New Jersey regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.


          School District Lease Purchase Financings. In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22A- 1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.


          Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c.38 and c.39) which provides for the issuance by municipalities and school districts of "qualified bonds". Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c.38 or c.39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the New Jersey Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and, in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts tax revenues, municipal purposes tax assistance fund distributions, New Jersey urban aid, New Jersey revenue sharing, and any other funds appropriated as New Jersey aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above-mentioned appropriations are made by New Jersey. Total outstanding indebtedness for "qualified bonds" consisted of $224,492,700 by various school districts as of June 30, 1995 and $903,760,316 by various municipalities as of June 30, 1995.


          New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. At June 30, 1995, the book value of the Fund's assets aggregated $88,736,798 and the reserve, computed as of June 30, 1995, amounted to $38,811,015. There has never been an occasion to call upon this fund. New Jersey provides support of certain bonds of counties, municipalities and school districts through various statutes.


          Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New

Jersey or federal financial restrictions are exempted, but only to the extent of that difference.


          Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between an municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.


     Litigation. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, New Jersey agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.


     New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $90,800,000 for tort and medical malpractice claims pending as of June 30, 1997. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.


     Other lawsuits presently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditures include the following:

     New Jersey Education Association v. State of New Jersey challenging amendments enacted in 1994 affecting the funding of the Teachers Pension and Annuity Fund, the Public Employees' Retirement System, the Police and Fireman's Retirement System, the State Police Retirement System and the Judicial Retirement System. The matter was stayed pending the adoption of the Appropriations Act for Fiscal Year 1998 and has been closed on a stipulation of dismissal entered by the court upon consent of all the parties with no payment made by any of the parties.


     County of Passaic v. State of New Jersey the County of Passaic, Passaic County Utilities Authority and Passaic County Pollution Control Financing Authority alleged tort and contract claims against New Jersey and the New Jersey Department of Environmental Protection associated with a resource recovery facility which the plaintiffs had once planned to build. The complaint alleged $30 million in damages for an alleged violation of a 1984 consent order concerning the construction of the resource recovery facility. The court granted New Jersey's motion for summary judgment and the appellate division affirmed on October 17, 1997. The time for filing of a petition for recertification has elapsed.


     Interfaith Community Organization v. Shinn, a suit filed by a coalition of churches and church leaders in Hudson County against the Governor, the Commissioners of the Department of Environmental Protection and the Department of Health, concerning chromium contamination in Liberty State Park in Jersey City.


     American Trucking Associations, Inc. and Tri-State Motor Transit Co. v. State of New Jersey challenging the constitutionality of annual hazardous and solid waste licensure fees collected by the Department of Environmental Protection, seeking permanent injunction enjoining future collection of fees and refund of all renewal fees, fines and penalties collected.


     Abbott v. Burke, a decision by the New Jersey Supreme Court on July 12, 1994 requires that a funding formula be enacted by December 31, 1996 which would close the spending gap between poor urban school districts and wealthy suburban school districts by fiscal year 1998. On December 20, 1996, the Comprehensive Education Improvement and Financing Act ("CEIFA") was enacted. On January 6, 1997 the Education Law Center filed a motion in aid of litigant's rights with the New Jersey Supreme Court requesting, in part, relief in the form of 100% spending parity or state aid in the amount of approximately $200 million to be redistributed to the special needs school districts. On May 14, 1997, the Supreme Court held the CEIFA unconstitutional as applied to 28 districts and ordered New Jersey to appropriate additional funds beginning with the 1997-98 school year so that each district would be able to spend at the average of the wealthy suburban districts and remanded to the Superior Court to oversee a study and report of the Commission of Education on the special education needs and facilities of those districts.


     Affiliated FM Insurance Company v. State of New Jersey, an action by certain members of the New Jersey Property-Liability Insurance Guaranty Association challenging the constitutionality of assessments used for the Market Transition Fund and seeking repayment of assessments paid since 1990.


     In the Matter of the 1997 Assessment Made by the New Jersey Property Liability Insurance Guaranty Association Pursuant to N.J.S.A. 17:30A-4, in a case related to the case above, the American Insurance Association and the Alliance of American Insurers filed an appeal of an administrative action seeking an emergent stay of their obligation to pay assessments to the New Jersey Property-Liability Insurance Guaranty Association. The plaintiffs allege that the assessment of $160 million per calendar year is without statutory authority. On July 28, 1997, the court denied the plaintiffs' application for emergent relief and denied New Jersey's motion for summary disposition.


     C.F. v. Fauver, a class action in federal district court by prisoners with serious mental disorders who are confined within the facilities of the New Jersey Department of Corrections seeking injunctive relief in the form of changes to the manner in which the mental health services are provided to inmates.


     Cleary v. Waldman, the plaintiffs claim that the Medicare Catastrophic Coverage Act, providing funds to spouses of institutionalized individuals sufficient funds to live in the community, requires that a certain system be used to provide the funds and another system is being used instead. Estimate of exposure if the court were to find for the plaintiffs are in the area of $50 million per year from both New Jersey and Federal sources combined. Plaintiffs motion for a preliminary injunction was denied and is being appealed.


     United Hospitals v. State of New Jersey, 18 New Jersey hospitals are challenging the Medicaid reimbursements made since February 1995 claiming that New Jersey failed to comply with certain federal requirements, the reimbursement regulations are arbitrary, capricious and unreasonable, rates were incorrectly calculated, the hospitals were denied due process, the Medicaid reimbursement provisions violate the New Jersey Constitution, and Medicaid State Plan was violated by the New Jersey Department of Human Services implementation of hospital rates in 1995 and 1996.


     Trump Hotels & Casino Resorts, Inc. v. Mirage Resorts Incorporated, the plaintiff is suing Mirage Resorts and New Jersey in an attempt to enjoin their efforts to build a highway and tunnel funded by Mirage Resorts and $55 million in bonds collateralized by future casino obligations, claiming that the project violates the New Jersey Constitution provision that requires all revenues the state receives from gaming operations to benefit the elderly and disabled. The plaintiff also claims (i) the failure to disclose this constitutional infirmity is a material omission within the meaning of Rule 10b-5 of the Securities and Exchange Act of 1934, (ii) the defendants have sought to avoid the requirements of the Clean Water Act, Clean Air Act, Federal Highway Act and the New Jersey Coastal Area Facility Review Act. On May 1, 1997, the federal district court granted the defendants' motion to dismiss and appeal is pending in the Third Circuit. In a related action, State of New Jersey v. Trump Hotels & Casino Resorts, Inc., New Jersey filed a declaratory judgment action seeking a declaration that the use of certain funds New Jersey statutory provisions existed that permitted use of certain funds to be used for other purposes than the elderly or disabled. Declaratory judgment was entered in favor of New Jersey on May 14, 1997 and the matter is now in the Appellate
Division.


     United Alliance v. State of New Jersey, plaintiffs allege that the Casino Reinvestment Development Authority funding mechanisms are illegal including the gross receipts tax, the parking tax, and the Atlantic City fund. This matter has been placed on the inactive list. Five additional cases have been filed in opposition to the road and tunnel project which also contain related challenges:
Bryant v. New Jersey Department of Transportation, Merolla and Brady v. Casino Reinvestment Development Authority, Middlesex County v. Casino Reinvestment Development Authority, Gallagher v. Casino Reinvestment Development Authority and George Harms v. State of New Jersey. Summary judgment has been granted in favor of the New Jersey or its agencies in Merolla, Middlesex and Gallagher but the plaintiffs have filed an appeal.


     Blecker v. State of New Jersey, a class action filed on behalf of providers of Medicare Part B services to Qualified Medicare Beneficiaries seeking reimbursement for Medicare co-insurance and deductibles not paid by the New Jersey Medicaid program from 1988 to February 10, 1995. Plaintiffs claim a breach of contract and violation of federal civil rights laws. Arguments on the State's motions to dismiss and for summary judgment are expected to take place in late November or in December 1997.


     Spadoro v. New Jersey Economic Development Authority, the plaintiff challenges the funding of New Jersey's accrued unfunded liability on the State's pension funds through $2,803,042,498.56 in bonds issued by the New Jersey Economic Development Authority and authorized by the Pension Bond Financing Act of 1997. This suit is a second attempt by the plaintiff who claims that resolution authorizing the issuance of bonds was invalid because (i) the State Treasurer and other ex officio members of the

Authority had a conflict of interest, (ii) the actions of the Authority violated the public policy of the State, and (iii) there were various procedural defects in the conduct of the meeting. Oral argument on the defendants' motion for summary judgment is scheduled for January 8, 1998.


     Camden County Energy Recovery Associates v. New Jersey Department of Environmental Protection, the plaintiff owns and operates a resource facility in Camden County and has filed suit seeking to have the solid waste reprocurement process halted to clarify bid specification. The court did not halt the bid process but did require clarifications. Co-defendant Pollution Control Financing Authority of Camden County counterclaimed, seeking reformation of the contract between it and the plaintiff and cross-claimed against New Jersey for contribution and indemnification.


ADDITIONAL INVESTMENT LIMITATIONS.


     Each Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding shares (as defined below under "Miscellaneous"). The Index Master Portfolio's fundamental investment limitations are described separately.


MONEY MARKET PORTFOLIOS:


     1) Each of the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios may not purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets (taken at current value) may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.


     2) No Portfolio may borrow money or issue senior securities, except that each Portfolio may borrow from banks and (other than a Municipal Money Market Portfolio) enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.


     3) Each of the Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. The Money Market Portfolio, on the other hand, may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of (a) instruments issued (as defined in Investment Limitation number 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of foreign banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry.


     4) Each of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios will invest at least 80% of its net assets in AMT Paper and instruments the interest on which is exempt from regular Federal income tax, except during defensive periods or during periods of unusual market conditions.

     5) The Municipal Money Market Portfolio will invest at least 80% of its net assets in instruments the interest on which is exempt from regular Federal income tax and is not an item of tax preference for purposes of Federal alternative minimum tax, except during defensive periods or during periods of unusual market conditions.


NON-MONEY MARKET PORTFOLIOS:


     Each of the Non-Money Market Portfolios (other than the Ohio Tax-Free Income, Pennsylvania Tax-Free Income and New Jersey Tax-Free Income Portfolios) may not:


     1) Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.


     Each of the Non-Money Market Portfolios may not:


     2) Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


     Each Non-Money Market Portfolio (other than the Managed Income, Intermediate Government Bond, Low Duration Bond,

Intermediate Bond, Government Income, International Bond, Core Bond and Balanced Portfolios) may not:


     3) Borrow money or issue senior securities, except that each Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. No Portfolio will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.


     None of the Managed Income, Intermediate Government Bond, Low Duration Bond, Intermediate Bond, Government Income, Core Bond, International Bond and Balanced Portfolios may:


     4) Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. Each Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.



ALL PORTFOLIOS:


     No Portfolio may:


          1. Purchase or sell real estate, except that each Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.


          2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.


          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.


          4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts and, in the case of the International Bond Portfolio, currencies.


          5. Purchase securities of companies for the purpose of exercising control.


          6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Portfolio's transactions in futures contracts and related options or a Portfolio's sale of securities short against the box, and (b) a Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.


          7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities (publicly traded securities in the case of each Money Market Portfolio) of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.


          8. Make loans, except that each Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.


          9. Purchase or sell commodities except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.


          10. Notwithstanding the investment limitations of the Index Equity Portfolio, the Index Equity Portfolio may invest all of its assets in shares of an open-end management investment company with substantially the same investment objective, policies and limitations as the Portfolio.

     Although the foregoing investment limitations would permit the Money Market Portfolios to invest in options, futures contracts and options on futures contracts, and to sell securities short against the box, those Portfolios do not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a "demand feature" or "put" as permitted under SEC regulations for money market funds). Prior to making any such investments, a Money Market Portfolio would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.


INDEX MASTER PORTFOLIO:


     The investment limitations of the Index Master Portfolio, the Portfolio in which the Index Equity Portfolio invests all of its investable assets, are separate from those of the Index Equity Portfolio. The Index Master Portfolio may not:


     1. Invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;


     2. Make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;


     3. As to 75% of the total assets of the Index Master Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Index Master Portfolio's total assets, at market, would be invested in the securities of such issuer;


     4. Purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Trust's investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;


     5. Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of the Index Master Portfolio's gross assets valued at the lower of market or cost; provided that it may borrow amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;


     6. Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     7. Invest more than 10% of the value of its total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;


     8. Engage in the business of underwriting securities issued by others;


     9. Invest for the purpose of exercising control over management of any company;


     10. Invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;


     11. Invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;


     12. Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of its total assets would be invested in securities of companies within such industry;


     13. Write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;


     14. Purchase warrants; however, it may acquire warrants as a result of corporate actions involving its holdings of other equity securities;


     15.  Purchase securities on margin or sell short; or


     16.  Acquire more than 10% of the voting securities of any issuer.


Although (2) above prohibits cash loans, the Index Master Portfolio is authorized to lend portfolio securities. With respect to (7) above, pursuant to Rule 144A under the 1993 Act, the Index Master Portfolio may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to DFA, the Index Master Portfolio's adviser. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees of the

Trust and DFA will continue to monitor the liquidity of Rule 144A securities.

     For purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

     Because the structure of the Index Master Portfolio is based on the relative market capitalizations of eligible holdings, it is possible that the Index Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940, and certain requirements of the Act regulating dealings between affiliates might become applicable.


                             TRUSTEES AND OFFICERS
THE FUND

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:


                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
William O. Albertini                        Trustee                    Executive Vice President
Bell Atlantic Global                                                   and Chief Financial
  Wireless                                                             Officer since August,
1717 Arch Street                                                       1997, Bell Atlantic
29th Floor East                                                        Global Wireless (global
Philadelphia, PA  19103                                                wireless communications);
Age:  55                                                               Executive Vice President,
                                                                       Chief Financial Officer
                                                                       and Director from
                                                                       February 1995-August
                                                                       1997, Vice President and
                                                                       Chief Financial Officer
                                                                       from January 1991 -
                                                                       February 1995, Bell
                                                                       Atlantic Corporation (a
                                                                       diversified
                                                                       telecommunications
                                                                       company); Chairman,
                                                                       President and Chief
                                                                       Executive Officer from
                                                                       August 1989 - January
                                                                       1991, Bell Atlantic
                                                                       Enterprises
                                                                       International, Inc.;

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
                                                                       Director, Groupo
                                                                       Iusacell, S.A. de C.V.
                                                                       (cellular communications
                                                                       company) since June 1994;
                                                                       Director, American
                                                                       Waterworks, Inc. (water
                                                                       utility) since May 1990;
                                                                       Trustee, The Carl E. &
                                                                       Emily I. Weller
                                                                       Foundation since October
                                                                       1991.

Raymond J. Clark1                           Trustee,                   Treasurer of Princeton
Office of the Treasurer                     President and              University since 1987;
Princeton University                        Treasurer                  Trustee, The Compass
3 New South Building                                                   Capital Group of Funds
P.O. Box 35                                                            from 1987 to 1996;
Princeton, New Jersey 08540                                            Trustee, United-Way
Age: 62                                                                Princeton Area
                                                                       Communities from 1992-
                                                                       94; Trustee, Chemical
                                                                       Bank, New Jersey
                                                                       Advisory Board from 1994
                                                                       until 1995; Trustee,
                                                                       American Red Cross-
                                                                       Mercer County Chapter
                                                                       since 1995; Trustee,
                                                                       Medical Center of
                                                                       Princeton; and Trustee,
                                                                       United Way-Greater
                                                                       Mercer County from 1996-
                                                                       1997.

Robert M. Hernandez                         Trustee                    Director since 1991, Vice
USX Corporation                                                        Chairman and Chief
600 Grant Street                                                       Financial Officer
6105 USX Tower                                                         since 1994, Executive
Pittsburgh, PA  15219                                                  Vice President -
Age:  53                                                               Accounting and Finance
                                                                       and Chief Financial
                                                                       Officer from 1991 to
                                                                       1994, USX Corporation (a


____________________
1. This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
                                                                       diversified company
                                                                       principally engaged in
                                                                       energy and steel
                                                                       businesses); Director
                                                                       and Chairman of the
                                                                       Executive Committee, ACE
                                                                       Limited (insurance
                                                                       company); Trustee,
                                                                       Allegheny University
                                                                       Hospitals, Allegheny
                                                                       General; and Allegheny
                                                                       Health, Education and
                                                                       Research Foundation;
                                                                       Director, Marinette
                                                                       Marine Corporation;
                                                                       Director, Pittsburgh
                                                                       Baseball, Inc. from 1994-
                                                                       96; Director, Transtar,
                                                                       Inc. (transportation
                                                                       company) since 1996; and
                                                                       Director and Chairman of
                                                                       the Board, RMI Titanium
                                                                       Company.

Anthony M. Santomero                        Vice Chairman              Deputy Dean from
The Wharton School                          of the Board               1990 to 1994, Richard
University of Pennsylvania                                             K. Mellon Professor
Room 2344                                                              of Finance since April
Steinberg Hall-Dietrich Hall                                           1984, Director, Wharton
Philadelphia, PA 19104-6367                                            Financial Institutions
Age: 51                                                                Center, since July 1995,
                                                                       and Dean's Advisory
                                                                       Council Member since
                                                                       July 1984, The Wharton
                                                                       School, University of
                                                                       Pennsylvania; Associate
                                                                       Editor, Journal of
                                                                       Banking and Finance
                                                                       since June 1978;
                                                                       Associate Editor,
                                                                       Journal of Economics and
                                                                       Business since October
                                                                       1979; Associate Editor,
                                                                       Journal of Money, Credit
                                                                       and Banking since
                                                                       January 1980; Editorial
                                                                       Advisory Board, Open
                                                                       Economics Review since
                                                                       November 1990; Director,
                                                                       The Zweig

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
                                                                       Fund and The Zweig Total
                                                                       Return Fund; Director of
                                                                       Municipal Fund for
                                                                       California Investors,
                                                                       Inc. and Municipal Fund
                                                                       for New York Investors,
                                                                       Inc.

David R. Wilmerding, Jr.                    Chairman of                Chairman, Gee,
One Aldwyn Center                           the Board                  Wilmerding & Asso-
Villanova, PA  19085                                                   ciates, Inc.
Age:  62                                                               (investment advisers)
                                                                       since February 1989;
                                                                       Director, Beaver
                                                                       Management Corporation;
                                                                       Managing General
                                                                       Partner, Chestnut Street
                                                                       Exchange Fund; Director,
                                                                       Independence Square
                                                                       Income Securities, Inc.;
                                                                       Director, The Mutual
                                                                       Fire, Marine and Inland
                                                                       Insurance Company;
                                                                       Director, U.S.
                                                                       Retirement Communities,
                                                                       Inc.; Director, Trustee
                                                                       or Managing General
                                                                       Partner of a number of
                                                                       investment companies
                                                                       advised by PIMC and its
                                                                       affiliates.

Karen H. Sabath                             Assistant                  President, Compass
BlackRock, Inc.                             Secretary                  Capital Group, Inc. since
345 Park Avenue                                                        1995; Managing Director
New York, NY 10154                                                     of BlackRock Financial
Age:  31                                                               Management, Inc. since
                                                                       1993; prior to 1993, Vice
                                                                       President of BlackRock
                                                                       Financial Management,
                                                                       Inc.

Ellen L. Corson                             Assistant                  Vice President and
PFPC Inc.                                   Treasurer                  Director of Mutual Fund
103 Bellevue Parkway                                                   Accounting and Adminis-
Wilmington, DE  19809                                                  tration, PFPC Inc. since
Age:  33                                                               November 1997; Assistant
                                                                       Vice President, PFPC Inc.
                                                                       from March 1997 to
                                                                       November 1997; Senior
                                                                       Accounting Officer, PFPC
                                                                       Inc. from March 1993 to
                                                                       March 1997.

                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
Brian P. Kindelan                           Secretary                  Senior Counsel, PNC Bank
PNC Bank Corp.                                                         Corp. since May 1995;
1600 Market Street,                                                    Associate, Stradley, Ronon,
28th Fl.                                                               Stevens & Young from March
Philadelphia, PA 19103                                                 1990 to May 1995.
Age: 38



     The Fund pays trustees who are not affiliated with BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) or BlackRock Distributors, Inc. ("BDI" or "Distributor") $10,000 annually and $275 per Portfolio for each full meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with BlackRock, Inc. or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of BlackRock, Inc., PNC Institutional Management Corporation ("PIMC"), Provident Capital Management, Inc. ("PCM"), BlackRock Financial Management, Inc. ("BlackRock"), PNC Equity Advisors Company ("PEAC"), BlackRock International, Ltd. ("BIL"), PFPC Inc. ("PFPC"), BDI (collectively with PFPC and BlackRock, Inc., the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of each Portfolio.

         The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1997:

                                                                                                                     TOTAL
                                                              PENSION OR                                             COMPENSATION
                                                              RETIREMENT                                             FROM REGISTRANT

                                     AGGREGATE                BENEFITS                    ESTIMATED                  AND FUND
                                     COMPENSATION             ACCRUED AS                  ANNUAL                     COMPLEX/1/
NAME OF PERSON,                      FROM                     PART OF FUND                BENEFITS UPON              PAID TO
POSITION                             REGISTRANT               EXPENSES                    RETIREMENT                 TRUSTEES
--------                             ----------               --------                    ----------                 --------

Anthony M.                             $52,300                  N/A                           N/A                    (3)/2/ $64,300
Santomero, Vice
Chairman of the
Board

David R. Wilmerding,                   $61,050                  N/A                          N/A                     (3)/2/ $73,050
Jr., Chairman of the
Board

William O.                             $43,550                  N/A                          N/A                     (1)/2/ $43,550
Albertini, Trustee

Raymond J. Clark,                      $43,550                  N/A                          N/A                     (1)/2/ $43,550
Trustee

Robert M. Hernandez,                   $43,550                  N/A                          N/A                     (1)/2/ $43,550
Trustee


--------------------
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of investment company boards trustees served on within the Fund Complex.

THE TRUST

     The names, addresses and dates of birth of the trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years are set forth below. As used below, "DFA Entities" refers to the following: Dimensional Fund Advisors Inc., Dimensional Fund Advisors Ltd., DFA Australia Limited, DFA Investment Dimensions Group Inc. (Registered Investment Company), Dimensional Emerging Markets Fund Inc. (Registered Investment Company), Dimensional Investment Group Inc. (Registered Investment Company) and DFA Securities Inc.

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
David G. Booth*                    Trustee, President                      President, Chairman-Chief
Santa Monica, CA                   and Chairman-Chief                      Executive Officer and Director
Birthdate:                         Executive Officer                       of all DFA Entities, except
12/2/46                                                                    Dimensional Fund Advisors Ltd.,
                                                                           of which he is Chairman and
                                                                           Director

George M.                          Trustee                                 Leo Melamed Professor of
Constantinides                                                             Finance, Graduate School of
Chicago, IL                                                                Business, University of Chicago.
Birthdate:                                                                 Director, DFA Investment
9/22/47                                                                    Dimensions Group Inc.,
                                                                           Dimensional Investment Group
                                                                           Inc. and Dimensional Emerging
                                                                           Markets Fund Inc.

John P. Gould                      Trustee                                 Steven G. Rothmeier
Chicago, IL                                                                Distinguished Service Professor
Birthdate:                                                                 of Economics, Graduate School of
1/19/39                                                                    Business, University of Chicago.
                                                                           Trustee, First Prairie Funds
                                                                           (registered investment
                                                                           companies).  Director, DFA
                                                                           Investment Dimensions Group
                                                                           Inc., Dimensional Investment
                                                                           Group Inc., Dimensional Emerging
                                                                           Markets Fund Inc. and Harbor
                                                                           Investment Advisors.  Executive
                                                                           Vice President, Lexecon Inc.
                                                                           (economics, law, strategy, and
                                                                           finance consulting).

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
Roger G.                           Trustee                                 Professor in Practice of
Ibbotson                                                                   Finance, Yale School of
New Haven, CT                                                              Management.  Director, DFA
Birthdate:                                                                 Investment Dimensions Group
5/27/43                                                                    Inc., Dimensional Investment
                                                                           Group Inc., Dimensional Emerging
                                                                           Markets Fund Inc., Hospital
                                                                           Fund, Inc. (investment
                                                                           management services) and BIRR
                                                                           Portfolio Analysis, Inc.
                                                                           (software products).  Chairman
                                                                           and President, Ibbotson
                                                                           Associates, Inc., Chicago, IL
                                                                           (software, data, publishing and
                                                                           consulting).

Merton H. Miller                   Trustee                                 Robert R. McCormick
Chicago, IL                                                                Distinguished Service Professor
Birthdate:                                                                 Emeritus, Graduate School of
5/16/23                                                                    Business, University of Chicago.
                                                                           Director, DFA Investment
                                                                           Dimensions Group Inc.,
                                                                           Dimensional Investment Group
                                                                           Inc. and Dimensional Emerging
                                                                           Markets Fund Inc.  Public
                                                                           Director, Chicago Mercantile
                                                                           Exchange.

Myron S. Scholes                   Trustee                                 Limited Partner, Long-Term
Greenwich, CT                                                              Capital Management L.P. (money
Birthdate:7/1/42                                                           manager).  Frank E. Buck
                                                                           Professor Emeritus of Finance,
                                                                           Graduate School of Business and
                                                                           Professor of Law, Law School,
                                                                           Senior Research Fellow, Hoover
                                                                           Institution, (all) Stanford
                                                                           University. Director, DFA
                                                                           Investment Dimensions Group
                                                                           Inc., Dimensional Investment
                                                                           Group Inc., Dimensional
                                                                           Emerging Markets Fund Inc.,
                                                                           Benham Capital Management Group
                                                                           of Investment Companies and
                                                                           Smith Breedon Group of
                                                                           Investment Companies.

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
                                   Trustee, Chairman                       Chairman-Chief Investment
Rex A.                             and Chief                               Officer and Director of all DFA
Sinquefield*                       Investment Officer                      Entities, except Dimensional
Santa Monica, CA                                                           Fund Advisors Ltd., of which he
Birthdate:                                                                 is Chairman, Chief Executive
9/7/44                                                                     Officer and Director.

*Interested
Trustee of the
Trust.
_____________

                                                                           Principal Occupation During
Trustees                           Position with Trust                     Last Five Years
--------                           -------------------                     ---------------
Arthur Barlow                      Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
11/7/55

Truman Clark                       Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.  Consultant until
Birthdate:                                                                 October 1995 and Principal and
4/8/41                                                                     Manager of Product Development,
                                                                           Wells Fargo Nikko Investment
                                                                           Advisors from 1990-1994.

Maureen Connors                    Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
11/17/36

Robert Deere                       Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
10/8/57

Irene R. Diamant                   Vice President,                         Vice President and Secretary of
Santa Monica, CA                   Secretary                               all DFA Entities, except
Birthdate:                                                                 Dimensional Fund Advisors Ltd.,
7/16/50                                                                    for which she is Vice President.

Eugene Fama, Jr.                   Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
1/21/61

Kamyab Hashemi-                    Vice President,                         Vice President, Controller and
Nejad,                             Controller and                          Assistant Treasurer of all DFA
Santa Monica, CA                   Assistant Treasurer                     Entities.
Birthdate:
1/22/61

Stephen P.                         Vice President                          Managing Director, ANB
Manus,                                                                     Investment Management and Trust
Santa Monica,                                                              Company from 1985-1993;
CA                                                                         President, ANB Investment
Birthdate:                                                                 Management and Trust Company
12/26/50                                                                   from 1993-1997.  Vice President
                                                                           of all DFA Entities.

Karen McGinley,                    Vice President                          Vice President of all DFA
Santa Monica,                                                              Entities.
CA
Birthdate:
3/10/66

Catherine L.                       Vice President and                      Associate, Morrison & Foerster,
Newell,                            Assistant Secretary                     LLP from 1989-1996.  Vice
Santa Monica,                                                              President of all DFA Entities.
CA
Birthdate:
5/7/64

David Plecha                       Vice President                          Vice President of all DFA
Santa Monica,                                                              Entities.
CA
Birthdate:
10/26/61

George Sands                       Vice President                          Vice President of all DFA
Santa Monica, CA                                                           Entities.
Birthdate:
2/8/56




Michael T.                         Vice President,                         Vice President, Chief Financial
Scardina                           Chief Financial                         Officer, and Treasurer of all
Santa Monica, CA                   Officer, and                            DFA Entities.
Birthdate:                         Treasurer
10/12/55

Jeanne C.                          Executive Vice                          Executive Vice President of all
Sinquefield,                       President                               DFA Entities.
Ph.D.
Santa Monica, CA
Birthdate:
12/2/46

Scott Thornton,                    Vice President                          Vice President of all DFA
Santa Monica,                                                              Entities.
CA
Birthdate:
3/1/63

Weston                             Vice President                          Vice President of all DFA
Wellington,                                                                Entities. Vice President,
Santa Monica,                                                              Director of Research, LPL
CA                                                                         Financial Services, Inc.
Birthdate:
3/1/51



Rex A. Sinquefield, Trustee, Chairman and Chief Investment Officer of the Trust and Jeanne C. Sinquefield, Executive Vice President of the Trust, are husband and wife.


     Set forth below is a table listing, for each trustee of the Trust entitled to receive compensation, the compensation received from the Trust during the fiscal year ended November 30, 1997 and the total compensation received from all four registered investment companies for which Dimensional Fund Advisors Inc. ("DFA") served as investment adviser during that same fiscal year.

                                                                                                                     TOTAL
                                                              PENSION OR                                             COMPENSATION
                                                              RETIREMENT                                             FROM
                                     AGGREGATE                BENEFITS                    ESTIMATED                  REGISTRANT AND
                                     COMPENSATION             ACCRUED AS                  ANNUAL                     TRUST COMPLEX1
NAME OF PERSON,                      FROM                     PART OF TRUST               BENEFITS UPON              PAID TO
POSITION                             REGISTRANT               EXPENSES                    RETIREMENT                 TRUSTEES
--------                             ----------               --------                    ----------                 --------
George M.                             $5,000                      N/A                        N/A                       $30,000
Constantinides,
Trustee

John P. Gould,                        $5,000                      N/A                        N/A                       $30,000
Trustee

Roger G. Ibbotson,                    $5,000                      N/A                        N/A                       $30,000
Trustee

Merton H. Miller,                     $5,000                      N/A                        N/A                       $30,000
Trustee

Myron S. Scholes,                     $5,000                      N/A                        N/A                       $30,000
Trustee

                 SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract,

_____________________
1 A Trust Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                     INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS


     Advisory and Sub-Advisory Agreements. The advisory and sub- advisory services provided by BlackRock, Inc., PIMC, BlackRock, PCM, PEAC, BIL and, with respect to the Index Master Portfolio, Dimensional Fund Advisors Inc. ("DFA") and the fees received by each of them for such services are described in the Prospectuses. As stated in the Prospectuses, BlackRock, Inc. may from time to time voluntarily waive its advisory fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.

     BlackRock, Inc., a wholly-owned indirect subsidiary of PNC Bank Corp., renders advisory services to each of the Portfolios, except the Index Equity Portfolio, pursuant to an Investment Advisory Agreement. From the commencement of operations of each Portfolio (other than the New Jersey Municipal Money Market, New Jersey Tax-Free Income, Core Bond, Low Duration Bond and International Bond Portfolios) until January 4, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), PIMC served as adviser.


     From July 1, 1991 to December 31, 1995, Midlantic Bank, N.A. ("Midlantic Bank") served as investment adviser to the predecessor portfolios of the International Bond, New Jersey Tax- Free Income and New Jersey Municipal Money Market Portfolios. From January 1, 1996 through January 12, 1996 (February 12, 1996 with respect to the predecessor portfolio of the International Bond Portfolio): (i) BlackRock, Inc. and Morgan Grenfell Investment Services Limited ("Morgan Grenfell") served as investment adviser and sub-adviser, respectively, to the predecessor portfolio to the International Bond Portfolio; (ii) PIMC served as investment adviser to the predecessor portfolio to the New Jersey Municipal Money Market Portfolio; and (iii)

BlackRock served as investment adviser to the predecessor portfolio to the New Jersey Tax-Free Income Portfolio pursuant to interim advisory and sub-advisory agreements approved by the shareholders of the Compass Capital Group of Funds. From December 9, 1992 to January 13, 1996, BlackRock served as investment adviser to the predecessor portfolio of the Core Bond Portfolio. From July 17, 1992 to January 13, 1996, BlackRock served as investment adviser to the predecessor portfolio of the Low Duration Bond Portfolio.


     PCM renders sub-advisory services to the Balanced, Large Cap Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios pursuant to Sub-Advisory Agreements. BIL renders sub-advisory services to the International Equity, International Emerging Markets and International Small Cap Equity Portfolios pursuant to Sub- Advisory Agreements. PIMC renders sub-advisory services to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios pursuant to Sub-Advisory Agreements. BlackRock renders sub-advisory services to the Balanced, Managed Income, Intermediate Government Bond, Tax-Free Income, Ohio Tax-Free Income, Pennsylvania Tax- Free Income, Low Duration Bond, Intermediate Bond, New Jersey Tax-Free Income, Core Bond, Government Income and International Bond Portfolios pursuant to Sub-Advisory Agreements. PEAC renders sub-advisory services to the Large Cap Growth Equity, Mid-Cap Growth Equity, Small Cap Growth Equity and Micro-Cap Equity Portfolios pursuant to Sub-Advisory Agreements. DFA renders advisory services to the Index Master Portfolio, the registered investment company in which the Index Equity Portfolio invests all of its assets, pursuant to an Investment Management Agreement. The Investment Advisory Agreement with BlackRock, Inc., the Investment Management Agreement with DFA and the above-referenced Sub-Advisory Agreements are collectively referred to as the "Advisory Contracts."

     From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank, Ohio, National Association ("PNC Bank Ohio") served as sub-adviser to the Ohio Tax-Free Income Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub-adviser to the Municipal Money Market Portfolio. From November 1, 1989 (commencement of operations) to September 10, 1993, PNC Bank Ohio served as sub- adviser to the Managed Income and Large Cap Growth Equity Portfolios. From April 20, 1992 to September 10, 1993, PCM served as sub-adviser to the Intermediate Government Bond Portfolio. From July 23, 1992 to March 29, 1995, PNC Bank served as sub-adviser to the Index Equity Portfolio. From September 11, 1993 to March 29, 1995, PNC Bank served as sub-adviser to the

Managed Income, Intermediate Government Bond and Large Cap Growth Equity Portfolios. From December 1, 1992 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Ohio Tax-Free Income and Pennsylvania Tax-Free Income Portfolios. From September 13, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Select Equity Portfolio. From September 14, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Small Cap Growth Equity Portfolio. From September 17, 1993 (commencement of operations) to March 29, 1995, PNC Bank served as sub-adviser to the Intermediate Bond Portfolio. From May 14, 1990 (commencement of operations) to July 1, 1995, PNC Bank served as sub-adviser to the Tax-Free Income Portfolio. PCM served as sub-adviser to the International Equity and International Emerging Markets Portfolios from commencement of operations (April 27, 1992 in the case of the International Equity Portfolio; June 17, 1994 in the case of the International Emerging Markets Portfolio) to April 19, 1996.

     PNC Bank served as sub-adviser for the Money Market Portfolio from October 4, 1989 (commencement of operations) to January 4, 1996; for the Municipal Money Market Portfolio from September 10, 1993 to January 4, 1996; for the U.S. Treasury Money Market Portfolio from November 1, 1989 (commencement of operations) to January 4, 1996; for the Ohio Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to January 4, 1996; for the Pennsylvania Municipal Money Market Portfolio from June 1, 1993 (commencement of operations) to January 4, 1996; for the North Carolina Municipal Money Market Portfolio from May 4, 1993 (commencement of operations) to January 4, 1996; for the Virginia Municipal Money Market Portfolio from July 25, 1994 (commencement of operations) to January 4, 1996; and for the New Jersey Municipal Money Market Portfolio from January 13, 1996 to June 6, 1996. From April 4, 1990 (commencement of operations) to January 4, 1996, PNC Bank served as sub-adviser to the Balanced Portfolio. From March 1, 1993 to January 4, 1996, PEAC served as sub-adviser to the Select Equity Portfolio. From March 29, 1995 to June 1, 1996, PEAC served as sub-adviser to the Index Equity Portfolio. From July 1, 1996 through December 31, 1996, Morgan Grenfell served as sub- adviser to the International Bond Portfolio.


      Under the relevant Advisory Contracts, BlackRock, Inc., PIMC, PCM, PEAC, BlackRock and BIL are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, BlackRock, Inc., PIMC, PCM, PEAC, BlackRock, BIL and DFA are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts (except the Advisory Contract relating to the Index Master Portfolio) is terminable as to a Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BlackRock, Inc., PIMC, PCM, PEAC, BlackRock or BIL, as the case may be. BlackRock, Inc., PIMC, PCM, PEAC, BlackRock and Bil may also terminate their advisory relationship with respect to a Portfolio on 60 days' written notice to the Fund. The Advisory Contract relating to the Index Master Portfolio is terminable by vote of the Trust's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Index Master Portfolio at any time without penalty on 60 days' written notice to DFA. DFA may also terminate its advisory relationship with respect to the Index Master Portfolio on 90 days' written notice to the Trust. Each of the Advisory Contracts terminates automatically in the event of its assignment.

     For the period from October 1, 1996 (December 27, 1996 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and September 26, 1997 in the case of the International Small Cap Equity Portfolio) through September 30, 1997, the Fund paid BlackRock, Inc. advisory fees, and BlackRock, Inc. waived advisory fees and reimbursed expenses, as follows:

                                                                   Fees Paid
Portfolios                                                      (After Waivers)            Waivers             Reimbursements
--------------------------------------------------------------- ---------------            -------             --------------
Money Market...................................................    $2,648,951             $8,355,021             $        0
U.S. Treasury Money Market.....................................       865,528              3,842,169                      0
Municipal Money Market.........................................       247,591              1,482,338                      0
New Jersey Municipal Money Market..............................        67,821                483,238                      0
North Carolina Municipal Money Market..........................        94,458                602,236                      0
Ohio Municipal Money Market....................................        66,919                434,972                      0
Pennsylvania Municipal Money Market............................       378,571              2,048,282                      0
Virginia Municipal Money Market................................         4,280                267,307                 18,025
Low Duration Bond..............................................       599,206                517,845                      0
Intermediate Government Bond...................................       462,943                308,628                      0
Intermediate Bond..............................................       973,237                648,825                      0
Core Bond......................................................     1,040,492              1,005,843                      0
Government Income..............................................           465                 84,527                 47,550
Managed Income.................................................     2,629,559              1,126,954                      0
International Bond.............................................       220,526                 12,573                      0
Tax-Free Income................................................       158,143                123,004                      0
Pennsylvania Tax-Free Income...................................       268,228                178,819                      0
New Jersey Tax-Free Income.....................................       254,415                179,069                      0
Ohio Tax-Free Income...........................................        10,355                 43,390                      0
Large Cap Value Equity.........................................     6,487,065                480,085                      0
Large Cap Growth Equity........................................     3,718,080                233,396                      0
Mid-Cap Value Equity...........................................       499,380                  4,043                      0
Mid-Cap Growth Equity..........................................       499,026                  4,087                      0

Small Cap Value Equity.........................................     2,036,977                  6,910                      0
Small Cap Growth Equity........................................     3,169,739                 32,560                      0
International Equity...........................................     4,101,006                556,548                      0
International Small Cap Equity.................................             0                      0                      0
International Emerging Markets.................................     1,786,671                152,118                      0
Select Equity..................................................     2,562,623                154,197                      0
Balanced.......................................................     1,486,866                 92,278                      0


     For the period from October 1, 1995 through January 4, 1996, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                                                     FEES PAID
PORTFOLIOS                                                        (AFTER WAIVERS)        WAIVERS           REIMBURSEMENTS
----------                                                         --------------       ----------         --------------
Money Market                                                        $321,268            $1,818,401                    $0
Municipal Money Market                                                46,804               304,226                     0
U.S. Treasury Money Market                                           114,639               745,150                     0
Ohio Municipal Money Market                                           11,052                71,841                     0
Pennsylvania Municipal Money Market                                   64,257               417,675                     0
North Carolina Municipal Money                                        11,026                71,666                     0
Market
Virginia Municipal Money Market                                            0                 7,024                     0
Managed Income                                                       520,724               223,168                     0
Government Income                                                          0                17,234                     0
Tax-Free Income                                                        3,933                11,137                     0
Intermediate Government Bond                                         114,345               130,122                     0
Ohio Tax-Free Income                                                     723                10,100                     0
Pennsylvania Tax-Free Income                                          43,145                37,663                     0
Intermediate Bond                                                    136,544               119,059                     0
Large Cap Value Equity                                               829,764               147,027                     0
Large Cap Growth Equity                                              361,240                95,914                     0
Small Cap Growth Equity                                              304,284                23,327                     0
Select Equity                                                        369,071                97,791                     0
Index Equity                                                           4,647                88,292                     0
Small Cap Value Equity                                               320,588                24,942                     0
International Equity                                                 697,319               127,354                     0
International Emerging Markets                                       144,937                11,380                     0
Balanced                                                             201,642                53,929                     0


     For the period from January 5, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), the Fund paid BlackRock, Inc. (PIMC in the case of the Index Equity Portfolio) advisory fees, and BlackRock, Inc. (PIMC in the case of the Index Equity Portfolio) waived advisory fees and reimbursed expenses, as follows:


                                                              Fees Paid
Portfolios                                                 (After Waivers)                   Waivers            Reimbursements
----------                                                 --------------                 --------------        --------------
Money Market                                                    $1,443,913                  $6,290,596                      $0
Municipal Money Market                                             158,379                   1,029,459                       0
U.S. Treasury Money Market                                         691,448                   3,584,858                       0
Ohio Municipal Money Market                                         32,275                     209,784                       0
Pennsylvania Municipal Money Market                                240,350                   1,562,271                       0
North Carolina Municipal Money Market                               45,997                     298,983                       0
Virginia Municipal Money Market                                          0                     180,685                  14,604
New Jersey Municipal Money Market                                   32,663                     212,365                       0
Managed Income                                                   1,796,762                     770,041                       0
Government Income                                                        0                      52,817                   7,027
Tax-Free Income                                                    109,211                      74,939                       0
Intermediate Government Bond                                       425,069                     283,380                       0
Ohio Tax-Free Income                                                 4,764                      31,253                   3,479
Pennsylvania Tax-Free Income                                       185,302                     123,326                       0
Intermediate Bond                                                  514,322                     342,880                       0
New Jersey Tax-Free Income                                         184,448                     122,966                       0
International Bond                                                 133,797                       4,580                       0
Core Bond                                                          424,691                     283,127                       0
Low Duration Bond                                                  338,287                     225,525                       0
Large Cap Value Equity                                           4,159,395                     421,173                       0
Large Cap Growth Equity                                          2,109,685                     210,969                       0
Small Cap Growth Equity                                          1,596,126                       7,204                       0
Select Equity                                                    1,457,052                     145,705                       0
Index Equity                                                        28,380                     174,535                       0
Small Cap Value Equity                                           1,223,651                           0                       0
International Equity                                             2,836,323                     202,595                       0
International Emerging Markets                                     740,140                      63,810                       0
Balanced                                                           917,400                      91,740                       0

     For the year or periods ended September 30, 1995, the Fund paid PIMC advisory fees, and PIMC waived advisory fees and reimbursed expenses, as follows:

                                                               Fees Paid
Portfolios                                                  (After Waivers)      Waivers          Reimbursements
----------                                                  ---------------   --------------      --------------
Money Market                                                     $1,051,446       $5,217,130                  $0
Municipal Money Market                                              189,929          921,718                   0
U.S. Treasury Money Market                                          489,209        2,327,266                   0
Ohio Municipal Money Market                                          49,133          245,955                   0
Pennsylvania Municipal Money Market                                 304,651        1,264,187                   0
North Carolina Municipal Money
Market                                                               46,472          369,591               4,999
Managed Income                                                    1,790,332          767,285                   0
Tax-Free Income                                                           0           49,671               1,599
Intermediate Government Bond                                        379,534          569,302                   0
Ohio Tax-Free Income                                                      0           42,044               6,713
Pennsylvania Tax-Free Income                                        161,038          137,951                   0
Intermediate Bond                                                   342,301          335,908                   0
Large Cap Value Equity                                            2,832,644          746,727                   0
Large Cap Growth Equity                                             866,271          324,851                   0
Small Cap Growth Equity                                             618,374          137,615                   0
Select Equity                                                       691,447          259,293                   0
Index Equity                                                         30,772          382,205                   0
Small Cap Value Equity                                            1,143,071          114,307                   0
International Equity                                              2,391,607          597,902                   0
Balanced                                                            642,763          241,037                   0
Virginia Municipal Money Market                                           0           85,063              35,957
International Emerging Markets                                      258,648           52,186                   0
Government Income/1/                                                      0           37,256              11,980

/1/ For the period from commencement of operations (October 3, 1994) through September 30, 1995.


     For the period from October 1, 1996 (December 27, 1996 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and September 26, 1997 in the case of the International Small Cap Equity Portfolio) through September 30, 1997, BlackRock, Inc. paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                                               Fees Paid
Portfolios                                                  (After Waivers)      Waivers
----------                                                  ---------------   --------------
Money Market                                                $1,300,023          $9,370,873
U.S. Treasury Money Market                                     577,321           3,631,808
Municipal Money Market                                         212,376           1,325,338
New Jersey Municipal Money Market                               75,204             414,553
North Carolina Municipal Money Market                           81,568             536,785
Ohio Municipal Money Market                                     62,070             384,055
Pennsylvania Municipal Money Market                            298,167           1,859,027
Virginia Municipal Money Market                                    350             241,044
Low Duration Bond                                               36,930             745,005
Intermediate Government Bond                                    14,450             525,649
Intermediate Bond                                               15,164           1,120,194
Core Bond                                                      104,500           1,327,935
Government Income                                                    0              59,494
Managed Income                                                  86,420           2,542,897
International Bond                                              79,789              89,738
Tax-Free Income                                                 48,652             148,151
Pennsylvania Tax-Free Income                                    34,191             278,742
New Jersey Tax-Free Income                                      26,000             277,439
Ohio Tax-Free Income                                            38,606                   0
Large Cap Value Equity                                         583,448           4,590,272
Large Cap Growth Equity                                        172,041           2,701,759
Mid-Cap Value Equity                                            15,821             413,497
Mid-Cap Growth Equity                                           15,422             413,851
Small Cap Value Equity                                         383,789           1,102,690
Small Cap Growth Equity                                        725,498           1,603,447
International Equity                                           269,395           3,456,696
International Small Cap Equity                                       0                 727
International Emerging Markets                                 107,739           1,598,368
Select Equity                                                  105,481           1,870,387
Balanced                                                       297,047             851,422

     For the period from October 1, 1995 through January 4, 1996, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                               FEES PAID
                                                 (AFTER
PORTFOLIOS                                     WAIVERS)      WAIVERS
----------                                     ---------     -------
Money Market                                        $0       $235,363
Municipal Money Market                               0         38,613
U.S. Treasury Money Market                           0         94,577
Ohio Municipal Money Market                          0          9,118
Pennsylvania Municipal Money                         0         53,013
Market
North Carolina Municipal Money                       0          9,096
Market
Virginia Municipal Money Market                      0            773
Managed Income                                 497,581         82,654
Government Income                                    0         12,063
Tax-Free Income                                  3,693          9,207
Intermediate Government                         73,585         97,542
Bond
Ohio Tax-Free Income                             3,258          4,318
Pennsylvania Tax-Free Income                    24,323         32,242
Intermediate Bond                               76,937        101,986
Large Cap Value Equity                         213,057              0
Large Cap Growth Equity                        333,722              0
Small Cap Growth Equity                        239,156              0
Select Equity                                  340,809              0
Index Equity                                    12,385         73,920
Small Cap Value Equity                         252,237              0
International Equity                           659,738              0
International Emerging Markets                 137,559              0
Balanced                                       186,567              0


     For the period from January 5, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996 (June 1, 1996 in the case of the Index Equity Portfolio), BlackRock, Inc. (PIMC in the case of the Index Equity Portfolio) paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub- advisory fees as follows:

                                           FEES PAID
                                            (AFTER
PORTFOLIOS                                 WAIVERS)      WAIVERS
----------                                ----------     -------
Money Market                              $1,443,913   $5,342,421
Municipal Money Market                       158,382      897,064
U.S. Treasury Money Market                   694,221    3,095,647
Ohio Municipal Money Market                   32,275      182,796
Pennsylvania Municipal Money
Market                                       240,350    1,361,445
North Carolina Municipal Money                45,997      260,560
Market
Virginia Municipal Money Market                    0      160,601
New Jersey Municipal Money                    32,663      149,411
Market
Managed Income                             1,488,836      248,415
Government Income                                  0       36,973
Tax-Free Income                               95,609       50,559
Intermediate Government                      412,698        2,499
Bond
Ohio Tax-Free Income                           1,428       23,786
Pennsylvania Tax-Free Income                 170,395       84,589
Intermediate Bond                            402,873      188,333
New Jersey Tax-Free Income                   153,707       61,483
International Bond                           106,486            0
Core Bond                                    353,907      141,564
Low Duration Bond                            281,905      112,763
Large Cap Value Equity                     3,314,383            0
Large Cap Growth Equity                    1,686,503            0
Small Cap Growth Equity                    1,164,980            0
Select Equity                              1,164,368            0
Index Equity                                  20,642      123,200
Small Cap Value Equity                       888,986            0
International Equity                       2,431,134            0
International Emerging Markets               707,475            0
Balanced                                     733,223            0

     For the year or periods ended September 30, 1995, PIMC paid sub-advisory fees to the specified Portfolios' sub-advisers, after waivers, and such sub-advisers waived sub-advisory fees as follows:

                                         FEES PAID
                                          (AFTER
PORTFOLIOS                               WAIVERS)          WAIVERS
----------                               ---------         -------
Money Market                                 $0           $721,072
Municipal Money Market                        0            123,516
U.S. Treasury Money Market                    0            312,942
Ohio Municipal Money Market                   0             32,788
Pennsylvania Municipal Money
Market                                        0            174,315
North Carolina Municipal Money
Market                                        0             46,229
Managed Income                            1,253,232        537,100
Tax-Free Income                               0             34,770
Intermediate Government                     265,674        398,511
Bond
Ohio Tax-Free Income                          0             29,431
Pennsylvania Tax-Free Income                112,727         96,566
Intermediate Bond                           239,611        235,136
Large Cap Value Equity                    2,060,105        543,074
Large Cap Growth Equity                     630,015        236,255
Small Cap Growth Equity                     449,727        100,084
Select Equity                               502,871        188,576
Index Equity                                 30,772        286,654
Small Cap Value Equity                      831,324         83,132
International Equity                      1,913,286        478,322
Balanced                                    467,464        175,299
Virginia Municipal Money Market               0              9,451
International Emerging Markets              227,610         45,924
Government Income/1/                          0             26,079

/1/  Commenced operations October 3, 1994.


     For the services it provides as investment adviser to the Index Master Portfolio, DFA is paid a monthly fee calculated as a percentage of average net assets of the Index Master Portfolio. For the fiscal years ending November 30, 1995, 1996 and 1997, the Index Master Portfolio paid advisory fees to DFA totalling $18,816, $62,405 and $160,156, respectively. The Index Equity Portfolio did not invest in the Index Master Portfolio until June 2, 1996.

     The predecessor portfolio to the New Jersey Tax-Free Income Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by BlackRock from January 1, 1996 through January 12, 1996. For the period from January 1, 1996 through January 12, 1996, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $20,165 in advisory fees to BlackRock. For the period from March 1, 1995 through December

31, 1995 and for the fiscal years ended February 28, 1995 and 1994, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $496,305, $607,485 and $159,582, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract. In addition, during the period from March 1, 1995 through December 31, 1995 and during the fiscal year ended February 28, 1995, Midlantic Bank waived $0 and $2,451, respectively, in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Tax-Free Income Portfolio paid BlackRock, Inc. $12,779 in investment advisory fees, and BlackRock, Inc. waived $8,520 in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, BlackRock, Inc. paid BlackRock $8,945 in sub-advisory fees with respect to the New Jersey Tax- Free Income Portfolio and BlackRock waived $5,964 in sub-advisory fees.


     The predecessor portfolio to the International Bond Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by BlackRock, Inc. from January 1, 1996 through February 12, 1996. For the period from February 1, 1996 through February 12, 1996, the predecessor portfolio to the International Bond Portfolio paid $4,134 in advisory fees to BlackRock, Inc., and BlackRock, Inc. waived advisory fees and reimbursed expenses totalling $0 and $0, respectively. For the period from February 1, 1996 through February 12, 1996, BlackRock, Inc. paid Morgan Grenfell $4,898 in sub-advisory fees with respect to the predecessor portfolio to the International Bond Portfolio, and Morgan Grenfell waived sub-advisory fees totalling $0. For the period from January 1, 1996 through January 31, 1996, the predecessor portfolio to the International Bond Portfolio paid $24,832 in advisory fees to BlackRock, Inc.. For the period from January 1, 1996 through January 31, 1996, BlackRock, Inc. paid Morgan Grenfell $20,176 in sub-advisory fees with respect to the predecessor portfolio to the International Bond Portfolio. For the period from March 1, 1995 through December 31, 1995 and for the fiscal year ended February 28, 1995, the predecessor portfolio to the International Bond Portfolio paid $305,176 and $361,620, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract.

     The predecessor portfolio to the New Jersey Municipal Money Market Portfolio was advised by Midlantic Bank from July 1, 1991 through December 31, 1995, and by PIMC from January 1, 1996 through January 12, 1996. For the period from January 1, 1996 through January 12, 1996, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $8,000 in advisory fees to PIMC. For the period from March 1, 1995 through December 31, 1995 and for the fiscal years ended February 28, 1995, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $155,696 and $158,240, respectively, in investment advisory fees to Midlantic Bank pursuant to its prior investment advisory contract. During the period from January 13, 1996 through January 31, 1996, the New Jersey Municipal Money Market Portfolio paid PIMC $2,128 in investment advisory fees, and PIMC waived $13,826 in investment advisory fees. During the period from January 13, 1996 through January 31, 1996, PNC Bank waived all of the sub-advisory fees (in the amount of $1,125) with respect to the New Jersey Municipal Money Market Portfolio.


     The predecessor portfolio to the Core Bond Portfolio was advised by BlackRock. For the period from July 1, 1995 through January 12, 1996, the predecessor portfolio to the Core Bond Portfolio paid BlackRock $53,125 in investment advisory fees and BlackRock waived $21,255 in investment advisory fees. For the fiscal years ended June 30, 1995 and 1994, BlackRock waived its investment advisory fee with respect to the predecessor portfolio to the Core Bond Portfolio in the amounts of $56,894 and $34,010, respectively, and reimbursed expenses amounting to $137,364 and $137,179, respectively. During the period from January 13, 1996 through March 31, 1996, the Core Bond Portfolio paid BlackRock, Inc. $182,709 in investment advisory fees, and BlackRock, Inc. waived $121,806 in investment advisory fees. During the period from January 13, 1996 through March 31, 1996, BlackRock, Inc. paid BlackRock $127,896 in sub-advisory fees with respect to the Core Bond Portfolio, and BlackRock waived $85,264 in sub-advisory fees.


     The predecessor portfolio to the Low Duration Bond Portfolio was advised by BlackRock. For the period from July 1, 1995 through January 12, 1996, the predecessor portfolio to the Low Duration Bond Portfolio paid BlackRock $56,481 in investment advisory fees and BlackRock waived $11,186 in investment advisory fees. For the fiscal years ended June 30, 1995 and 1994, BlackRock waived its investment advisory fee with respect to the predecessor portfolio to the Low Duration Bond Portfolio in the amounts of $102,707 and $110,232, respectively, and reimbursed expenses amounting to $61,195 and $55,582, respectively. During the period from January 13, 1996 through March 31, 1996, the Low Duration Bond Portfolio paid BlackRock, Inc. $149,488 in investment advisory fees, and BlackRock, Inc. waived $99,659 in investment advisory fees. During the period from January 13, 1996 through March 31, 1996, BlackRock, Inc. paid BlackRock $104,642 in sub-advisory fees with respect to the Low Duration Bond Portfolio, and BlackRock waived $69,761 in sub-advisory fees.


     ADMINISTRATION AGREEMENTS. BlackRock, Inc., PFPC and BDI serve as the Fund's co-administrators pursuant to administration agreements (collectively, the "Administration Agreement"). PFPC and BDI have agreed to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services;

provide and supervise the operation of an automated data processing system to process purchase and redemption orders; provide information and distribute written communications to shareholders; handle shareholder problems and calls; research issues raised by financial intermediaries relating to investments in a Portfolio's shares; review and provide advice with respect to communications for a Portfolio's shares; monitor the investor programs that are offered in connection with a Portfolio's shares; provide oversight and related support services that are intended to ensure the delivery of quality service to the holders of the Portfolio's shares; and provide certain other services required by the Fund. As stated in the Prospectuses, the Administrators may from time to time voluntarily waive administration fees with respect to a Portfolio and may voluntarily reimburse the Portfolios for expenses.


     BlackRock, Inc. serves as an Administrator to the Fund pursuant to a Co-Administration Agreement. Under the Co- Administration Agreement, BlackRock, Inc. is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.


     The Administration Agreement provides that BlackRock, Inc., PFPC and BDI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

     PFPC serves as the administrative services agent for the Index Master Portfolio pursuant to an Administration and Accounting Services Agreement. The services provided by PFPC are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports and acting as liaison with the Trust's custodians and dividend and disbursing agents. For its services, PFPC is entitled to compensation from the Index Master Portfolio at the annual rate of .015% of the Index Master Portfolio's average daily net assets. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's administrative services expenses.

     From February 1, 1993 until January 13, 1996, PFPC and Provident Distributors, Inc. ("PDI") served as co-administrators to the Fund. From December 1, 1995 to January 28, 1998, Compass Capital Group, Inc. ("CCG") served as Co-Administrator to the Fund. BlackRock, Inc. became Co-Administrator to the Fund on January 28, 1998. For the purposes of the Following Fee information CCG is also considered an "Administrator".

     For the period from October 1, 1996 (December 27, 1996 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and September 26, 1997 in the case of the International Small Cap Equity Portfolio) through September 30, 1997, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:


                                                                Fees Paid
Portfolios                                                   (After Waivers)       Waivers        Reimbursements
----------                                                   ---------------       -------        --------------
Money Market..............................................   $3,006,036             $161,687            0
U.S. Treasury Money Market................................    1,391,777               83,462            0
Municipal Money Market....................................     510,438                66,205            0
New Jersey Municipal Money Market.........................     134,020                49,666            0
North Carolina Municipal Money Market.....................     149,859                81,039            0
Ohio Municipal Money Market...............................     136,900                30,397            0
Pennsylvania Municipal Money Market.......................     701,182               105,262            0
Virginia Municipal Money Market...........................      13,709                76,820            0
Low Duration Bond.........................................     266,343               180,478            0
Intermediate Government Bond..............................     136,304               172,324            0
Intermediate Bond.........................................     359,159               291,462            0
Core Bond.................................................     628,096               188,359            0
Government Income.........................................         910                33,087            0
Managed Income............................................     696,869               755,201            0
International Bond........................................      56,066                28,697            0
Tax-Free Income...........................................      36,907                75,552            0
Pennsylvania Tax-Free Income..............................      84,673                94,146            0
New Jersey Tax-Free Income................................      77,981                95,412            0
Ohio Tax-Free Income......................................       9,942                11,556            0
Large Cap Value Equity....................................   2,173,719               195,769            0
Large Cap Growth Equity...................................   1,146,084               247,130            0
Mid-Cap Value Equity......................................     106,481                19,571            0
Mid-Cap Growth Equity.....................................     106,838                19,149            0
Small Cap Value Equity....................................     713,311                29,928            0
Small Cap Growth Equity...................................   1,156,894                     0            0
International Equity......................................   1,149,080                68,733            0
International Small Cap Equity............................           0                     0            0
International Emerging Markets............................     379,822                   596            0
Select Equity.............................................     794,449               189,515            0
Index Equity..............................................     134,085               549,869            0
Balanced..................................................     501,727                72,507            0


        For the period from October 1, 1995 through January 13, 1996, the Fund paid CCG, PFPC and PDI combined administration fees (after waivers), and CCG, PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                               Fees Paid
                                                (After                      Reimburse-
Portfolios                                     Waivers)         Waivers       ments
----------                                     --------         -------     ----------
Money Market                                   $645,001         $51,681            $0
Municipal Money Market                          117,010           8,088             0
U.S. Treasury Money Market                      242,075          52,266             0
Ohio Municipal Money Market                      17,189          12,366             0
Pennsylvania Municipal
Money Market                                    143,962          28,455             0
North Carolina Municipal
Money Market                                     11,644          17,455             0
Virginia Municipal Money
Market                                                0          12,768             0
Managed Income                                  226,271          82,078             0
Government Income                                   353           6,893             0
Tax-Free Income                                   1,455           4,890             0
Intermediate Government
Bond                                             69,369          33,385             0
Ohio Tax-Free Income                                604           3,942             0
Pennsylvania Tax-Free
Income                                           23,054          10,922             0
Intermediate Bond                                70,091          37,396             0
Large Cap Value Equity                          287,181          75,970             0
Large Cap Growth Equity                         142,578          32,289             0
Small Cap Growth Equity                         105,681          19,886             0
Select Equity                                   150,292          28,337             0
Index Equity                                     32,455          65,337             0
Small Cap Value Equity                          127,936           4,181             0
International Equity                            200,396          30,791             0
International Emerging
Markets                                          26,329               0             0
Balanced                                         73,163          24,504             0

     For the period from January 14, 1996 (February 1, 1996 in the case of the New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios; February 13, 1996 in the case of the International Bond Portfolio; and April 1, 1996 in the case of the Core Bond and Low Duration Bond Portfolios) through September 30, 1996, the Fund paid the Administrators combined administration fees (after waivers), and the Administrators waived combined administration fees and reimbursed expenses, as follows:


                                          Fees Paid
                                            (After
Portfolios                                 Waivers)           Waivers         Reimbursements
----------                                ---------           -------         --------------
Money Market                              $2,319,935          $460,119            $ 0
Municipal Money Market                       303,192           171,943              0
U.S. Treasury Money Market                 1,325,463           264,620              0
Ohio Municipal Money Market                   57,595            37,497              0
Pennsylvania Municipal
Money Market                                 576,488           139,781              0
North Carolina Municipal
Money Market                                  57,612            78,873              0
Virginia Municipal Money
Market                                             0            60,792          4,868
New Jersey Municipal Money
Market                                        47,930            52,585              0
Managed Income                               740,845           412,076              0
Government Income                              1,394            22,902              0
Tax-Free Income                               47,371            37,838              0
Intermediate Government
Bond                                         207,399           118,488              0
Ohio Tax-Free Income                          10,045             6,523              0
Pennsylvania Tax-Free
Income                                         85,441           56,528              0
Intermediate Bond                             221,810          172,503              0
New Jersey Tax-Free Income                     68,934           69,374              0
International Bond                             27,454           28,993              0
Core Bond                                     196,853          128,743              0
Low Duration Bond                             175,769           83,391              0
Large Cap Value Equity                      1,589,313          235,958              0
Large Cap Growth Equity                       729,234          236,170              0
Small Cap Growth Equity                       652,784           17,700              0
Select Equity                                 471,931          198,312              0
Index Equity                                   55,265          345,636              0
Small Cap Value Equity                        511,980            3,984              0
International Equity                          727,738          201,501              0
International Emerging
Markets                                       147,927                0              0
Balanced                                      339,671           80,233              0

         For the year or periods ended September 30, 1995, the Fund paid PFPC and PDI combined administration fees (after waivers), and PFPC and PDI waived combined administration fees and reimbursed expenses, as follows:

                                                     Fees Paid
                                                       (After
Portfolios                                            Waivers)                 Waivers       Reimbursements
----------                                           ----------                -------       --------------
Money Market                                         $1,686,008               $200,348              $0
Municipal Money Market                                  208,246                162,303               0
U.S. Treasury Money Market                              631,041                281,107               0
Ohio Municipal Money Market                              43,263                 55,100               0
Pennsylvania Municipal
Money Market                                            322,632                200,313               0
North Carolina Municipal
Money Market                                             24,058                114,630           1,666
Managed Income                                          751,452                267,310               0
Tax-Free Income                                               0                 19,868           2,132
Intermediate Government                                 244,417                135,117               0
Bond
Ohio Tax-Free Income                                          0                 16,817           8,950
Pennsylvania Tax-Free
Income                                                   68,050                 51,546               0
Intermediate Bond                                       139,960                131,323               0
Large Cap Value Equity                                1,083,967                187,474               0
Large Cap Growth Equity                                 360,966                 72,170               0
Small Cap Growth Equity                                 238,595                 36,310               0
Select Equity                                           288,666                 57,058               0
Index Equity                                             96,814                316,163               0
Small Cap Value Equity                                  359,637                 97,592               0
International Equity                                    689,601                107,601               0
Balanced                                                216,630                104,752               0
Virginia Municipal Money
Market                                                        0                 28,354          11,986
International Emerging
Markets                                                  41,383                  8,350               0
Government Income1                                            0                 14,903          15,973

/1/      Commenced operations October 3, 1994.

         The predecessor portfolios to the New Jersey Municipal Money Market, International Bond and New Jersey Tax-Free Income Portfolios received administrative services from SEI Financial Management Corporation ("SEI"). During the period from March 1, 1995 through January 12, 1996 and during the fiscal year ended February 28, 1995, the predecessor portfolio to the New Jersey Municipal Money Market Portfolio paid $73,663 and $44,863, respectively, in administration fees to SEI pursuant to the prior administration agreement, and SEI waived $0 and $26,345, respectively, in administration fees. During the period from

January 13, 1996 through January 31, 1996, the New Jersey Municipal Money Market Portfolio paid the Administrators $3,050 in administration fees, and the Administrators waived $3,691 in administration fees. During the period from March 1, 1995 through January 12, 1996 and during the fiscal year ended February 28, 1995, the predecessor portfolio to the New Jersey Tax-Free Income Portfolio paid $154,232 and $105,029, respectively, in administrative fees to SEI pursuant to the prior administration agreement, and SEI waived $4 and $77,951, respectively, in administrative fees. During the period from January 13, 1996 through January 31, 1996, the New Jersey Tax- Free Income Portfolio paid the Administrators $4,443 in administration fees, and the Administrators waived $5,347 in administration fees. During the period from March 1, 1995 through January 12, 1996 and during the fiscal year ended February 28, 1995, the predecessor portfolio to the International Bond Portfolio paid $77,924 and $81,364, respectively, in administrative fees to SEI pursuant to the prior administration agreement. During the period from January 13, 1996 through January 31, 1996, the predecessor portfolio to the International Bond Portfolio paid the Administrators $2,141 in administrative fees. During the period from February 1, 1996 through February 12, 1996, the predecessor portfolio to the International Bond Portfolio paid the Administrators $2,357 in administrative fees, and the Administrators waived fees and reimbursed expenses totalling $1,212 and $0, respectively.

         The predecessor portfolios to the Low Duration Bond and Core Bond Portfolios received administrative services from State Street Bank and Trust Company ("State Street"). During the period from July 1, 1995 through January 12, 1996 and during the fiscal year ended June 30, 1995, the predecessor portfolio to the Core Bond Portfolio paid $29,752 and $73,257, respectively, in administrative fees to State Street pursuant to the prior administration agreement, and State Street waived $0 and $0, respectively, in administrative fees. During the period from January 13, 1996 through March 31, 1996, the Core Bond Portfolio paid the Administrators $79,269 in administration fees, and the Administrators waived $60,808 in administration fees. During the period from July 1, 1995 through January 12, 1996 and during the fiscal year ended June 30, 1995, the predecessor portfolio to the Low Duration Bond Portfolio paid $31,578 and $69,234, respectively, in administrative fees to State Street pursuant to the prior administration agreement. During the period from January 13, 1996 through March 31, 1996, the Low Duration Bond Portfolio paid the Administrators $74,552 in administration fees, and the Administrators waived $40,055 in administration fees.

         The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of each Portfolio, (ii) holds and transfers portfolio securities on account of each Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of each Portfolio, (iv) collects and receives all income and other payments and distributions on account of each Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning each Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. serves as the international sub-custodian for various Portfolios of the Fund.

         For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each investment portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges. PNC Bank has undertaken to waive its custody fees with respect to the Index Equity Portfolio, which invests substantially all of its assets in the Index Master Portfolio.


         PFPC, which has its principal offices at 400 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems Service, Investor, Institutional and BlackRock classes of shares in each Portfolio, (ii) addresses and mails all communications by each Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of each Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Fund's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of
 .03% of the average net asset value of outstanding Institutional and Service Shares in each Portfolio, plus per account fees and disbursements. For its services with respect to the Fund's BlackRock Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .01% of the average net asset value of outstanding BlackRock Shares in each Portfolio, plus per account fees and disbursements. For its services under the Transfer Agency

Agreement with respect to Investor Shares, PFPC receives per account fees, with minimum annual fees of $24,000 for each series of Investor Shares in each Portfolio, plus disbursements. Until further notice, the transfer agency fees for each series of Investor Shares in each Portfolio will not exceed the annual rate of .10% of the series' average daily net assets.

         PNC Bank serves as the Trust's custodian and PFPC serves as the Trust's transfer and dividend disbursing agent. The Index Equity Portfolio bears its pro rata portion of the Index Master Portfolio's custody and transfer and dividend disbursing fees and expenses.

         DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of each Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.


         Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or BlackRock, Inc. or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, as described further below, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay BlackRock, Inc. fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. BlackRock, Inc., in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

         The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

         With respect to Investor A Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of .10% of the average daily net asset value of each Portfolio's outstanding Investor A Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Investor A Shares.

         With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor B Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

         With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor C Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor C Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C Shares are redeemed within 12 months of purchase.


         The Fund is not required or permitted under the Plan to make distribution payments with respect to Service, Institutional or BlackRock Shares. However, the Plan permits BDI, BlackRock, Inc., the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock, Inc. and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectuses for Investor Shares. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolios and payments for providing extra employee training and information relating to Portfolios; "listing" fees for the placement of the Portfolios on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock, Inc. and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, BlackRock, Inc. and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock, Inc. and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock, Inc. and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

         Service Organizations may charge their clients additional fees for account-related services.

         The Fund intends to enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B and Investor C Shares. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee of up to
 .25% (on an annualized basis) of the average daily net asset value of the Investor A, Investor B and Investor C Shares owned beneficially by their Customers and .15% (on an annualized basis) of the average daily net asset value of the Service Shares beneficially owned by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. In consideration for payment of a shareholder processing fee of up to a separate .15% (on an annualized basis) of the average daily net asset value of Service, Investor A, Investor B and Investor C Shares owned beneficially by their Customers, Service Organizations may provide one or more of these additional services to such Customers: (i) providing necessary personnel and facilities to establish and maintain Customer accounts and records; (ii) assistance in aggregating and processing purchase, exchange and redemption transactions; (iii) placement of net purchase and redemption orders with the Distributor; (iv) arranging for wiring of funds; (v) transmitting and receiving funds in connection with Customer orders to purchase or redeem shares; (vi) processing dividend payments; (vii) verifying and guaranteeing Customer signatures in connection with redemption orders and transfers and changes in Customer-designated accounts, as necessary; (viii) providing periodic statements showing Customers' account balances and, to the extent practicable, integrating such information with other Customer transactions otherwise effected through or with a Service Organization; (ix) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions; (x) transmitting on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to Customers; (xi) receiving, tabulating and transmitting to the Fund proxies executed by Customers with respect to shareholder meetings; (xii) providing subaccounting with respect to shares beneficially owned by Customers or the information to the Fund necessary for subaccounting; (xiii) providing sub-transfer agency services; and (xiv) providing such other similar services as the Fund or a Customer may request.

         For the twelve months ended September 30, 1997 (from December 27, 1996 through September 30, 1997 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and from September 26, 1997 through September 30, 1997 in the case of the International Small Cap Equity Portfolio), the Portfolios' share classes bore the following distribution, shareholder servicing and shareholder processing fees under the Portfolios' current plans:


                                                                 Distribution            Shareholder             Shareholder
Portfolios - Investor A Shares                                       Fees              Servicing Fees          Processing Fees
------------------------------                                   ------------          --------------          ---------------
Money Market..............................................           N/A                   $459,377                $275,626
U.S. Treasury Money Market................................           N/A                     47,849                  28,709
Municipal Money Market....................................           N/A                      7,046                   4,227
New Jersey Municipal Money Market.........................           N/A                     67,930                  40,758
North Carolina Municipal Money Market.....................           N/A                        498                     299
Ohio Municipal Money Market...............................           N/A                     22,520                  13,512
Pennsylvania Municipal Money Market.......................           N/A                    252,489                 151,493
Virginia Municipal Money Market...........................           N/A                      1,213                     728
Low Duration Bond.........................................           N/A                      2,253                   1,352
Intermediate Government Bond..............................           N/A                     12,926                   7,756
Intermediate Bond.........................................           N/A                      2,420                   1,452
Core Bond.................................................           N/A                      2,091                   1,255
Government Income.........................................           N/A                      8,699                   5,219
Managed Income............................................           N/A                     27,512                  16,507
International Bond........................................           N/A                      1,173                     704
Tax-Free Income...........................................           N/A                     11,481                   6,888
Pennsylvania Tax-Free Income..............................           N/A                     79,632                  47,779
New Jersey Tax-Free Income................................           N/A                      2,089                   1,254
Ohio Tax-Free Income......................................           N/A                      5,927                   3,556
Large Cap Value Equity....................................           N/A                     82,231                  49,339
Large Cap Growth Equity...................................           N/A                     47,342                  28,405
Mid-Cap Value Equity......................................           N/A                      1,270                     762
Mid-Cap Growth Equity.....................................           N/A                      1,556                     934
Small Cap Value Equity....................................           N/A                     60,827                  36,496
Small Cap Growth Equity...................................           N/A                     87,777                  52,666
International Equity......................................           N/A                     50,243                  30,146
International Small Cap Equity............................           N/A                         12                       7
International Emerging Markets............................           N/A                      8,082                   4,849
Select Equity.............................................           N/A                     23,489                  14,093
Index Equity..............................................           N/A                     45,703                  27,422
Balanced..................................................           N/A                    177,097                 106,258

                                                                Distribution            Shareholder              Shareholder
Portfolios - Investor B Shares                                      Fees               Servicing Fees          Processing Fees
------------------------------                                  ------------           --------------          ---------------
Money Market..............................................          $286                   $1,276                    $0
U.S. Treasury Money Market................................             0                        0                     0
Municipal Money Market....................................             0                        0                     0
New Jersey Municipal Money Market.........................            30                       89                     0
North Carolina Municipal Money Market.....................             0                        0                     0
Ohio Municipal Money Market...............................             0                        0                     0
Pennsylvania Municipal Money Market.......................             0                        0                     0
Virginia Municipal Money Market...........................             0                        0                     0
Low Duration Bond.........................................           102                      119                    72
Intermediate Government Bond..............................           103                      121                    73
Intermediate Bond.........................................             0                        0                     0
Core Bond.................................................        10,005                   14,857                 8,914
Government Income.........................................        42,389                   59,913                35,948
Managed Income............................................            10                       80                    48
International Bond........................................         1,150                    1,564                   938
Tax-Free Income...........................................         1,279                    1,735                 1,041
Pennsylvania Tax-Free Income..............................        32,624                   46,409                27,846
New Jersey Tax-Free Income................................         1,253                    1,998                 1,193
Ohio Tax-Free Income......................................         1,336                    1,989                 1,193
Large Cap Value Equity....................................        32,130                   49,211                29,527
Large Cap Growth Equity...................................        14,820                   22,498                13,499
Mid-Cap Value Equity......................................         1,677                    3,223                 1,934
Mid-Cap Growth Equity.....................................         1,798                    3,619                 2,171
Small Cap Value Equity....................................        14,589                   21,446                12,868
Small Cap Growth Equity...................................        60,450                   84,056                50,434
International Equity......................................        12,419                   18,209                10,926
International Small Cap Equity............................             0                        0                     0
International Emerging Markets............................         2,514                    4,040                 2,424
Select Equity.............................................        17,090                   29,568                17,741
Index Equity..............................................        60,788                   78,885                47,331
Balanced..................................................        42,515                  64,488                 38,693

                                                                 Distribution            Shareholder             Shareholder
Portfolios - Investor C Shares                                       Fees              Servicing Fees          Processing Fees
------------------------------                                   ------------          --------------          ---------------
Money Market..............................................          $645                   $1,225                    $0
U.S. Treasury Money Market................................             0                        0                     0
Municipal Money Market....................................             2                        5                     0
New Jersey Municipal Money Market.........................             0                        0                     0
North Carolina Municipal Money Market.....................             0                        0                     0
Ohio Municipal Money Market...............................             0                        0                     0
Pennsylvania Municipal Money Market.......................             0                        0                     0
Virginia Municipal Money Market...........................             0                        0                     0
Low Duration Bond.........................................           120                      141                    85
Intermediate Government Bond..............................            79                       92                    55
Intermediate Bond.........................................             0                        0                     0
Core Bond.................................................           180                      211                   127
Government Income.........................................           653                      750                   450
Managed Income............................................             0                        0                     0
International Bond........................................           447                      462                   277
Tax-Free Income...........................................             0                        1                     1
Pennsylvania Tax-Free Income..............................             0                        0                     0
New Jersey Tax-Free Income................................             0                        0                     0
Ohio Tax-Free Income......................................             0                        0                     0
Large Cap Value Equity....................................         2,871                    3,372                 2,023
Large Cap Growth Equity...................................           186                      217                   130
Mid-Cap Value Equity......................................            31                       41                    24
Mid-Cap Growth Equity.....................................           133                      158                    95
Small Cap Value Equity....................................         1,796                    2,104                 1,263
Small Cap Growth Equity...................................        22,944                   26,890                16,134
International Equity......................................           147                      172                   103
International Small Cap Equity............................             0                        0                     0
International Emerging Markets............................            85                       99                    60
Select Equity.............................................           369                      433                   260
Index Equity..............................................        36,025                   41,362                24,817
Balanced..................................................            95                      111                    67

                                                                 Distribution            Shareholder             Shareholder
Portfolios - Service Shares                                          Fees              Servicing Fees          Processing Fees
---------------------------                                      ------------          --------------          ---------------
Money Market..............................................           N/A                 $2,425,112              $2,425,112
U.S. Treasury Money Market................................           N/A                  1,280,124               1,280,124
Municipal Money Market....................................           N/A                    493,398                 493,398
New Jersey Municipal Money Market.........................           N/A                    141,044                 141,044
North Carolina Municipal Money Market.....................           N/A                     15,790                  15,790
Ohio Municipal Money Market...............................           N/A                     85,080                  85,080
Pennsylvania Municipal Money Market.......................           N/A                    361,364                 361,364
Virginia Municipal Money Market...........................           N/A                     15,542                  15,542
Low Duration Bond.........................................           N/A                    127,215                 127,215
Intermediate Government Bond..............................           N/A                     73,283                  73,283
Intermediate Bond.........................................           N/A                     73,197                  73,197
Core Bond.................................................           N/A                    181,486                 181,486
Government Income.........................................           N/A                          0                       0
Managed Income............................................           N/A                    320,482                 320,482
International Bond........................................           N/A                    10,859                   10,859
Tax-Free Income...........................................           N/A                    63,453                   63,453
Pennsylvania Tax-Free Income..............................           N/A                    58,664                   58,664
New Jersey Tax-Free Income................................           N/A                   127,605                  127,605
Ohio Tax-Free Income......................................           N/A                    10,309                   10,309
Large Cap Value Equity....................................           N/A                   769,724                  769,724
Large Cap Growth Equity...................................           N/A                   327,593                  327,593
Mid-Cap Value Equity......................................           N/A                    14,145                   14,145
Mid-Cap Growth Equity.....................................           N/A                    14,097                   14,097
Small Cap Value Equity....................................           N/A                   137,408                  137,408
Small Cap Growth Equity...................................           N/A                   249,073                  249,073
International Equity......................................           N/A                   256,801                  256,801
International Small Cap Equity............................           N/A                         0                        0
International Emerging Markets............................           N/A                    80,289                   80,289
Select Equity.............................................           N/A                   208,609                  208,609
Index Equity..............................................           N/A                   214,177                  214,177
Balanced..................................................           N/A                   231,115                  231,115


                                   EXPENSES

         Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock, Inc. and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock, Inc., the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder processing fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.


     BlackRock, Inc., the sub-advisers and the Administrators expect to waive voluntarily a portion of their respective advisory, sub-advisory and administration fees during the Portfolios' current fiscal year.


                            PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-advisers seek to obtain the best price and most favorable execution for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund, or the Trust with respect to the Index Master Portfolio, (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act. With respect to the Index Master Portfolio, commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

     No Portfolio has any obligation to deal with any broker or group of brokers in the execution of Portfolio transactions. The adviser and sub-advisers may, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-advisers under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term. With respect to the Index Master Portfolio, it will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. DFA monitors the performance of brokers which effect transactions for the Index Master Portfolio to determine the effect that the Index Master Portfolio's trading has on the market prices of the securities in which they invest. DFA also checks the rate of commission being paid by the Index Master Portfolio to its brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide DFA with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement permits DFA knowingly to pay commissions on such transactions which are greater than another broker might charge if DFA, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or DFA's overall responsibilities to the Trust.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

     For the year or period ended September 30, 1997, the following Portfolios paid brokerage commissions as follows:


Portfolios                                                              Brokerage Commissions
----------                                                              ---------------------
Large Cap Value Equity                                                         $1,309,867
Large Cap Growth Equity                                                         1,033,730
Mid-Cap Value Equity                                                              199,394
Mid-Cap Growth Equity                                                             152,521
Small Cap Value Equity                                                            612,318
Small Cap Growth Equity                                                           413,189
International Equity                                                            1,884,858
International Small Cap Equity                                                     57,239
International Emerging Markets                                                    570,670
Select Equity                                                                     317,435
Balanced                                                                           75,685


     For the year or period ended September 30, 1996, the following Portfolios paid brokerage commissions as follows:

Portfolios                                                          Brokerage Commissions
----------                                                          ---------------------
Large Cap Value Equity                                                   $1,455,318
Large Cap Growth Equity                                                     696,494
Small Cap Growth Equity                                                     165,153
Select Equity                                                               443,114
Index Equity                                                                 44,380
Small Cap Value Equity                                                      380,356
International Equity                                                      1,912,522
Balanced                                                                     95,277
International Emerging Markets                                              588,860

     For the year or period ended September 30, 1995, the following Portfolios paid brokerage commissions as follows:

Portfolios                                                       Brokerage Commissions
----------                                                       ---------------------
Large Cap Value Equity                                                 $364,680
Large Cap Growth Equity                                                 356,156
Small Cap Growth Equity                                                  88,691
Select Equity                                                           341,935
Index Equity                                                             73,946
Small Cap Value Equity                                                  251,396
International Equity                                                  2,667,245
Balanced                                                                144,451
International Emerging Markets                                          356,727



     For the Index Master Portfolio's fiscal years ended November 30, 1995, 1996 and 1997, the Index Master Portfolio paid brokerage commissions totalling $15,289, $72,562 and $116,563, respectively.

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by a Portfolio are made from dealers, underwriters and issuers. The Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Money Market Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. As a result, the portfolio turnover rates of a Money Market Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a Money Market Portfolio, the turnover rates should not adversely affect the Portfolio's net asset values or net income.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-advisers may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.


     Investment decisions for each Portfolio and for other investment accounts managed by the adviser or sub-advisers are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it could be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock, Inc., PIMC, BlackRock, PNC Bank, PCM, PEAC, BIL, the Administrators, the Distributor or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock, Inc., PIMC, BlackRock, PNC Bank, PCM, PEAC, BIL, the Administrators, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year. The Index Master Portfolio ordinarily will not sell portfolio securities except to reflect additions or deletions of stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Index Master Portfolio's shares.

     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1997, the following Portfolios held the following securities:


                    Portfolio                                Security                          Value
                    ---------                                --------                          -----
Money Market
Morgan Stanley & Co., Inc.                   Commercial Paper                          $   49,402,000
Morgan Stanley & Co., Inc.                   Variable Rate Obligation                      36,997,742
Merrill Lynch & Co.                          Commercial Paper                             128,081,269
Lehman Brothers, Inc.                        Commercial Paper                              49,837,542
Lehman Brothers, Inc.                        Variable Rate Obligation                      50,000,000

U.S. Treasury Money Market
Morgan Stanley & Co., Inc.                   Repurchase Agreement                      $  247,000,000
Greenwich Capital                            Repurchase Agreement                         225,000,000
Goldman, Sachs & Co.                         Repurchase Agreement                          50,000,000
Merrill Lynch & Co.                          Repurchase Agreement                          50,000,000
Swiss Bank Corp.                             Repurchase Agreement                          50,000,000

Low Duration Bond
Morgan Stanley & Co., Inc.                   Mortgage Pass-Through                     $      168,166
Lehman Brothers, Inc.                        Corporate Bond                                 3,689,617
Salomon Brothers, Inc.                       Mortgage Pass-Through                          3,065,061
Salomon Brothers, Inc.                       Corporate Bond                                 4,037,134

Intermediate Government Bond
Merrill Lynch & Co.                          Mortgage Pass-Through                     $    4,367,211
Morgan Stanley & Co., Inc.                   Commercial Mortgage-Backed Security            1,407,311

Intermediate Bond
Salomon Brothers, Inc.                       Mortgage Pass-Through                     $    2,117,624
Salomon Brothers, Inc.                       Corporate Bond                                   527,865
PaineWebber Jackson & Curtis, Inc.           Corporate Bond                                 1,577,526
Morgan Stanley & Co., Inc.                   Commercial Mortgage-Backed Security            3,266,973
Merrill Lynch & Co.                          Mortgage Pass-Through                         10,190,099
Merrill Lynch & Co.                          Commercial Mortgage-Backed Security            1,236,217

                    Portfolio                                Security                          Value
                    ---------                                --------                          -----
Core Bond
Salomon Brothers, Inc.                            Mortgage Pass-Through                     $  6,900,254
Salomon Brothers, Inc.                            Corporate Bond                               5,701,504
Goldman, Sachs & Co.                              Commercial Mortgage-Backed Security          2,942,012
Merrill Lynch & Co.                               Mortgage Pass-Through                          428,155
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security          3,397,277
Merrill Lynch & Co.                               Asset Backed Security                          303,703
Merrill Lynch & Co.                               Corporate Bond                               4,226,051

Government Income
Salomon Brothers, Inc.                            Mortgage Pass-Through                     $    632,894

Managed Income
Salomon Brothers, Inc.                            Corporate Bond                            $  2,639,323
Morgan Stanley & Co., Inc.                        Commercial Mortgage-Backed Security          1,063,281
PaineWebber Jackson & Curtis, Inc.                Corporate Bond                               5,004,177
HSBC Securities                                   Corporate Bond                               7,852,743
Merrill Lynch & Co.                               Corporate Bond                               8,250,862
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security         12,884,829

Large Cap Value Equity
Morgan Stanley & Co., Inc.                        Common Stock                              $ 29,257,111

Mid-Cap Value Equity
Donaldson, Lufkin & Jenrette Securities Corp.     Common Stock                              $  1,073,437

Select Equity
Morgan Stanley & Co., Inc.                        Common Stock                              $  7,595,781

Balanced
Morgan Stanley & Co., Inc.                        Common Stock                              $  4,941,312
Salomon Brothers, Inc.                            Mortgage Pass-Through                        1,593,589
Salomon Brothers, Inc.                            Corporate Bond                                 316,719
PaineWebber Jackson & Curtis, Inc.                Corporate Bond                               1,051,684
Merrill Lynch & Co.                               Corporate Bond                               1,006,203
Merrill Lynch & Co.                               Commercial Mortgage-Backed Security          2,015,045


                      PURCHASE AND REDEMPTION INFORMATION

     Computation of Public Offering Prices for Investor A Shares of the Non-Money Market Portfolios. An illustration of the computation of the public offering price per Investor A Share of the respective Non-Money Market Portfolios, based on the value of such Portfolios' net assets as of September 30, 1997 follows:

                                     TABLE


                                                      Low          Intermediate     Intermediate         Core        Government
                                                    Duration        Government          Bond             Bond          Income
                                                 Brand Portfolio  Bond Portfolio      Portfolio        Portfolio     Portfolio
                                                 ---------------  --------------      ---------        ---------     ---------
Net Assets.....................................  $1,078,619       $5,373,962       $1,115,865       $2,440,633       $4,875,820
Outstanding Shares.............................     109,020          531,600          117,568          248,559          464,801
Net Asset Value Per Share......................  $     9.89       $    10.11       $     9.49       $     9.82       $    10.49

Maximum Sales Charge, 4.00% of offering price
 (4.17% of net asset value per share)*........      .31              .42             .40               .41              .49
                                                 ------           ------           -----            ------           ------
Offering to Public.............................  $10.20           $10.53           $9.89            $10.23           $10.98
                                                 ======           ======           =====            ======           ======


_____________________


* 3.00%/3.09% for Low Duration Bond Portfolio; 4.50%/4.71% for Government Income Portfolio.


                                                                                                     PENNSYLVANIA      NEW JERSEY
                                                     MANAGED       INTERNATIONAL      TAX-FREE         TAX-FREE         TAX-FREE
                                                     INCOME            BOND            INCOME           INCOME           INCOME
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------      -------------      ---------        ---------        ---------
Net Assets.....................................   $15,231,004       $1,015,272       $5,529,698      $32,899,562       $1,547,924
Outstanding Shares.............................     1,463,584           92,713          487,696        3,054,223          132,824
                                                  ===========       ==========       ==========      ===========       ==========

Net Asset Value Per Share......................   $     10.41          $10.95            $11.34           $10.77           $11.65
Maximum Sales Charge, 4.00% of offering price
 (4.17% of net asset value per share)*........            .49             .58               .47              .45              .49
                                                  -----------       ----------       ----------      -----------       ----------
Offering to Public.............................        $10.90           $11.53           $11.81           $11.22           $12.14
                                                  ===========       ==========       ==========      ===========       ==========


_____________________


* 4.50%/4.71% for Managed Income Portfolio; 5.00%/5.26% for International Bond Portfolio.


                                                      OHIO           LARGE CAP        LARGE CAP         MID-CAP          MID-CAP
                                                    TAX-FREE           VALUE           GROWTH            VALUE           GROWTH
                                                     INCOME           EQUITY           EQUITY           EQUITY           EQUITY
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    =========        =========        =========        =========        =========
Net Assets.....................................    $2,613,993      $47,130,883      $25,574,775       $2,314,615       $2,649,715
Outstanding Shares.............................       248,893        2,690,305        1,352,284          181,200          218,185
                                                    =========       ==========       ==========        =========        =========

Net Asset Value Per Share......................    $    10.50      $     17.52      $     18.91       $    12.77       $    12.14
Maximum Sales Charge, 4.50% of offering price
 (4.71% of net asset value per share)*........            .44              .82              .89              .60              .57
                                                    ---------       ----------       ----------        ---------        ---------
Offering to Public.............................    $    10.94      $     18.34      $     19.80       $    13.37       $    12.71
                                                    =========       ==========       ==========        =========        =========


_____________________



*     4.00%/4.17% for Ohio Tax-Free Income Portfolio.


                                                                     SMALL CAP                       INTERNATIONAL    INTERNATIONAL
                                                    SMALL CAP         GROWTH        INTERNATIONAL      SMALL CAP        EMERGING
                                                   VALUE EQUITY       EQUITY           EQUITY           EQUITY           MARKETS
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    =========        =========        =========        =========        =========
Net Assets.....................................   $34,031,124      $57,323,064      $22,335,232        $325,738        $4,454,003
Outstanding Shares.............................     1,684,915        2,466,020        1,533,040          32,754           463,777
                                                   ==========       ==========       ==========         =======         =========
Net Asset Value Per Share......................        $20.20           $23.25           $14.57           $9.94             $9.60
Maximum Sales Charge, 5.00% of offering price
 (5.26% of net asset value per share)*........            .95             1.10              .77             .52               .51
                                                   ----------       ----------       ----------         --------        ---------
Offering to Public.............................        $21.15           $24.35           $15.34           $10.46           $10.11
                                                   ==========       ==========       ==========         ========        =========


_____________________


*     4.50%/4.71% for Small Cap Value Equity and Small Cap Growth Equity
Portfolios.

                                                                       SELECT                   INDEX
                                                                       EQUITY                  EQUITY               BALANCED
                                                                      PORTFOLIO               PORTFOLIO             PORTFOLIO
                                                                      =========               =========             =========
Net Assets.........................................................  $18,948,763              $33,933,239          $87,202,151
Outstanding Shares.................................................    1,082,651                1,852,190            4,785,456
                                                                       =========                =========           ==========
Net Asset Value Per Share..........................................       $17.50                   $18.32               $18.22
Maximum Sales Charge, 4.50% of offering price (4.71% of net asset
 value per share)*.................................................          .82                      .57                  .86
                                                                      ----------               ----------           ----------
Offering to Public.................................................       $18.32                   $18.89               $19.08
                                                                      ==========               ==========           ==========


_____________________


*     3.00%/3.09% for Index Equity Portfolio.

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1997 (for the period from December 27, 1996 through September 30, 1997 in the case of the Mid-Cap Growth Equity and Mid-Cap Value Equity Portfolios; and for the period from September 26, 1997 through September 30, 1997 in the case of the International Small Cap Equity Portfolio) were as follows:


                                                               FRONT-END
PORTFOLIOS                                                   SALES CHARGES
----------                                                   -------------
Low Duration Bond                                                $  3,758
Intermediate Government Bond                                       11,644
Intermediate Bond                                                   7,367
Core Bond                                                          39,657
Government Income                                                  32,856
Managed Income                                                     68,493
International Bond                                                 29,718
Tax-Free Income                                                    19,830
Pennsylvania Tax-Free Income                                       80,642
New Jersey Tax-Free Income                                          4,104
Ohio Tax-Free Income                                                5,336
Large Cap Value Equity                                            277,224
Large Cap Growth Equity                                           146,897
Mid-Cap Value Equity                                               55,834
Mid-Cap Growth Equity                                              46,954
Small Cap Value Equity                                            107,051
Small Cap Growth Equity                                           668,832
International Equity                                              104,956
International Small Cap Equity                                          0
International Emerging Markets                                     49,056
Select Equity                                                     272,796
Index Equity                                                      159,501
Balanced                                                          223,646


Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1996 (for the period from February 1, 1996 through September 30, 1996 in the case of the New Jersey Tax-Free Income and International Bond Portfolios; for the period from April 1, 1996 through September 30, 1996 in the case of the Low Duration Bond and Core Bond Portfolios) were as follows:

through September 30, 1996 in the case of the Low Duration Bond and Core Bond Portfolios) were as follows:

PORTFOLIOS                                             FRONT-END SALES CHARGES
----------                                             -----------------------
Managed Income                                                 $ 43,417
Tax-Free Income                                                   9,109
Intermediate Government Bond                                     22,989
Ohio Tax-Free Income                                              4,649
Pennsylvania Tax-Free Income                                     81,436
Intermediate Bond                                                 8,598
Large Cap Value Equity                                          141,011
Large Cap Growth Equity                                          95,694
Small Cap Growth Equity                                         344,911
Select Equity                                                    44,112
Index Equity                                                     78,263
Small Cap Value Equity                                           51,676
International Equity                                             85,795
Balanced                                                        143,547
International Emerging Markets                                   18,147
Government Income                                                30,034
Core Bond                                                         8,481
New Jersey Tax Free Income                                       17,606
Low Duration Bond                                                 6,294
International Bond                                               $7,565

Total front-end sales charges paid by shareholders of Investor A Shares of the Portfolios for the year or period ended September 30, 1995 were as follows:


PORTFOLIOS                                             FRONT-END SALES CHARGES
----------                                             -----------------------
Managed Income                                               $  37,132
Tax-Free Income                                                  8,850
Intermediate Government Bond                                    42,765
Ohio Tax-Free Income                                             2,725
Pennsylvania Tax-Free Income                                   121,089
Intermediate Bond                                                1,513
Large Cap Value Equity                                          68,289
Large Cap Growth Equity                                         47,859
Small Cap Growth Equity                                         77,356
Select Equity                                                   34,761
Index Equity                                                    51,229
Small Cap Value Equity                                          61,709
International Equity                                            83,938
Balanced                                                       144,255
International Emerging Markets                                  24,915
Government Income                                               69,712

         For the period from January 13, 1996 through January 31, 1996, the total front-end sales charges paid by the shareholders of Investor A Shares of the New Jersey Tax-Free Income Portfolio were $435. For the period from January 13, 1996 through March 31, 1996, the total front-end sales charges paid by the shareholders of Investor A Shares of the Low Duration Bond and Core Bond Portfolios were $3,848 and $1,723, respectively.

         There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares of the Non-Money Market Portfolios. However, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net offering price or the asset value of the shares on the redemption date for Investor A Shares purchased on a no-load basis and subsequently redeemed within 18 months after purchase.

         Investor A Shares of the Non-Money Market Portfolios will be made available to plan participants at net asset value with the waiver of the initial sales charge on purchases through an eligible 401(k) plan participating in a Merrill Lynch 401(k) Program (an "ML 401(k) Plan") if:

         (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) the ML 401(k) Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Investor B Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received. Investor B Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemption of such Investor B Shares.

         Investor B Shares of the Non-Money Market Portfolios will be made available to plan participants at net asset value with the waiver of the contingent deferred sales charge if the shares were purchased through an ML 401(k) Plan if:

         (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets invested in Applicable Investments; or

         (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) the ML 401(k) Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         ML 401(k) Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Investor B shares of Non- Money Market Portfolios of the Fund convert to Investor A shares once the ML 401(k) Plan has reached $5 million invested in Applicable Investments. The ML 401(k) Plan will receive a plan-level share conversion.

         Investor C Shares of the Non-Money Market Portfolios are sold at the net asset value per share next determined after a purchase order is received. In addition, Investor C Shares of the Non-Money Market Portfolios are subject to a contingent deferred sales charge which is payable on redemptions of such Investor C Shares within 12 months of purchase.

         Service and Institutional Shares of each Portfolio are sold at the net asset value per share next determined after a purchase order is received without a sales charge.

         EXCHANGE PRIVILEGE. By use of the exchange privilege, the investor authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

         A front-end sales charge or a contingent deferred sales charge will be imposed (unless an exemption from either sales charge applies) when Investor Shares of a Money Market Portfolio are redeemed and the proceeds are used to purchase Investor A Shares, Investor B Shares or Investor C Shares of a Non-Money Market Portfolio.




         MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

         With respect to the Index Master Portfolio, when the Trustees of the Trust determine that it would be in the best interests of the Index Master Portfolio, the Index Master Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities from the Index Master Portfolio of the shares being redeemed in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors, such as the Index Equity Portfolio, may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

         The Fund will accept and process purchase and redemption orders with respect to the Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity, Micro-Cap Equity, International Equity, International Emerging Markets, Balanced and International Small Cap Equity Portfolios on days on which the Federal Reserve Bank of Philadelphia is closed if the New York Stock Exchange (the "NYSE") is open for business.

         Under the 1940 Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         In addition to the situations described in the Prospectuses, the Fund may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time. The Fund reserves the express right to redeem shares of each Portfolio involuntarily at any time if the Fund's Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

                       VALUATION OF PORTFOLIO SECURITIES

         In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

         MONEY MARKET PORTFOLIOS. The net asset value for each class of each share of the Money Market Portfolios for the purpose of pricing purchase and redemption orders is determined twice each day, once as of 12:00 noon (Eastern
Time) and once as of 4:00 p.m. (Eastern Time) on each Business Day. Each Portfolio's net asset value per share is calculated by adding the value of all securities, cash and other assets of the respective classes of the Portfolio, subtracting the liabilities and dividing the result by the number of outstanding shares of such classes. The net asset value per share of each class of each Portfolio is determined independently of the other classes and the other Portfolios.

         The Fund seeks to maintain for each of the Money Market Portfolios a net asset value of $1.00 per share for purposes of purchase and redemptions and values their portfolio securities on the basis of the amortized cost method of valuation.

         Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Money Market Portfolio would receive if the security were sold prior to maturity. The Fund's Board of Trustees has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Money Market Portfolio, the Fund's Board of Trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Each Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Fund's Board of Trustees. There can be no assurance that a constant net asset value will be maintained for any Money Market Portfolio.

         EQUITY PORTFOLIOS. Net asset value is calculated separately for each class of shares of each Equity Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

         Valuation of securities held by each Equity Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

         Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Portfolios (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity, International Emerging Markets and International Small Cap Equity Portfolios may be traded on foreign exchanges or over-the-counter markets on days on which a Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

         A Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.

         The valuation of securities held by the Index Master Portfolio is discussed in its Registration Statement.

         BOND PORTFOLIOS. Net asset value is calculated separately for each class of shares of each Bond Portfolio as of the close of regular trading hours on the NYSE on each Business Day by dividing the value of all securities, cash and other assets owned by a Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

         Valuation of securities held by each Bond Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Bond Portfolio may be traded on foreign exchanges or over-the-counter markets on days on which the Portfolio's net asset value is not calculated. In such cases, the net asset value of the

Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

                            PERFORMANCE INFORMATION

         A Portfolio may quote performance in various ways. All performance information supplied by a Portfolio in advertising is historical and is not intended to indicate future returns.

         MONEY MARKET PORTFOLIO PERFORMANCE. Each Money Market Portfolio's current and effective yields for Service, Investor A, Investor B, Investor C and Institutional Shares are computed separately using standardized methods required by the SEC. The annualized yield for a class of Service, Investor A, Investor B, Investor C or Institutional Shares is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above) raising the sum to a power equal to 365/7 and subtracting 1. In addition, a standardized "tax-equivalent yield" may be quoted for Service, Investor A, Investor B, Investor C and Institutional Shares in the Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios, which is computed separately for each class by: (a) dividing the portion of the Portfolio's yield for shares (as calculated above) that is exempt from Federal or state income tax by one minus a stated Federal or state income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal and state income tax.

         The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1997 before waivers was as follows:

                                                                              TAX-EQUIVALENT
                                                                             YIELD (ASSUMES A
                                                                              FEDERAL INCOME
PORTFOLIOS                                    YIELD      EFFECTIVE YIELD      TAX RATE OF 28%)
----------------------------------------  -------------  ----------------    -----------------
Money Market
 Institutional Shares                          5.05%          5.18%                 7.01%
 Service Shares                                4.75           4.86                  6.60
 Investor A Shares                             4.67           4.78                  6.49
 Investor B Shares                             3.98           4.06                  5.53
 Investor C Shares                             3.98           4.06                  5.53
U.S. Treasury Money Market
 Institutional Shares                          4.96%          5.08%                 6.89%
 Service Shares                                4.66           4.77                  6.47
 Investor A Shares                             4.49           4.59                  6.24
Municipal Money Market
 Institutional Shares                          3.25%          3.30%                 4.51%
 Service Shares                                2.95           2.99                  4.10
 Investor A Shares                             2.78           2.82                  3.86
 Investor C Shares                             2.19           2.21                  3.04
New Jersey Municipal Money Market
 Institutional Shares                          3.02%          3.07%                 4.19%
 Service Shares                                2.72           2.76                   3.7
 Investor A Shares                             2.47           2.50                  3.43
North Carolina Municipal Money Market
 Institutional Shares                          3.21%          3.26%                 4.46%
 Service Shares                                2.91           2.95                  4.04
 Investor A Shares                             2.74           2.78                  3.81
Ohio Municipal Money Market
 Institutional Shares                          3.23%          3.28%                 4.49%
 Service Shares                                2.93           2.97                  4.07
 Investor A Shares                             2.75           2.79                  3.82
Pennsylvania Municipal Money Market
 Institutional Shares                          3.24%          3.29%                 4.50%
 Service Shares                                2.94           2.98                  4.08
 Investor A Shares                             2.78           2.82                  3.86
Virginia Municipal Money Market
 Institutional Shares                          3.15%          3.20%                 4.38%
 Service Shares                                2.85           2.89                  3.96
 Investor A Shares                             2.53           2.56                  3.51



         The Investor B Class had not commenced operations as of September 30, 1997, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30,1997, except with respect to the Money Market Portfolio and the Municipal Money Market Portfolio.

         The annualized yield information for each Money Market Portfolio for the seven-day period ended September 30, 1997 after waivers was as follows:

                                                                              TAX-EQUIVALENT
                                                                             YIELD (ASSUMES A
                                                                              FEDERAL INCOME
PORTFOLIOS                                    YIELD      EFFECTIVE YIELD      TAX RATE OF 28%)
----------------------------------------  -------------  ----------------    -----------------
Money Market
 Institutional Shares                          5.38%          5.52%                 7.47%
 Service Shares                                5.08           5.21                  7.06
 Investor A Shares                             5.00           5.12                  6.94
 Investor B Shares                             4.31           4.40                  5.99
 Investor C Shares                             4.31           4.40                  5.99
U.S. Treasury Money Market
 Institutional Shares                          5.34%          5.48%                 7.42%
 Service Shares                                5.04           5.17                  7.00
 Investor A Shares                             4.87           4.99                  6.76
Municipal Money Market
 Institutional Shares                          3.66%          3.73%                 5.08%
 Service Shares                                3.36           3.42                  4.67
 Investor A Shares                             3.19           3.24                  4.43
 Investor C Shares                             2.60           2.63                  3.61
New Jersey Municipal Money Market
 Institutional Shares                          3.46%          3.52%                 4.81%
 Service Shares                                3.16           3.21                   4.3
 Investor A Shares                             2.91           2.95                  4.04
North Carolina Municipal Money Market
 Institutional Shares                          3.66%          3.73%                 5.08%
 Service Shares                                3.36           3.42                  4.67
 Investor A Shares                             3.19           3.24                  4.43
Ohio Municipal Money Market
 Institutional Shares                          3.65%          3.72%                 5.07%
 Service Shares                                3.35           3.41                  4.65
 Investor A Shares                             3.17           3.22                  4.40
Pennsylvania Municipal Money Market
 Institutional Shares                          3.64%          3.71%                 5.06%
 Service Shares                                3.34           3.40                  4.64
 Investor A Shares                             3.18           3.23                  4.42
Virginia Municipal Money Market
 Institutional Shares                          3.74%          3.81%                 5.19%
 Service Shares                                3.44           3.50                  4.78
 Investor A Shares                             3.12           3.17                  4.33



         The Investor B Class had not commenced operations as of September 30, 1997, except with respect to the Money Market Portfolio. The Investor C Class had not commenced operations as of September 30, 1997, except with respect to the Money Market Portfolio and the Municipal Money Market Portfolio.

         The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Money Market Portfolios. Yields on Institutional Shares will generally be higher than yields on Service Shares; yields on Service Shares will generally be higher than yields on Investor A Shares; and yields on Investor A Shares will generally be higher than yields on Investor B Shares and Investor C Shares.

         From time to time, in advertisements, sale literature, reports to shareholders and other materials, the yields of a Money Market Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be quoted and compared to those of other mutual funds with similar investment objectives and relevant securities indexes. For example, the yield of a Portfolio's Service, Investor A, Investor B, Investor C or Institutional Shares may be compared to the Donoghue's Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT(R), a widely-recognized independent publication that monitors the performance of money market funds, the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds. Yield may also be compared to yields set forth in the weekly statistical release H.15(519) or the monthly statistical release designated G.13(415) published by the Board of Governors of the Federal Reserve system. In addition, each Money Market Portfolio may quote from time to time its total return in accordance with SEC regulations.

         TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Non-Money Market Portfolios to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of a Non-Money Market Portfolio will be calculated independently of the other classes within that Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                            ERV  1/n
                     T = [(-----)  - 1]
                             P
         Where:      T = average annual total return.

                 ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                     P = hypothetical initial payment of $1,000.

                     n = period covered by the computation, expressed in terms
                         of years.

         In calculating the ending redeemable value for Investor A Shares of the Fund's Non-Money Market Portfolios, the maximum front-end sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor B Shares of the Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor C Shares of the Fund's Non-Money Market Portfolios, the maximum contingent deferred sales charge is deducted at the end of the period, and all dividends and distributions by the particular Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

         Performance information presented for the following Non-Money Market Portfolios includes performance information for a corresponding predecessor portfolio which transferred its assets and liabilities to the related Non-Money Market Portfolio pursuant to a reorganization consummated on January 13, 1996 (February 13, 1996 with respect to the International Bond Portfolio):

                                                               Commencement of
Non-Money Market                Predecessor                    Operations of
Portfolio                       Portfolio                      Predecessor Portfolio
---------                       ---------                      ---------------------
New Jersey Tax-Free Income      Compass Capital Group          July 1, 1991
Portfolio                       New Jersey Municipal
                                Bond Fund

International Bond Portfolio    Compass Capital Group          July 1, 1991
                                International Fixed Income
                                Fund

Core Bond Portfolio             BFM Institutional Trust        December 9, 1992
                                Core Fixed Income
                                Portfolio

Low Duration Bond Portfolio     BFM Institutional Trust        July 17, 1992
                                Short Duration Portfolio

         Each Non-Money Market Portfolio presents performance information for each class thereof since the commencement of operations of that Portfolio (or the related predecessor portfolio), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Portfolio (or predecessor portfolio) is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B Shares) when presented inclusive of sales charges. Additional performance information is presented which does not reflect the deduction of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing and processing fees and other expenses actually incurred during the periods presented and have not been restated, in cases in which the performance information for a particular class includes the performance history of a predecessor class or predecessor classes, to reflect the ongoing expenses currently borne by the particular class.

         Based on the foregoing, the average annual total returns for each Non-Money Market Portfolio for periods ended September 30, 1997 were as follows*:

                               Investor A Shares
                               -----------------

                                                   Investor A Shares
                                                   Total Return (NAV)

                                    Fund Inception   Class Intro                                          Since Fund
                                         Date           Date         1 Year   3 Year Ann.   5 Year Ann.  Inception Ann.
                                         ----           ----         ------   ----------    ----------   -------------
Large Cap Value Equity                04/20/92        05/02/92       37.01        27.40         21.11          18.95
Large Cap Growth Equity               11/01/89        03/14/92       33.18        26.71         17.07          13.70
Mid Cap Value Equity                  12/27/96        12/27/96         N/A          N/A           N/A          39.03
Mid Cap Growth Equity                 12/27/96        12/27/96         N/A          N/A           N/A          29.02
Small Cap Value Equity                04/13/92        06/02/92       46.85        24.39         21.57          19.87
Small Cap Growth Equity               09/14/93        09/15/93       15.28        35.19           N/A          25.42
International Equity                  04/27/92        06/02/92       14.36         7.88         12.06          10.92
International Small Cap Equity        09/26/97        09/28/97         N/A          N/A           N/A         (19.71)
International Emerging Markets        06/17/94        06/17/94       10.51        (2.04)          N/A          (0.28)
Select Equity                         09/13/93        10/13/93       41.85        27.78           N/A          20.25
Index Equity                          04/20/92        08/02/92       39.49        28.93         19.84          18.40
Balanced                              05/14/90        05/14/90       27.93        20.45         14.42          13.73
Low Duration Bond                     07/17/92        01/18/96        6.39         6.48          5.35           5.30
Intermediate Government Bond          04/20/92        05/11/92        7.87         7.28          4.97           5.89
Intermediate Bond                     09/17/93        05/20/94        7.89         7.64           N/A           4.62
Core Bond                             12/09/92        01/31/96        9.52         9.12           N/A           7.08
Government Income                     10/03/94        10/04/94       10.48          N/A           N/A           9.66
Managed Income                        11/01/89        02/05/92        9.74         8.71          6.30           7.76
International Bond                    07/01/91        04/22/96       11.02        12.77          9.44           9.59
Tax-Free Income                       03/14/90        05/14/90        9.58         9.16          7.18           8.02
Pennsylvania Tax-Free Income          12/01/92        12/01/92        7.95         8.01           N/A           8.89
New Jersey Tax-Free Income            07/01/91        01/25/96        7.94         7.36          6.32           7.34
Ohio Tax-Free Income                  12/01/92        12/01/92        8.03         8.04           N/A           5.98

                                                       Total Return (Load Adjusted)
                                                       ---------------------------

                                                                                      Since Fund
                                             1 Year       3 Year Ann.   5 Year Ann.  Inception Ann.
                                             ------       ----------    ----------   -------------
Large Cap Value Equity                        30.88         25.45          20.00          17.96
Large Cap Growth Equity                       27.22         24.70          15.99          13.04
Mid Cap Value Equity                            N/A           N/A            N/A          30.89
Mid Cap Growth Equity                           N/A           N/A            N/A          21.46
Small Cap Value Equity                        40.26         22.49          20.46          18.86
Small Cap Growth Equity                       10.11         33.12          (0.92)         24.00
International Equity                           8.67          6.02          10.91           9.88
International Small Cap Equity                  N/A           N/A            N/A         (98.16)
International Emerging Markets                 4.97         (3.70)           N/A          (1.83)
Select Equity                                 35.55         25.84            N/A          18.89
Index Equity                                  35.31         27.63          19.11          17.74
Balanced                                      22.19         18.63          13.38          13.03
Low Duration Bond                              3.20          5.41           4.72           4.68
Intermediate Government Bond                   3.30          5.83           4.12           5.10
Intermediate Bond                              3.56          6.18            N/A           3.57
Core Bond                                      5.14          7.65          (0.81)          6.18
Government Income                              5.52           N/A            N/A           7.99
Managed Income                                 4.76          7.06           5.33           7.14
International Bond                             5.47         10.86           8.33           8.70
Tax-Free Income                                5.21          7.68           6.31           7.42
Pennsylvania Tax-Free Income                   7.95          8.01            N/A           6.60
New Jersey Tax-Free Income                     3.62          5.91           5.45           6.64
Ohio Tax-Free Income                           3.74          6.57            N/A           5.08

                                                                           Investor B Shares


                                                  Investor B Shares
                                                  Total Return (NAV)

                                  Fund Inception   Class Intro                                               Since Fund
                                       Date            Date          1 Year    3 Year Ann.    5 Year Ann.  Inception Ann.
                                       ----            ----          ------    ----------     ----------   -------------
Large Cap Value Equity                04/20/92      01/16/96         36.00        26.89         20.82          18.69
Large Cap Growth Equity               11/01/89      01/24/96         32.18        26.13         16.74          13.51
Mid Cap Value Equity                  12/27/96      12/27/96           N/A          N/A           N/A          38.84
Mid Cap Growth Equity                 12/27/96      12/27/96           N/A          N/A           N/A          26.60
Small Cap Value Equity                04/13/92      10/03/94         45.67        23.57         21.09          19.44
Small Cap Growth Equity               09/14/93      01/18/96         14.47        34.54           N/A          24.98
International Equity                  04/27/92      10/03/94         13.63         7.16         11.62          10.52
International Small Cap Equity        09/26/97      09/26/97           N/A          N/A           N/A         (19.71)
International Emerging Markets        06/17/94      04/25/96          9.78        (2.34)          N/A          (0.56)
Select Equity                         09/13/93      03/27/96         40.70        27.28           N/A          19.90
Index Equity                          04/20/92      02/07/96         38.31        28.43         19.56          18.14
Balanced                              05/14/90      10/04/94         26.95        19.60         13.93          13.42
Low Duration Bond                     07/17/92      11/18/96          5.73         6.26          5.22           6.17
Intermediate Government Bond          04/20/92      10/11/96          6.80         7.02          4.82           5.76
Intermediate Bond                     09/17/93      10/01/97          7.89         7.64           N/A           4.62
Core Bond                             12/09/92      03/18/96          8.71         8.72           N/A           6.83
Government Income                     10/03/94      10/03/94          9.66          N/A           N/A           8.90
Managed Income                        11/01/89      07/15/97          9.67         8.69          6.30           7.76
International Bond                    07/01/91      04/19/96         10.11        12.35          9.19           9.39
Tax-Free Income                       05/14/90      07/18/96          8.77         8.83          6.97           7.88
Pennsylvania Tax-Free Income          12/01/92      10/03/94          7.12         7.22           N/A           6.14
New Jersey Tax-Free Income            07/01/91      07/02/96          7.14         7.02          6.12           7.18
Ohio Tax-Free Income                  12/01/92      10/13/94          7.23         7.20           N/A           5.47
                                           Total Return (Load Adjusted)
                                           ----------------------------
                                                                                  Since Fund
                                           1 Year     3 Year Ann.    5 Year Ann.  Inception Ann.
                                           ------     ----------     ----------   -------------
Large Cap Value Equity                     29.88         25.39          20.33          18.25
Large Cap Growth Equity                    26.23         24.65          16.27          13.51
Mid Cap Value Equity                         N/A           N/A            N/A          30.43
Mid Cap Growth Equity                        N/A           N/A            N/A          21.12
Small Cap Value Equity                     39.14         22.11          20.61          19.00
Small Cap Growth Equity                     9.32         32.95          (0.40)         24.04
International Equity                        8.50          5.89          11.17          10.11
International Small Cap Equity               N/A           N/A            N/A         (98.16)
International Emerging Markets              4.84         (3.66)         (0.40)         (1.83)
Select Equity                              34.37         25.77          (0.40)         19.00
Index Equity                               32.09         26.91          19.07          17.71
Balanced                                   21.21         18.19          13.47          13.42
Low Duration Bond                           0.97          5.01           4.80           4.76
Intermediate Government Bond                1.99          5.76           4.40           5.36
Intermediate Bond                           3.03          6.37          (0.40)          3.71
Core Bond                                   3.82          7.43          (0.40)          6.16
Government Income                           4.73           N/A            N/A           7.43
Managed Income                              4.73          7.40           5.87           7.76
International Bond                          5.16         11.02           8.75           9.22
Tax-Free Income                             3.88          7.55           6.54           7.88
Pennsylvania Tax-Free Income                2.30          5.95          (0.40)          5.48
New Jersey Tax-Free Income                  2.32          5.76           5.69           7.01
Ohio Tax-Free Income                        2.40          5.94          (0.40)          4.81

                                                      Investor C Shares
-----------------------------------------------------------------------


                                                   Investor C Shares
                                                   Total Return (NAV)
                                                   ------------------
                                   Fund Inception    Class Intro                                             Since Fund
                                       Date           Date         1 Year       3 Year Ann.   5 Year Ann.  Inception Ann.
                                   --------------   ------------   ------       -----------   -----------  --------------
Large Cap Value Equity                04/20/82      08/16/96       36.00          26.89         20.82          18.69
Large Cap Growth Equity               11/01/89      01/24/97       32.18          26.13         16.74          13.51
Mid Cap Value Equity                  12/27/96      12/27/96         N/A            N/A           N/A          38.64
Mid Cap Growth Equity                 12/27/96      12/27/96         N/A            N/A           N/A          28.60
Small Cap Value Equity                04/13/92      10/01/96       45.67          23.57         21.09          19.44
Small Cap Growth Equity               09/14/93      09/06/96       14.47          34.54           N/A          24.98
International Equity                  04/27/92      12/05/96       13.63           7.16         11.62          10.52
International Small Cap Equity        09/26/97      09/26/97         N/A            N/A           N/A         (19.71)
International Emerging Markets        06/17/94      03/21/97        9.78          (2.34)          N/A          (0.56)
Select Equity                         09/13/93      09/27/96       40.70          27.28           N/A          19.90
Index Equity                          04/20/92      08/14/96       38.31          28.43         19.56          18.14
Balanced                              05/14/90      12/20/96       26.95          19.60         13.93          13.42
Low Duration Bond                     07/17/92      06/03/97        5.73           6.26          5.22           5.17
Intermediate Government Bond          04/20/92      10/08/96        6.80           7.02          4.82           5.75
Intermediate Bond                     09/17/93        N/A            N/A            N/A           N/A            N/A
Core Bond                             12/09/92      05/01/97        8.71           8.72           N/A           8.83
Government Income                     10/03/94      02/28/97        9.66            N/A           N/A           8.90
Managed Income                        11/01/89        N/A            N/A            N/A           N/A            N/A
International Bond                    07/01/91      09/11/96       10.11          12.35          9.19           9.39
Tax-Free Income                       05/14/90      02/28/97        8.77           8.83          6.97           7.88
Pennsylvania Tax-Free Income          12/01/92        N/A            N/A            N/A           N/A            N/A
New Jersey Tax-Free Income            07/01/91        N/A            N/A            N/A           N/A            N/A
Ohio Tax-Free Income                  12/01/92        N/A            N/A            N/A           N/A            N/A


                                       Total Return (Load Adjusted)
                                       ----------------------------
                                                                                 Since Fund
                                      1 Year       3 Year Ann.    5 Year Ann.  Inception Ann.
                                      ------       -----------    -----------  --------------
Large Cap Value Equity                 34.64           N/A            N/A            N/A
Large Cap Growth Equity                30.86           N/A            N/A            N/A
Mid Cap Value Equity                   (1.00)          N/A            N/A          35.64
Mid Cap Growth Equity                  (1.00)          N/A            N/A          26.93
Small Cap Value Equity                 44.21           N/A            N/A            N/A
Small Cap Growth Equity                13.33           N/A            N/A            N/A
International Equity                   12.49           N/A            N/A            N/A
International Small Cap Equity         (1.00)          N/A            N/A         (61.55)
International Emerging Markets          8.68           N/A            N/A            N/A
Select Equity                          39.29           N/A            N/A            N/A
Index Equity                           36.93           N/A            N/A            N/A
Balanced                               25.68           N/A            N/A            N/A
Low Duration Bond                       4.67           N/A            N/A            N/A
Intermediate Government Bond           21.35           N/A            N/A            N/A
Intermediate Bond                        N/A           N/A            N/A            N/A

Core Bond                               7.62           N/A            N/A            N/A
Government Income                       8.56           N/A            N/A            N/A
Managed Income                           N/A           N/A            N/A            N/A

International Bond                      9.01           N/A            N/A            N/A
Tax-Free Income                         7.68           N/A            N/A            N/A
Pennsylvania Tax-Free Income             N/A           N/A            N/A            N/A

New Jersey Tax-Free Income               N/A           N/A            N/A            N/A

Ohio Tax-Free Income                     N/A           N/A            N/A            N/A

                                Service Shares
----------------------------------------------


                                                                           Service Shares
                                                                           Total Return (NAV)
                                                                           ------------------
                                        Fund Inception      Class Intro                                                Since Fund
                                             Date              Date          1 Year    3 Year Ann.    5 Year Ann.    Inception Ann.
                                        --------------      -----------      ------    -----------    -----------    --------------
                                           00/00/00          00/00/00        00.00       00.00          00.00           (00.00)
Large Cap Value Equity                     04/20/92          07/29/93        37.22       27.58          21.24            19.07
Large Cap Growth Equity                    11/01/89          07/29/93        33.38       26.89          17.23            13.81
Mid Cap Value Equity                       12/27/96          12/27/96          N/A         N/A            N/A            39.46
Mid Cap Growth Equity                      12/27/96          12/27/96          N/A         N/A            N/A            29.44
Small Cap Value Equity                     04/13/92          07/29/93        46.95       24.58          21.71            19.99
Small Cap Growth Equity                    09/14/93          09/15/93        15.54       35.43            N/A            25.66
International Equity                       04/27/92          07/29/93        14.52        8.03          12.19            11.03
International Small Cap Equity             09/26/97          09/26/97          N/A         N/A            N/A           (19.71)
International Emerging Markets             06/17/94          06/17/94        10.74       (1.85)           N/A            (0.07)
Select Equity                              09/13/93          09/15/93        42.12       27.96            N/A            20.43
Index Equity                               04/20/92          07/29/93        39.58       29.08          19.96            18.51
Balanced                                   05/14/90          07/29/93        28.07       20.57          14.52            13.80
Low Duration Bond                          07/17/92          01/12/96         6.57        6.59           5.35             5.35
Intermediate Government Bond               04/20/92          07/29/93         7.75        7.39           5.05             5.96
Intermediate Bond                          09/17/93          09/23/93         8.07        7.75            N/A             4.72
Core Bond                                  12/09/92          01/12/96         9.71        9.24            N/A             7.15
Managed Income                             11/01/89          07/29/93         9.93        8.92           6.48             7.87
International Bond                         07/01/91          07/01/91        11.23       12.87           9.50             9.64
Tax-Free Income                            05/14/90          07/29/93         9.77        9.37           7.35             8.14
Pennsylvania Tax-Free Income               12/01/92          07/29/93         8.10        8.18            N/A             6.69
New Jersey Tax-Free Income                 07/01/91          07/01/91         8.11        7.47           6.39             7.39
Ohio Tax-Free Income                       12/01/92          07/29/93         8.53        8.45            N/A             5.98

                             Institutional Shares
-------------------------------------------------


                                                                      INSTITUTIONAL SHARES
                                                                      --------------------
                                                                      TOTAL RETURN (NAV)
                                                                      ------------------

                                                   FUND INCEPTION         CLASS INTRO
                                                        DATE                 DATE               1 YEAR           3 YEAR ANN.
                                                   --------------         -----------           ------           ----------
Large Cap Value Equity                                04/20/92             04/20/92             37.66               27.94
Large Cap Growth Equity                               11/01/89             11/01/89             33.69               27.25
Mid Cap Value Equity                                  12/27/96             12/27/96               N/A                 N/A
Mid Cap Growth Equity                                 12/27/96             12/27/96               N/A                 N/A
Small Cap Value Equity                                04/13/92             10/01/96             47.36               24.91
Small Cap Growth Equity                               09/14/93             09/06/96             15.89               35.91
International Equity                                  04/27/92             04/27/92             14.88                8.34
International Small Cap Equity                        09/26/97             09/26/97               N/A                 N/A
International Emerging Markets                        06/17/94             06/17/94             11.16               (1.54)
Select Equity                                         09/13/93             09/13/93             42.50               28.33
Index Equity                                          04/20/92             04/20/92             39.98               29.44
Balanced                                              05/14/90             05/01/92             28.43               20.92
Low Duration Bond                                     07/17/92             07/17/92              6.89                6.78
Intermediate Government Bond                          04/20/92             04/20/92              8.08                7.70
Intermediate Bond                                     09/17/93             09/17/93              8.40                8.06
Core Bond                                             12/09/92             12/09/92             10.03                9.40
Managed Income                                        11/01/89             11/01/89             10.25                9.22
International Bond                                    07/01/91             06/07/96              7.64               13.02
Tax-Free Income                                       05/14/90             01/21/93             10.09                9.68
Pennsylvania Tax-Free Income                          12/01/92             12/01/92              8.43                8.50
New Jersey Tax-Free Income                            07/01/91             10/01/97              8.11                7.47
Ohio Tax-Free Income                                  12/01/92             12/01/92              8.53                8.45

                                                           SINCE FUND
                                       5 YEAR ANN.        INCEPTION ANN.
                                       -----------        --------------
Large Cap Value Equity                     21.51                19.32
Large Cap Growth Equity                    17.47                13.96
Mid Cap Value Equity                         N/A                39.89
Mid Cap Growth Equity                        N/A                29.85
Small Cap Value Equity                     21.98                20.24
Small Cap Growth Equity                      N/A                26.06
International Equity                       12.45                11.28
International Small Cap Equity               N/A               (19.71)
International Emerging Markets               N/A                 0.24
Select Equity                                N/A                20.74
Index Equity                               20.23                18.76
Balanced                                   14.80                13.99
Low Duration Bond                           5.54                 5.47
Intermediate Government Bond                5.29                 6.18
Intermediate Bond                            N/A                 5.02
Core Bond                                    N/A                 7.25
Managed Income                              6.72                 8.03
International Bond                          9.59                 9.71
Tax-Free Income                             7.60                 8.31
Pennsylvania Tax-Free Income                 N/A                 6.91
New Jersey Tax-Free Income                  6.39                 7.39
Ohio Tax-Free Income                         N/A                 6.22

                  *Notes
                   -----


                  Performance information presented for Investor A, Investor B, Investor C and Service Shares of a Portfolio prior to their introduction dates does not reflect shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Performance information presented assumes the reinvestment of dividends and distributions. Performance information presented for Investor A, Investor B, Investor C and Service Shares of a Portfolio prior to their introduction as indicated in the table above is based upon historical expenses of the predecessor class or classes which do not reflect the actual expenses that an investor would incur as a holder of shares of these classes of the Portfolios. The ongoing fees and expenses borne by Investor B Shares and Investor C Shares are greater than those borne by Investor A Shares; the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B and Investor C Shares are greater than those borne by the Portfolio's Service Shares; the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B, Investor C and Service Shares are greater than those borne by the Portfolio's Institutional Shares; and the ongoing fees and expenses borne by a Portfolio's Investor A, Investor B, Investor C, Service and Institutional Shares are greater than those borne by the Portfolio's BlackRock Shares. Performance information presented for Institutional Shares of the Balanced, Tax-Free Income, New Jersey Tax-Free Income and International Bond Portfolios prior to their introduction dates is based upon historical expenses of predecessor classes which are higher than the actual expenses that an investor would incur as a holder of Institutional Shares of the above-mentioned Portfolios. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

                  The original class or classes of shares of each Portfolio were as follows: Balanced - Investor A Shares; Index Equity - Institutional Shares; Select Equity - Institutional Shares; Large Cap Growth Equity - Institutional Shares; Large Cap Value Equity Institutional Shares; Small Cap Value Equity Institutional Shares; Small Cap Growth Equity Institutional Shares; International Equity Institutional Shares; International Emerging Markets

                  Investor A, Institutional and Service Shares; Low Duration Bond - Institutional Shares; Intermediate Government Bond - Institutional Shares; Intermediate Bond - Institutional Shares; Core Bond - Institutional Shares; Managed Income - Institutional Shares; Tax-Free Income - Investor A Shares; New Jersey Tax-Free Income - Service Shares; Pennsylvania Tax-Free Income Investor A and Institutional Shares; Ohio Tax-Free Income - Investor A and Institutional Shares; Government Income - Investor A Shares; International Bond - Service Shares; Mid-Cap Growth Equity - Investor A, Investor B, Investor C, Institutional and Service Shares; Mid-Cap Value Equity - Investor A, Investor B, Investor C, Institutional and Service Shares and International Small Cap Equity - Investor A, Investor B, Investor C, Institutional and Service Shares.


                  The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock, Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain each Portfolio's total operating expenses during the remainder of the current fiscal year at the levels set forth in the applicable Prospectus.

     Each class of the Non-Money Market Portfolios may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of a Non-Money Market Portfolio's shares with other performance measures. For example, in comparing the total return of a Non-Money Market Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, a Non-Money Market Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such Non-Money Market Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. A Non-Money Market Portfolio may not, for these purposes, deduct from the initial value invested or the ending value any amount representing front-end and deferred sales charges charged to purchasers of Investor A, Investor B or Investor C Shares. The Investor A, Investor B and Investor C classes of the Portfolio will, however, disclose, if appropriate, the maximum applicable sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     In addition to average annual total returns, a Non-Money Market Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.


     NON-MONEY MARKET PORTFOLIO YIELD. The Balanced, Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax- Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, Core Bond and International Bond Portfolios may advertise the yields on their Service, Investor A, Investor B, Investor C, Institutional and BlackRock Shares. Under the rules of the SEC, each such Portfolio advertising the respective yields for its Service, Investor A, Investor B, Investor C, Institutional and BlackRock Shares must calculate yield using the following formula:

                              a-b
                  YIELD = 2[(----- +1)6 - 1]
                              cd

                  Where:     a =   dividends and interest earned during
                                   the period.

                             b = expenses accrued for the period (net of reimbursements).

                             c =   the average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends.

                             d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. In the case of Investor A Shares of a Non-Money Market Portfolio, a Portfolio's maximum offering price per share for purposes of the formula includes the maximum front-end sales charge imposed by the Portfolio -- currently as much as 5.00% of the per share offering price.

     Each of the Tax-Free Income, Ohio Tax-Free Income, New Jersey Tax-Free Income and Pennsylvania Tax-Free Income Portfolios may advertise the tax-equivalent yield for shares of a specified class. Under the rules of the SEC, a Portfolio advertising its tax-equivalent yield must calculate such tax-equivalent yield by dividing that portion of the yield of the Portfolio which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio which is not tax-exempt.

     The annualized yield information for the 30-day period ended September 30, 1997 for the Portfolios referenced below was as follows:


                                                                   After Waivers                        Before Waivers
                                                            --------------------------------    ----------------------------------
                                                                            Tax-Equivalent                        Tax-Equivalent
                                                                           Yield (assumes a                      Yield (assumes a
                                                                            Federal income                        Federal income
Portfolio                                                     Yield        tax rate of 28%)         Yield        tax rate of 28%)
-------------------------------------------------------     ----------   --------------------     ---------   --------------------
Low Duration Bond
 Institutional Shares                                         5.84 %           8.11 %              5.51 %          7.65 %
 Service Shares                                               5.53             7.68                5.20            7.22
 Investor A Shares                                            5.36             7.44                5.03            6.99
 Investor B Shares                                            4.60             6.39                4.27            5.93
 Investor C Shares                                            4.60             6.39                4.27            5.93
 BlackRock Shares                                             5.99             8.32                5.66            7.86
Intermediate Government Bond
 Institutional Shares                                         5.96 %           8.28 %              5.65 %          7.85 %
 Service Shares                                               5.66             7.86                5.35            7.43
 Investor A Shares                                            5.49             7.63                5.18            7.19
 Investor B Shares                                            4.73             6.57                4.42            6.14
 Investor C Shares                                            4.73             6.57                4.42            6.14
Intermediate Bond
 Institutional Shares                                         6.28 %           8.72 %              5.99 %          8.32 %
 Service Shares                                               5.98             8.31                5.69            7.90
 Investor A Shares                                            5.81             8.07                5.52            7.67
Core Bond
 Institutional Shares                                         6.32 %           8.78 %              6.03 %          8.38 %
 Service Shares                                               6.01             8.35                5.72            7.94
 Investor A Shares                                            5.84             8.11                5.55            7.71
 Investor B Shares                                            5.09             7.07                4.80            6.67
 Investor C Shares                                            5.09             7.07                4.80            6.67
 BlackRock Shares                                             6.47             8.99                6.18            8.58
Government Income
 Investor A Shares                                            6.83 %           9.49 %              6.11 %          8.49 %
 Investor B Shares                                            6.08             8.44                5.36            7.44

                                                                   After Waivers                        Before Waivers
                                                            --------------------------------    ----------------------------------
                                                                            Tax-Equivalent                        Tax-Equivalent
                                                                           Yield (assumes a                      Yield (assumes a
                                                                            Federal income                        Federal income
Portfolios                                                    Yield        tax rate of 28%)         Yield        tax rate of 28%)
-------------------------------------------------------     ----------   --------------------     ---------   --------------------
 Investor C Shares                                            6.08             8.44                5.36            7.44
Managed Income
 Institutional Shares                                         6.78 %           9.42 %              6.53 %          9.07 %
 Service Shares                                               6.48             9.00                6.23            8.65
 Investor A Shares                                            6.31             8.76                6.06            8.42
 Investor B Shares                                            5.55             7.71                5.30            7.36
International Bond
 Institutional Shares                                         5.29 %           7.35 %              5.19 %          7.21 %
 Service Shares                                               4.99             6.93                4.89            6.79
 Investor A Shares                                            4.82             6.69                4.72            6.56
 Investor B Shares                                            4.07             5.65                3.97            5.51
 Investor C Shares                                            4.07             5.65                3.97            5.51
Tax-Free Income
 Institutional Shares                                         5.00 %           6.94 %              4.65 %          6.46 %
 Service Shares                                               4.70             6.53                4.35            6.04
 Investor A Shares                                            4.53             6.29                4.18            5.81
 Investor B Shares                                            3.77             5.24                3.42            4.75
 Investor C Shares                                            3.77             5.24                3.42            4.75
Pennsylvania Tax-Free Income
 Institutional Shares                                         5.07 %           7.04 %              4.76 %          6.61 %
 Service Shares                                               4.77             6.63                4.46            6.19
 Investor A Shares                                            4.63             6.43                4.32            6.00
 Investor B Shares                                            3.84             5.33                3.53            4.90
New Jersey Tax-Free Income
 Service Shares                                               4.64 %           6.44 %              4.32 %          6.00 %
 Investor A Shares                                            4.47             6.21                4.15            5.76
 Investor B Shares                                            3.71             5.15                3.39            4.71
Ohio Tax-Free Income
 Institutional Shares                                         4.84 %           6.72 %              4.33 %          6.01 %
 Service Shares                                               4.54             6.31                4.03            5.60
 Investor A Shares                                            4.37             6.07                3.86            5.36
 Investor B Shares                                            3.61             5.01                3.10            4.31



     Other Information Regarding Investment Returns. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of a Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. The Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in a Non-Money Market Portfolio.

     The Money and Non-Money Market Municipal Portfolios may illustrate in advertising, sales literature, communications to shareholders and other materials the benefits of tax-free investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. Similarly, Tables 2, 3, 4, 5 and 6 show

Pennsylvania, Ohio, North Carolina, Virginia and New Jersey shareholders the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the Pennsylvania Municipal Money Market and Pennsylvania Tax-Free Income Portfolios, the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios, the North Carolina Municipal Money Market Portfolio, the Virginia Municipal Money Market Portfolio, and the New Jersey Municipal Money Market and New Jersey Tax-Free Income Portfolios, respectively. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Money and Non-Money Market Municipal Portfolios, which may be higher or lower than the yields shown. The following information regarding tax rates and tax-exempt yields is as of January 1, 1998.

TABLE 1 - Federal Only
-------   ------------

                                          Federal                           TAX-EXEMPT YIELD
             1998 Taxable                 Marginal
           Income Bracket                 Tax Rate*      3.0%     3.5%       4.0%      4.5%      5.0%       5.5%      6.0%
----------------------------------------------------------------------------------------------------------------------------
  Single Return         Joint Return

 $     0-  $ 25,350     $      0- $ 42,350    15.0%        3.529%    4.118%     4.706%    5.294%    5.882%     6.471%    7.059%
 $25,351-  $ 61,400     $ 42,351- $102,300    28.0%        4.167%    4.861%     5.556%    6.250%    6.944%     7.639%    8.333%
 $61,401-  $128,100     $102,301- $155,950    31.0%        4.348%    5.072%     5.797%    6.522%    7.246%     7.971%    8.696%
$128,101-  $278,450     $155,951- $278,450    36.0%        4.688%    5.469%     6.250%    7.031%    7.812%     8.594%    9.375%
    Over   $278,450         Over  $278,450    39.6%        4.967%    5.795%     6.623%    7.450%    8.278%     9.106%    9.934%

*Rates do not include the phase out of personal exemptions or itemized deductions. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 2 - Federal and Pennsylvania
-------   ------------------------

                                          Approx.
                                          Combined
                                          Federal
                                          and PA                           TAX-EXEMPT YIELD
              1998 Federal                Marginal
         Taxable Income Bracket           Tax Rate*     3.0%      3.5%      4.0%      4.5%       5.0%      5.5%     6.0%
-----------------------------------------------------------------------------------------------------------------------------
  Single Return           Joint Return

$     0 - $ 25,350    $      0 - $42,350     17.380%    3.631%    4.236%    4.841%    5.447%     6.052%    6.657%    7.262%
$25,351 - $ 61,400    $ 42,351 -$102,300     30.016%    4.287%    5.001%    5.716%    6.430%     7.144%    7.859%    8.573%
$61,401 - $128,100    $102,301 -$155,950     32.932%    4.473%    5.219%    5.964%    6.710%     7.455%    8.201%    8.946%
$128,101- $278,450    $155,951 -$278,450     37.792%    4.823%    5.626%    6.430%    7.234%     8.038%    8.841%    9.645%
     Over $278,450         Over $278,450     41.291%    5.110%    5.962%    6.813%    7.665%     8.517%    9.368%   10.220%

*The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 3 - Federal and Ohio
-------   ----------------


                                                                                         TAX EXEMPT YIELD

                                                             3       3.5         4       4.5          5       5.5         6

      1998
     TAXABLE            FEDERAL       OHIO
     INCOME            MARGINAL     MARGINAL    COMBINED                          TAXABLE EQUIVALENT YIELD
    BRACKETS*          TAX RATE     TAX RATE*     RATE                                 SINGLE RETURN
----------------     -----------  -----------  ---------  ---------------------------------------------------------------------
$     0 - 25,350          15%        4.457%      18.79%     3.69%     4.31%     4.93%     5.54%      6.16%     6.77%     7.39%

25,351- 40,000            28%        4.457%      31.21%     4.36%     5.09%     5.81%     6.54%      7.27%     8.00%     8.72%

40,001- 61,400            28%        5.201%      31.74%     4.40%     5.13%     5.86%     6.59%      7.33%     8.06%     8.79%

61,401- 80,000            31%        5.201%      34.59%     4.59%     5.35%     6.12%     6.88%      7.64%     8.41%     9.17%

80,001- 100,000           31%        5.943%      35.10%     4.62%     5.39%     6.16%     6.93%      7.70%     8.47%     9.25%

100,001- 128,100          31%        6.900%      35.76%     4.67%     5.45%     6.23%     7.01%      7.78%     8.56%     9.34%

128,101- 200,000          36%        6.900%      40.42%     5.03%     5.87%     6.71%     7.55%      8.39%     9.23%    10.07%

200,001- 278,450          36%        7.500%      40.80%     5.07%     5.91%     6.76%     7.60%      8.45%     9.29%    10.14%

   OVER 278,450          39.6%       7.500%      44.13%     5.37%     6.26%     7.16%     8.05%      8.95%     9.84%    10.74%

       1998           FEDERAL      OHIO
  TAXABLE INCOME     MARGINAL    MARGINAL     COMBINED                           TAXABLE EQUIVALENT YIELD
     BRACKETS*       TAX RATE    TAX RATE*      RATE                                  JOINT RETURN
-----------------    --------    ---------    ---------    ------------------------------------------------------------------
$    0 - 40,000         15%         4.457%       18.79%     3.69%      4.31%     4.93%    5.54%     6.16%    6.77%     7.39%

40,001 - 42,350         15%         5.201%       19.42%     3.72%      4.34%     4.96%    5.58%     6.20%    6.82%     7.45%

42,351 - 80,000         28%         5.201%       31.74%     4.40%      5.13%     5.86%    6.59%     7.33%    8.06%     8.79%

80,001 - 100,000        28%         5.943%       32.28%     4.43%      5.17%     5.91%    6.64%     7.38%    8.12%     8.86%

100,001- 102,300        28%         6.900%       32.97%     4.48%      5.22%     5.97%    6.71%     7.46%    8.21%     8.95%

102,301- 155,950        31%         6.900%       35.76%     4.67%      5.45%     6.23%    7.01%     7.78%    8.56%     9.34%

155,951- 200,000        36%         6.900%       40.42%     5.03%      5.87%     6.71%    7.55%     8.39%    9.23%    10.07%

200,001- 278,450        36%         7.500%       40.80%     5.07%      5.91%     6.76%    7.60%     8.45%    9.29%    10.14%

   OVER 278,450        39.6%        7.500%       44.13%     5.37%      6.26%     7.16%    8.05%     8.95%    9.84%    10.74%



*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal adjusted gross income in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1997, due to the state having surplus revenue, a 3.987% across the board reduction in the Ohio income tax rates for 1997 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 1998. A reduction in Ohio income tax rates, such as the 1997 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 4 - FEDERAL AND NORTH CAROLINA
-------   --------------------------


           1998 Taxable                             North
          Income Bracket                Federal   Carolina     Combined Federal                               Tax-Exempt Yield
                                       Marginal   Marginal    and North Carolina
Single Return         Joint Return     Tax Rate   Tax Rate    Marginal Tax Rate*      3.0%        3.5%        4.0%        4.5%
-------------         ------------     --------   --------    ------------------      ----        ----        ----        ----
   $  0 -  12,750     $    0 -  21,250   15.0%      6.00%          20.100%          3.755%      4.380%      5.006%     5.632%
 12,751 -  25,350     21,000 -  42,350   15.0%      7.00%          20.950%          3.795%      4.428%      5.060%     5.693%
 25,351 -  60,000     42,351 - 100,000   28.0%      7.00%          33.040%          4.480%      5.227%      5.974%     6.720%
 60,001 -  61,400    100,001 - 102,300   28.0%      7.75%          33.580%          4.517%      5.269%      6.022%     6.775%
 61,401 - 128,100    102,301 - 155,950   31.0%      7.75%          36.348%          4.713%      5.499%      6.284%     7.070%
128,101 - 278,450    155,951 - 278,450   36.0%      7.75%          40.960%          5.081%      5.928%      6.775%     7.622%
     Over 278,450         Over 278,450   39.6%      7.75%          44.281%          5.384%      6.282%      7.179%     8.076%

Single Return         5.0%       5.5%        6.0%
-------------         ----       ----        ----
   $  0 -  12,750     6.258%    6.884%      7.509%
 12,751 -  25,350     6.325%    6.598%      7.590%
 25,351 -  60,000     7.467%    8.214%      8.961%
 60,001 -  61,400     7.528%    8.281%      9.033%
 61,401 - 128,100     7.855%    8.641%      9.426%
128,101 - 278,450     8.469%    9.316%     10.163%
     Over 278,450     8.974%    9.871%     10.768%



*The taxable income brackets applicable to North Carolina do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and North Carolina marginal tax rate changes. When applying these brackets, Federal taxable income may be different than North Carolina taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1998, taxpayers with adjusted gross income in excess of the threshold of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

TABLE 5 - FEDERAL AND VIRGINIA
-------   --------------------


           1998 Taxable
          Income Bracket                Federal   Virginia     Combined Federal                               Tax-Exempt Yield
                                       Marginal   Marginal       and Virginia
Single Return         Joint Return     Tax Rate   Tax Rate    Marginal Tax Rate*      3.0%        3.5%        4.0%        4.5%
-------------         ------------     --------   --------    ------------------      ----        ----        ----        ----
$     0 -  25,350     $     0 - 42,350   15.0%      5.75%          19.888%          3.745%      4.369%      4.993%     5.617%
 25,351 -  61,400     42,351 - 102,300   28.0%      5.75%          32.140%          4.421%      5.158%      5.894%     6.631%
 61,401 - 128,100    102,301 - 155,950   31.0%      5.75%          34.968%          4.613%      5.382%      6.151%     6.920%
128,101 - 278,450    155,951 - 278,450   36.0%      5.75%          39.680%          4.973%      5.802%      6.631%     7.460%
     OVER 278,450         OVER 278,450   39.6%      5.75%          43.073%          5.270%      6.148%      7.027%     7.905%

Single Return           5.0%       5.5%        6.0%
-------------           ----       ----        ----
$     0 -  22,750       6.241%    6.865%      7.489%
 22,751 -  55,100       7.368%    8.105%      8.842%
 55,101 - 115,000       7.688%    8.457%      9.226%
115,001 - 250,000       8.289%    9.118%      9.947%
     OVER 250,000       8.783%    9.661%     10.540%



*The taxable income brackets applicable to Virginia do not correspond to the Federal taxable income brackets. Because Virginia imposes a maximum tax rate of 5.75% on taxable income over $17,000, the taxable income brackets presented in this table represent the breakpoints only for the Federal marginal tax rate changes. When applying these brackets, Federal taxable income may be different than Virginia taxable income. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000 and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

Table 6 - Federal and New Jersey
-------   ----------------------


                                                 Approximate
                        Federal       NJ       Combined Federal
 1998 Taxable          Marginal    Marginal         and NJ
Income Bracket*        Tax Rate    Tax Rate   Marginal Tax Rate   3.0%    3.5%
---------------        --------    --------   -----------------   ----    ----
 Single Return
 -------------
     $     0 - 20,000     15.0%       1.400%          16.190%     3.580%  4.176%
      20,001 - 25,350     15.0%       1.750%          16.488%     3.592%  4.191%
      25,351 - 35,000     28.0%       1.750%          29.260%     4.240%  4.948%
      35,001 - 40,000     28.0%       3.500%          30.520%     4.318%  5.037%
      40,001 - 61,400     28.0%       5.525%          31.978%     4.410%  5.145%
      61,401 - 75,000     31.0%       5.525%          34.812%     4.602%  5.369%
     75,001 - 128,100     31.0%       6.370%          35.395%     4.643%  5.418%
    128,101 - 278,450     36.0%       6.370%          40.077%     5.006%  5.841%
         OVER 278,450     39.6%       6.370%          43.447%     5.305%  6.189%


 1998 Taxable
Income Bracket*
---------------
 Single Return              Tax-Exempt Yield
 -------------
                             4.0%         4.5%         5.0%     5.5%     6.0%      6.5%      7.0%
                             ----         ----         ----     ----     ----      ----      ----
                                    Taxable Yield - Single Return
     $     0 - 20,000        4.773%       5.369%       5.966%   6.562%   7.159%    7.756%   8.352%
      20,001 - 25,350        4.790%       5.388%       5.987%   6.589%   7.185%    7.783%   8.382%
      25,351 - 35,000        5.655%       6.361%       7.068%   7.775%   8.481%    9.189%   9.895%
      35,001 - 40,000        5.757%       6.471%       7.196%   7.916%   8.636%    9.355%  10.075%
      40,001 - 61,400        5.880%       6.616%       7.350%   8.086%   8.820%    9.556%  10.298%
      61,401 - 75,000        6.136%       6.903%       7.670%   8.437%   9.204%    9.971%  10.738%
     75,001 - 128,100        6.191%       6.965%       7.739%   8.513%   9.287%   10.061   10.835%
    128,101 - 278,450         6.675%       7.510%       8.344%   9.178%  10.013%   10.847%  11.682%
         OVER 278,450         7.073%       7.957%       8.841%   9.725%  10.610%   11.494%  12.378%

Joint Return                                   Taxable Yield - Joint Return
------------
     $     0 -  20,000          15.0%    1.400%     16.190%   3.580%    4.176%    4.773%
      20,001 -  42,350          15.0%    1.750%     16.488%   3.592%    4.191%    4.790%
      42,351 -  50,000          28.0%    1.750%     29.260%   4.240%    4.948%    5.655%
      50,001 -  70,000          28.0%    2.450%    *29.764%   4.271%    4.983%    5.695%
      70,001 -  80,000          28.0%    3.500%     30.520%   4.318%    5.037%    5.757%
      80,001 - 102,300          28.0%    5.525%     31.978%   4.410%    5.145%    5.880%
     102,301 - 150,000*         31.0%    5.525%     34.812%   4.602%    5.369%    6.136%
   **150,001 - 151,750          36.0%    6.370%     40.077%   5.006%    5.841%    6.675%
     151,751 - 278,450          36.0%    6.370%     40.077%   5.006%    5.841%    6.675%
          OVER 278,450          39.6%    6.370%     43.447%   5.305%    6.189%    7.073%

Joint Return                       Taxable Yield - Joint Return
------------
   $     0 -  20,000       5.369%   5.966%   6.562%   7.159%    7.756%    8.352%
    20,001 -  42,350       5.388%   5.987%   6.589%   7.185%    7.783%    8.382%
    42,351 -  50,000       6.361%   7.068%   7.775%   8.481%    9.189%    9.895%
    50,001 -  70,000       6.407%   7.189%   7.831%   8.543%    9.255%    9.966%
    70,001 -  80,000       6.471%   7.196%   7.916%   8.636%    9.355%   10.075%
    80,001 - 102,300       6.616%   7.350%   8.086%   8.820%    9.556%   10.298%
   102,301 - 150,000*      6.903%   7.670%   8.437%   9.204%    9.971%   10.738%
   150,001 - 151,750**     7.510%   8.344%   9.178%  10.013%   10.847%   11.682%
   151,751 - 278,450       7.510%   8.344%   9.178%  10.013%   10.847%   11.682%
        OVER 278,450       7.957%   8.841%   9.725%  10.610%   11.494%   12.378%

 * The 31% Federal Taxable Income Bracket is $102,301 - $155,950.
   The 5.525% New Jersey Taxable Income Bracket is $80,001 - $150,000.

** The 36% Federal Taxable income Bracket is $155,950 - $278,450.
   The 6.370% New Jersey Taxable Income Bracket is $150,001 - $271,050.

* The taxable income brackets applicable to New Jersey do not correspond to the Federal taxable income brackets. The taxable income brackets presented in this table represent the breakpoints for both the Federal and New Jersey marginal tax rate changes. When applying these brackets, Federal taxable income will be different than New Jersey taxable income because New Jersey does not start with Federal taxable income in computing its own state income tax base. No state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider that the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher-income individuals. For 1998, taxpayers with adjusted gross income in excess of a threshold amount of approximately $124,500 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of
    (i) 3% of adjusted gross income in excess of the threshold of approximately $124,500 or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,700 (or fraction thereof) of adjusted gross income in the phase-out zone. For single taxpayers the range of adjusted gross income comprising the phase-out zone for 1998 is estimated to be from $124,500 to $247,000, and for married taxpayers filing a joint return from $186,800 to $309,300. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation for each year after 1998.

     MISCELLANEOUS. Yields on shares of a Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of one Portfolio to another, consideration should be given to each Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolios.

     When comparing a Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

     From time to time, a Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example a Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Portfolios to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views of the Portfolios' adviser and/or sub-advisers as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, benefits, characteristics or services associated with a particular class of shares, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolios' investment adviser and sub-advisers. Materials may refer to the CUSIP numbers of the various classes of the Portfolios and may illustrate how to find the listings of the Portfolios in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

     Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

     A Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, a Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum indicators indicate a Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

     A Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

     A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to a Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Index Equity Portfolio is deemed to own a proportionate share of the assets and gross income of the Index Master Portfolio in which the Index Equity Portfolio invests all of its assets. Also, with respect to the Index Equity Portfolio, the discussion below that relates to the taxation of futures contracts and other rules pertaining to the timing and character of income apply to the Index Master Portfolio.


     Each Portfolio of the Fund has elected and intends to qualify for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income (i.e., investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its net investment income and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Each of the Money and Non-Money Market Municipal Portfolios is designed to provide investors with tax-exempt interest income. Shares of the Money and Non-Money Market Municipal Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolio's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Money and Non-Money Market Municipal Portfolios may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Money and Non-Money Market Municipal Portfolios to pay exempt interest dividends for any taxable year, at the close of each quarter of the taxable year at least 50% of the value of each such Portfolio must consist of exempt interest obligations. Exempt interest dividends distributed to shareholders are not included in the shareholder's gross income for regular Federal income tax purposes. However, gain realized by such Portfolios from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of accrued market discount. Also, all shareholders required to file a Federal income tax return are required to report the receipt of exempt interest dividends and other exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular Federal income tax, they may be subject to alternative minimum tax (currently imposed at the rate of 26% (28% on the taxable excess over $175,000) or 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers) in two circumstances. First, exempt interest dividends derived from certain "private activity" bonds issued after August 7, 1986, generally will constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

     If a Money or Non-Money Market Municipal Portfolio distributes exempt interest dividends during the shareholder's taxable year, no deduction generally will be allowed for any interest expense on indebtedness incurred to purchase or carry shares of such Portfolio.

     Individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions from the Ohio Municipal Money Market Portfolio or Ohio Tax-Free Income Portfolio to the extent that such distributions are properly attributable to interest on Ohio State-Specific Obligations or obligations issued by the U.S. Government, its agencies, instrumentalities or territories if the interest on such obligations is exempt from state income taxation under the laws of the United States (collectively with Ohio State-Specific Obligations, the "Obligations") if
(a) the Portfolio continues to qualify as a regulated investment company for Federal income tax purposes and (b) at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio State-Specific Obligations or similar obligations of other states or their subdivisions. The Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios are not subject to the Ohio personal income tax, school district income taxes in Ohio, the Ohio corporation franchise tax, or the Ohio dealer in intangibles tax, provided that, with respect to the Ohio corporation franchise tax and the Ohio dealer in intangibles tax, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner, however, has waived this annual filing requirement for each year (and is expected to do so for 1998) since 1990, the first tax year to which such requirement applied. Distributions with respect to shares of the Ohio Municipal Money Market and Ohio Tax-Free Income Portfolios properly attributable to proceeds of insurance paid to those Portfolios that represent maturing or matured interest on defaulted Obligations held by those Portfolios and that are excluded from gross income for Federal income tax purposes will not be subject to Ohio personal income tax or municipal or school district income taxes in Ohio, nor included in the net income base of the Ohio corporation franchise tax.

     Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina State-Specific Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. An investment in a Portfolio (including the North Carolina Municipal Money Market Portfolio) by a corporation subject to the North Carolina franchise tax will be included in the capital stock, surplus and undivided profits base in computing the North Carolina franchise tax. Investors in a Portfolio including, in particular, corporate investors which may be subject to the North Carolina franchise tax, should consult their tax advisors with respect to the effects on such tax of an investment in a Portfolio and with respect to their North Carolina tax situation in general.

     As a regulated investment company, the Virginia Municipal Money Market Portfolio may distribute dividends that are exempt from the Virginia income tax to its shareholders if the Portfolio satisfies all requirements for conduit treatment under Federal law and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation under Federal law. If the Portfolio fails to qualify, no part of its dividends will be exempt from the Virginia income tax. To the extent any portion of the dividends are derived from taxable interest for Virginia purposes or from net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the Portfolio will follow through to its shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio will not be deductible for Virginia income tax purposes.


     To be classified as a qualified investment fund for New Jersey personal income tax purposes, at least 80% of the investments of the New Jersey Municipal Money Market Portfolio and New Jersey Tax-Free Income Portfolio must consist of New Jersey State-Specific Obligations or direct U.S. Government obligations excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by the regulated investment company rules of the Internal Revenue Code, cash and cash items, which cash items shall include receivables; the Portfolios must have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and the Portfolios must satisfy certain reporting obligations and provide certain information to shareholders.


     Distributions of net investment income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. The Money and Non-Money Market Municipal Portfolios may each purchase securities that do not bear tax-exempt interest. Any income on such securities recognized by the Portfolio will be distributed and will be taxable to its shareholders.

     Each Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.


     In the case of corporate shareholders, distributions (other than capital gain dividends) of a Non-Money Market Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions attributable to net investment income from debt securities and net realized short-term capital gain will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.


     Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under recently enacted legislation, long-term capital gains of individuals are taxed at a maximum rate of 28% with respect to capital assets held for more than 12 months but less than 18 months and at a maximum rate of 20% with respect to capital assets held for more than 18 months (10% for gains otherwise taxed at 15%). Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum nominal rate of 35%.

     Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. For shareholders of the Non-Money Market Portfolios, any loss incurred on the sale or exchange of a Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     Each Non-Money Market Portfolio may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.


     If a Portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), such Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, under recently enacted legislation, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax (described below).


     Investment income that may be received by certain of the Portfolios from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Portfolio to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the total assets at the close of the taxable year of the International Equity Portfolio, International Emerging Markets Portfolio, International Small Cap Equity Portfolio and International Bond Portfolio consist of stock or securities of foreign corporations, such Portfolio may elect to "pass through" to the Portfolio's shareholders the amount of foreign taxes paid by such Portfolio. If a Portfolio so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Portfolio, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Portfolio representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, such Portfolio must also meet this holding period requirement with respect to its foreign stocks and securities in order for "creditable" taxes to flow-through. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.


     Ordinary income dividends paid by a Portfolio will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of "qualifying dividends" received by a Portfolio from domestic corporations for the taxable year. A dividend received by a Portfolio will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock), (ii) to the extent that a Portfolio is under an obligation to make related payments with respect to positions in substantially similar or related property or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Portfolio.

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions (including amounts derived from interest on Municipal Obligations) will be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.


     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Fund. As stated in the Prospectuses, certain expenses of a Portfolio may be charged to a specific class of shares representing interests in that Portfolio.

     The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares. Upon any liquidation of a Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.


                                 MISCELLANEOUS


     Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/.

     COUNSEL. The law firm of Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel. The law firm of Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's counsel.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., with offices located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the Fund's and the Trust's independent accountants.

     FIVE PERCENT OWNERS. The name, address and percentage ownership of each person that on January 8, 1998 owned of record or beneficially 5% or more of the outstanding shares of a

Portfolio which had commenced operations as of that date was as follows:



Money Market Portfolio: PNC Bank, Airport Business Center/Int'l Court 2, 200
----------------------
Stevens Dr., Lester, PA 19113, 79.498%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 8.730%; U.S. Treasury
                                                                 -------------
Money Market Portfolio: PNC Bank, Airport Business Center/Int'l Court 2, 200
----------------------
Stevens Dr., Lester, PA 19113, 81.731%; Large Cap Value Equity Portfolio: PNC
                                        --------------------------------
Bank, Saxon & Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 82.888%; Intermediate Government Bond Portfolio: PNC Bank, Saxon &
                   --------------------------------------
Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 92.482%; Municipal Money Market Portfolio: PNC Bank, Airport Business
         --------------------------------
Center/Int'l Court 2, 200 Stevens Dr., Lester, PA 19113, 75.728%; PNC Bank Pittsburgh, Treas Management-32nd Fl., Two PNC Place, Pittsburgh, PA 15222, 12.721%; Small Cap Value Equity Portfolio: PNC Bank, Saxon & Co., Attn: Income
         --------------------------------
Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 69.236%; National City Bank Kentucky, Humana Retirement/Savings Tr., P.O. Box 94777, Cleveland, OH 44101, 8.418%; Large Cap Growth Equity Portfolio: PNC Bank, Saxon & Co., Attn:
               ---------------------------------
Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 88.882%; Managed Income Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200
------------------------
Stevens Dr., Suite 260, Lester, PA 19113, 88.059%; Tax-Free Income Portfolio:
                                                   --------------------------
PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 85.165%; Balanced Portfolio: PNC Bank, Saxon & Co., Attn:
                           ------------------
Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 63.110%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 17.965%; International Equity Portfolio: PNC Bank, Saxon & Co.,
                     ------------------------------
Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 91.267%; Ohio Tax-Free Income Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections,
------------------------------
200 Stevens Dr., Suite 260, Lester, PA 19113, 69.768%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 17.283%; Pennsylvania Tax-Free Income Portfolio: PNC Bank, Saxon & Co., Attn: Income
--------------------------------------
Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 44.933%; BHC Securities Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3212, 30.190%; North Carolina Municipal Money Market Portfolio: North
                     -----------------------------------------------
Carolina Trust Co., 301 North Elm St., P.O. Box 1108, Greensboro, NC 27402, 54.766%; Branch Banking and Trust Company, Wilbranch & Company, Trust Department, P.O. Box 1847, Wilson, NC 27893, 15.722%; First Citizens Bank, McWood & Company, P.O. Box 29522, Raleigh, NC 27626, 7.951%; Central Carolina Bank & Trust Co., P.O. Box 30010, Durham, NC 27702-3010, 12.051%; Ohio Municipal
                                                                  --------------
Money Market Portfolio: PNC Bank, Airport Business Center/Int'l Court 2, 200
----------------------
Stevens Dr., Lester, PA 19113, 45.378%; BHC Securities, One Commerce Square, 2005 Market St, Philadelphia, PA 19103-3212, 36.690%; Wayne County National Bank, Wayco & Co., P.O. Box 757/1776 Beall Avenue, Wooster, OH 44691, 10.632%; Low Duration Bond Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections,
---------------------------
200 Stevens Dr., Suite 260, Lester, PA 19113, 50.035%; BIT Acquisition Corporation, 9 Parker, Irvine, CA 92718, 12.960%; U.S. Industries Inc., Master Trust, c/o Bank of New York, One

Wall Street, 12th Floor, New York, NY 10286, 11.437%; Vimrx Pharmaceuticals Inc., 2751 Centerville Rd., Ste. 210, Wilmington, DE 19806, 5.234%; Intermediate
                                                                    ------------
Bond Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens
--------------
Dr., Suite 260, Lester, PA 19113, 96.631%; Select Equity Portfolio: PNC Bank,
                                           -----------------------
Saxon & Co., Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 88.395%; Small Cap Growth Equity Portfolio: PNC Bank, Saxon & Co., Attn:
                ---------------------------------
Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 55.016%; Pennsylvania Municipal Money Market Portfolio: PNC Bank, Airport Business
---------------------------------------------
Center/Int'l Court 2, 200 Stevens Dr., Lester, PA 19113, 72.542%; Janney Montgomery Scott, 1801 Market Street, 9th Floor, Philadelphia, PA 19103, 7.704%; BHC Securities, Inc., One Commerce Square, 2005 Market St, Philadelphia, PA 19103-3212, 5.310%; Virginia Municipal Money Market Portfolio: First Virginia
                    -----------------------------------------
Bank Inc., Oldom & Company, 6400 Arlington Blvd., Falls Church, VA 22042, 57.973%; American National Bank & Trust Co, Ambro and Company, 628 Main St, P.O. Box 191, Danville, VA 24543, 5.444%; Mentor Investment Group, as advisor for Virginia State Non-Arbitrage Program, 901 East Byrd Street, 6th Fl., Richmond, VA 23219, 15.720%; F&M Bank-Peoples Warrtrust & Co., P.O. Box 93, Warrenton, VA 22186, 6.799%; International Bond Portfolio: PNC Bank, Saxon & Co., 200 Stevens
               ----------------------------
Dr., Suite 260, Lester, PA 19113, 86.150%; International Emerging Markets
                                           ------------------------------
Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens Dr.,
---------
Suite 260, Lester, PA 19113, 93.154%; Government Income Portfolio: BHC
                                      ---------------------------
Securities, Inc., One Commerce Square, 2005 Market St, Phila., PA 19103-3212, 16.102%; New Jersey Municipal Money Market Portfolio: PNC Bank, Airport Business
         -------------------------------------------
Center/Int'l Court 2, 200 Stevens Dr., Lester, PA 19113, 74.379%; Janney Montgomery Scott, 1801 Market Street, 9th Fl., Phila., PA 19103, 14.569%; New
                                                                          ---
Jersey Tax-Free Income Portfolio: PNC Bank, Saxon & Co., Attn: Income
--------------------------------
Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 58.461%; BHC Securities, Inc., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103-3212, 7.731%; Core Bond Portfolio: PNC Bank, Saxon & Co.,
                                     -------------------
Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 83.187%; Mid-Cap Value Portfolio: PNC Bank, Saxon & Co., 200 Stevens Dr., Suite 260,
-----------------------
Lester, PA 19113, 89.033%; Mid-Cap Growth Portfolio: PNC Bank, Saxon & Co.,
                           ------------------------
Attn: Income Collections, 200 Stevens Dr., Suite 260, Lester, PA 19113, 92.342%; Index Equity Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200
----------------------
Stevens Dr., Suite 260, Lester, PA 19113, 73.274%; International Small Cap
                                                   -----------------------
Equity Portfolio: PNC Bank, Saxon & Co., Attn: Income Collections, 200 Stevens
----------------
Drive, Suite 260, Lester, PA 19113, 84.196%; Merrill Lynch Pierce Fenner Financial Data Services, Attn: Stock Powers, 4800 E. Deer Lake Dr., 3rd Fl., Jacksonville, FL 32246, 5.106%.

     On January 23, 1998, PNC Bank, which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.


     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BlackRock, Inc., PIMC, BlackRock, PCM, PEAC, BIL, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

     BlackRock, Inc., PIMC, BlackRock, PCM, PEAC, BIL and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                             FINANCIAL STATEMENTS


     BLACKROCK FUNDS. The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1997 (the "1997 Annual Report") are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by the Fund's independent accountants, Coopers & Lybrand, L.L.P., except for the statements of changes in net assets for the year ended June 30, 1995 for the Core Bond Portfolio and Short Government Bond Portfolio (now known as Low Duration Bond Portfolio) and the financial highlights for the periods ended June 30, 1995, 1994 and 1993 for those same Portfolios which have been audited by other auditors. The reports of Coopers & Lybrand L.L.P. are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.


     The financial highlights included in the 1997 Annual Report for each of the two years in the period ended June 30, 1995, and for the period from July 17, 1992 through June 30, 1993 for the Short Government Bond Portfolio (now known as the Low Duration Bond Portfolio) and the period from December 9, 1992 through June 30, 1993 for the Core Bond Portfolio, and the statements of changes in net assets for the year ended June 30, 1995 for those same Portfolios have been audited by the former independent accountants of the Predecessor BFM Portfolios, Deloitte & Touche, L.L.P., whose report thereon is also incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance on the reports of Coopers & Lybrand L.L.P. and Deloitte & Touche, L.L.P. given upon their authority as experts in accounting and auditing.


    The unaudited financial statements and notes thereto for the International Small Cap Equity Portfolio for the five month period ended February 28, 1998 are included on the following pages.

     INDEX MASTER PORTFOLIO. The audited financial statements and notes thereto for The U.S. Large Company Series of the Trust for the fiscal year ended November 30, 1996 (the "1996 Index Master Report") and the unaudited financial statements and notes thereto for the Trust's U.S. Large Company Series for the period ended September 30, 1997 (the "1997 Index Master Report") contained in the Fund's 1997 Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information. No other parts of the 1996 Index Master Report or 1997 Index Master Report are incorporated by reference herein. The financial statements included in the 1996 Index Master Report have been audited by the Trust's independent accountants, Coopers & Lybrand L.L.P., whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein by reference in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1996 Index Master Report may be obtained at no charge by telephoning the Trust at (310) 395-8005.

                                BLACKROCK FUNDS
                   International Small Cap Equity Portfolio
                             Financial Statements
                               February 28, 1998
                                  (Unaudited)
                                   ---------




                                                                      Page

Schedule of Investments.............................................     1
Statement of Assets and Liabilities.................................     5
Statement of Operations.............................................     6
Statement of Changes in Net Assets..................................     7
Statement of Realized Gains and Losses..............................     8

                                BLACKROCK FUNDS
              Blackrock International Small Cap Equity Portfolio
                       Schedule of Portfolio Investments
                         February 28, 1998 (Unaudited)


Description and Percentage of Portfolio    Shares             Value
---------------------------------------    ------             -----
Common Stocks--97.0%
Denmark--0.9%                               4,000             $    165,358
 Martin Gruppen
                                                              ------------
 Total Denmark                                                     165,358
                                                              ------------
Finland--1.6%
 Asko OYJ                                  15,000                  295,356
                                                              ------------
 Total Finland                                                     295,356
                                                              ------------
France--5.9%

 Entrelec                                   4,000                  196,017
 Grand Optical-Photoservice                 6,000                  220,716
 Isis                                       2,233                  228,827
 Labinal SA                                 1,000                  279,508
 Societe Manutan                            2,200                  184,620
                                                              ------------
 Total France                                                    1,109,688
                                                              ------------
Germany--6.5%

 Koenig & Bauer-Albert AG                  12,500                  338,888
 Quante AG                                  1,200                  290,948
 Rofin-Sinar Technologies AG                5,000                  210,772
 Schaltbau AG                               2,000                  201,680
 Tarkett AG                                 7,500                  190,108
                                                              ------------
 Total Germany                                                   1,232,396

Italy--1.6%                                                   ------------
 Banca Popolare di Bergamo SPA              7,500                  158,848
 Reno Medici SPA                            0,000                  142,502
                                                              ------------
 Total Italy                                                       301,350
                                                              ------------
Japan--10.6%
 Bank of Iwate Ltd.                         3,000                  150,795
 Daiwa Industries Ltd.                     24,000                  119,686
 Denny's Japan Co., Ltd.                    6,000                  151,508
 Exedy Corp.                               17,000                  115,056
 Fuji Machine Mfg. Co.                      4,000                  107,021
 Horiba                                    14,000                  173,989
 Kansai Sekiwa Real Estate                 28,000                  112,594

                                BLACKROCK FUNDS
              Blackrock Internatioanal Small Cap Equity Portfolio
                       Schedule of Portfolio Investments
                         February 28, 1998 (Unaudited)



Description and Percentage of Portfolio       Shares            Value
---------------------------------------       ------            -----
COMMON STOCKS--(Continued)
Japan-- (Continued)
  Matsumokiyoshi                                4,000        $  150,083
  Nichicon Corp.                               13,000           136,864
  Nippon Cable System                          15,000           110,425
  Nippon Denwa Shisetsu Co.                    27,000           116,694
  Plenus Co., Ltd.                              4,400            98,915
  Rinnai Corp.                                  9,000           146,046
  Toppan Forms Co., Ltd                         7,000            64,276
  Trusco Nakayama Corp.                         9,000           141,771
  World Co., Ltd.                               4,000           101,322
                                                       ----------------
Total Japan                                                   1,997,045
                                                       ----------------
Netherlands--8.9%
  Aalberts Industries NV                       10,000           283,357
  Atag Holding NV                               2,000           125,068
  Copaco NV                                    17,500           218,869
  GTI Holdings NV                              10,000           324,883
  Hunter Douglas NV                            10,000           432,363
  NBM-Amstelland NV                            10,000           288,242
                                                       ----------------
    Total Netherlands                                         1,672,782
                                                       ----------------
Norway--1.0%
  NCL Holdings                                 50,000           188,269
                                                       ----------------
Total Norway                                                    188,269
                                                        ---------------
Spain--8.0%
  Adolfo Dominguez SA                           8,000           267,506
  Aldeasa SA                                   15,000           462,130
  Corp. Financiera Reunida SA                  50,000           365,224
  Grupo Acciona SA                              1,000           194,786
  Prosegur, Cia de Seguridad SA                20,000           222,706
                                                        ---------------
Total Spain                                                   1,512,352
                                                        ---------------
Sweden--0.9%
  Getinge Industrier AB                        10,000           178,606
                                                        ---------------
Total Sweden                                                    178,606
                                                        ---------------

                                BLACKROCK FUNDS
              Blackrock International Small Cap Equity Portfolio
                       Schedule of Portfolio Investments
                         February 28, 1998 (Unaudited)

Description and Percentage of Portfolio                 Shares        Value
---------------------------------------                 ------        -----


Switzerland--5.4%                                           75   $  179,630
  Disetronic Holding AG                                    120      489,779
  Kuoni Reisen AG                                        1,000      343,418
  Sika Finanz AG                                               ------------
                                                                  1,012,827
Total Switzerland                                              ------------

  United Kingdom--43.8%
  Aea Technology PLC                                    30,000      305,014
  Anglo Irish Bank Corp. PLC                           150,000      367,993
  Avon Rubber PLC                                       30,000      322,302
  BCH Group PLC                                        100,000      347,411
  Bovis Homes Group PLC                                 50,000      188,524
  Britax International PLC                              75,000      166,708
  Delphi Group PLC                                      25,000      331,358
  Filtronic Comtek PLC                                  20,000      176,505
  Henly's Group PLC                                     25,000      182,144
  Hicking Pentecost PLC                                 60,000      244,505
  Jarvis Hotels PLC                                    125,000      335,474
  Jarvis PLC                                            35,000      339,138
  JBA Holdings PLC                                      15,000      170,413
  Marchpole Holdings PLC                               100,000      178,645
  Monsoon PLC                                           80,000      260,806
  Old English Pub Co. PLC                               50,000      255,619
  Paints & Chemical-GDR                                 40,000      450,000
  Perkins Foods PLC                                    175,000      361,613
  Peter Black Holdings PLC                              40,000      275,295
  Pressac Holdings PLC                                  50,000      234,215
  Save Group PLC                                       100,000      146,538
  SGB Group PLC                                         75,000      175,970
  Skillgroup PLC                                        85,000      391,867
  T & S Stores PLC                                      80,000      308,883
  The Dialog Corp PLC                                  100,000      285,668
  The Mayflower Corp. PLC                               60,000      194,122
  TLG PLC                                              150,000      251,914
  Transtec PLC                                         150,000      171,648

                                BLACKROCK FUNDS
              Blackrock International Small Cap Equity Portfolio
                       Schedule of Portfolio Investments
                         February 28, 1998 (Unaudited)

Description and Percentage of Portfolio         Shares   Value
---------------------------------------         ------   -----
COMMON STOCKS--(Continued)
United Kingdom--(Continued)

Vardon PLC                                      100,000        270,849
Wyko Group PLC                                  125,000        306,661
Xaar PLC                                        150,000        255,620
                                                        --------------
Total United Kingdom                                         8,253,422
                                                        --------------
United States--1.9%                                                  0
Global Telesystems Group Inc.                    10,000        366,250
                                                        --------------
Total United States                                            366,250
                                                        --------------
Total Common Stocks (Cost $17,790,164)                      18,285,701
                                                        --------------
Preferred Stocks--1.7%
GEA AG Non Voting Pfd.

Total Preferred Stocks (Cost $342,244)            1,000        318,086
                                                        --------------
Investments in Currency--0.0%                                  316,086
                                                        --------------
Total Investments in Currency (Cost $0)

                                                Coupon   Maturity Dates  Par  (000)      Value
                                                ------   --------------  ----------      -----
Short Term Securities--1.3%
Federal Home Loan Mortgage Discount Note         5.61       03/02/98     $   242              241,962
                                                                                        -------------
TOTAL Short Term Securities (Cost $241,962)                                                   241,962
                                                                                        -------------
Total Investments--100.0%  (Cost $18,374,370)                                           $  18,845,749
                                                                                        =============

                                BLACKROCK FUNDS

                   International Small Cap Equity Portfolio

                      Statement of Assets and Liabilities

                               February 28, 1998

                                  (Unaudited)


ASSETS

 Investments at value, cost   $18,374,370                                             $18,845,749
 Cash denominated in foreign currencies, cost   $0                                              0
 Cash                                                                                         334
 Dividends receivable                                                                       7,939
 Interest receivable                                                                          802
 Investments sold receivable                                                              755,716
 Capital shares sold receivable                                                                 0
 Net unrealized appreciation on
  forward foreign currency contracts                                                      101,055
 Prepaid expenses                                                                          58,344
                                                                             ---------------------
                     Total assets                                                      19,769,939
                                                                             ---------------------

LIABILITIES

 Investments purchased payable                                                            596,337
 Capital shares redeemed payable                                                               60
 Accrued expenses payable                                                                  (6,276)
 Net unrealized depreciation on
  forwared foreign curency contracts                                                            0
                                                                             ---------------------
                    Total liabilities                                                     590,121
                                                                             ---------------------

NET ASSETS                                                                            $19,179,818
                                                                             =====================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER INSTITUTIONAL SHARE  (  $16,104,509   /   1,546,774  )                                 $10.41
                                                                             =====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SERVICE SHARE        (  $371,403      /      35,708  )                                 $10.40
                                                                             =====================

NET ASSET VALUE  AND REDEMPTION PRICE
PER INVESTOR A SHARE     (  $781,987      /      75,055  )                                 $10.42
                                                                             =====================

MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
                         (  $10.42        /       0.950  )                                 $10.97
                                                                             =====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
(subject to a maximum contingent deferred sales charge of 4.5%)
PER INVESTOR B SHARE     (  $1,601,063    /     154,018  )                                 $10.40
                                                                             =====================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
(subject to a maximum contingent deferred sales charge of 1.0%)
PER INVESTOR C SHARE     (  $320,856      /      30,865  )                                 $10.40
                                                                             =====================

                                BLACKROCK FUNDS

                   INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                            STATEMENT OF OPERATIONS

                   OCTOBER 1, 1997 THROUGH FEBRUARY 28, 1998

                                  (UNAUDITED)

                                                                                                     Year to Date
                                                                                                 ---------------------
INVESTMENT INCOME
   Dividends                                                                                                  $94,514
   Interest                                                                                                    38,777
   Amortized market premium                                                                                         0
   Foreign taxes withheld                                                                                     (11,242)
                                                                                                 ---------------------
     Total investment income                                                                                  122,049
                                                                                                 ---------------------

EXPENSESE!
   Investment advisory fee                                                                                     72,864
   Administration fee                                                                                          16,759
   Custodian fee                                                                                               13,393
   Transfer agent fee                                                                                           4,246
   Shareholder Servicing fees                                                                                   2,498
   Shareholder processing fees                                                                                  1,559
   Distribution fees                                                                                            4,960
   Legal and audit                                                                                              2,799
   Printing                                                                                                       266
   Registration fees and expenses                                                                               2,615
   Organization                                                                                                   890
   Trustees' fees and officers salary                                                                             170
   Other                                                                                                        4,372
                                                                                                 ---------------------
                                                                                                              127,391

             Less: fees voluntarily waived                                                                    (20,707)
                                                                                                 ---------------------
             TOTAL EXPENSES                                                                                   10,6684
                                                                                                 ---------------------

NET INVESTMENT INCOME                                                                                          15,365
                                                                                                 ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain (loss) from investment transactions                                                         342,234

Net realized gain (loss) from foreign exchange transactions                                                   (65,321)

Change in unrealized appreciation (depreciation) from investments                                             574,744

Change in unrealized appreciation (depreciation) from foreign

exchange transactions                                                                                         (11,454)

Change in unrealized appreciation (depreciation) from foreign

currency related transactions                                                                                 101,055
                                                                                                 ---------------------

Net realized and unrealized gain (loss) on investment

and foreign currency transactions                                                                             941,258
                                                                                                 ---------------------
NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS                                                                                    $956,623
                                                                                                 =====================

                                BLACKROCK FUNDS

                   International Small Cap Equity Portfolio

                      Statement of Changes in Net Assets

                   October 1, 1997 through February 28, 1998

                                  (Unaudited)

                                                                            Year to Date
                                                                        ---------------------
INCREASE (DECREASE) IN NET ASSETS

Operations
    Net investment income                                                            $15,365
    Net realized gain (loss) on investment and foreign
    currency transactions                                                            276,913
    Net unrealized gain (loss) on investment and foreign
    currency transactions                                                            664,345
                                                                        ---------------------

    NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                                        956,623
                                                                        ---------------------

Distributions to shareholders from net investment income

    Institutional class                                                              (81,520)
    Service class                                                                     (1,514)
    Investor A class                                                                  (2,465)
    Investor B class                                                                  (2,821)
    Investor C class                                                                    (560)
                                                                        ---------------------

         Total distributions from net investment income                              (88,880)
                                                                        ---------------------

Distributions to shareholders from net realized gains

    Institutional class                                                                    0
    Service class                                                                          0
    Investor A class                                                                       0
    Investor B class                                                                       0
    Investor C class                                                                       0
                                                                        ---------------------
         Total distributions from net realized gains                                       0
                                                                        ---------------------
         Total distributions to shareholders                                         (88,880)
                                                                        ---------------------
Capital share transactions                                                         1,678,212
                                                                        ---------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                                       2,545,955
                                                                        ---------------------
NET ASSETS

         Beginning of period                                                      16,633,863
                                                                        ---------------------
         End of period                                                           $19,179,818
                                                                        =====================

                                BLACKROCK FUNDS

                   International Small Cap Equity Portfolio

                    Statement of Realized Gains and Losses

                   October 1, 1997 through February 28, 1998

                                  (Unaudited)

                                                             Year to Date
                                                          ----------------------
GAINS ON SALE OF INVESTMENTS
  Long term                                                                  $0
  Short term                                                            406,712
  Short-short term                                                       48,105
                                                          ----------------------
             Total gains                                                454,817
                                                          ----------------------
LOSSES ON SALE OF INVESTMENTS
  Long term                                                                   0
  Short term                                                           (112,583)
                                                          ----------------------
             Total losses                                              (112,583)
                                                          ----------------------
NET REALIZED GAIN (LOSS) FROM
INVESTMENT  TRANSACTIONS                                               $342,234
                                                          ======================

    Financial Highlights
    For a share outstanding throughout each period

                                            Net                     Net gain
                                           asset                   (loss) on      Distributions
                                           value       Net         investments       from net     Distributions
                                         beginning  investment    both realized     investment       from
                                         of period    income     and unrealized       income         capital
                                         ---------  ----------   --------------   -------------   -------------
    International Small Cap Equity
    Institutional Class
    10/1/97    through  2/28/96  6         $9.94       $0.01          $0.51             --             --
    9/26/97 1  through  9/30/97            10.00       --             (0.06)            --             --
    Service Class
    10/1/97    through  2/28/96  6         $9.94      ($0.01)         $0.52             --             --
    9/26/97 1  through  9/30/97            10.00       --             (0.06)            --             --
    Investor A Class
    10/1/97    through  2/28/96  6         $9.94      ($0.01)         $0.52             --             --
    9/26/97 1  through  9/30/97            10.00       --             (0.06)            --             --
    Investor B Class
    10/1/97    through  2/28/96  6         $9.94      ($0.03)         $0.51             --             --
    9/26/97 1  through  9/30/97            10.00       --            (0.06)             --             --
    Investor C Class
    10/1/97    through  2/28/96  6         $9.94      ($0.03)         $0.51             --             --
    9/26/97 1  through  9/30/97            10.00       --             (0.06)            --             --

                                         Distributions     Net                         Net
                                           from net       asset                       assets        Ratio of
                                           realized       value                       end of       expenses to
                                           capital        end of         Total        period       average net
                                            gains         period        return        (000)          assets
                                         -------------    ------        ------        ------       -----------
    International Small Cap Equity
    Institutional Class
    10/1/97    through  2/28/96  6          ($0.05)      $10.41          5.00%       $16,105          1.33%   2
    9/26/97 1  through  9/30/97              --            9.94          --           15,415          1.33
    Service Class
    10/1/97    through  2/28/96  6          ($0.05)      $10.40          4.85%          $371          1.63%   2
    9/26/97 1  through  9/30/97              --            9.94          0.30%            10          1.63
    Investor A Class
    10/1/97    through  2/28/96  6          ($0.03)      $10.42          4.38%          $782          1.79%   2
    9/26/97 1  through  9/30/97              --            9.94          0.30%           326          1.30
    Investor B Class
    10/1/97    through  2/28/96  6          ($0.02)      $10.40          4.42%        $1,601          2.52%   2
    9/26/97 1  through  9/30/97              --            9.94          0.30%           711          1.30
    Investor C Class
    10/1/97    through  2/28/96  6          ($0.02)      $10.40          4.42%          $321          2.53%   2
    9/26/97 1  through  9/30/97              --            9.94          0.30%           182          1.30

                                                                                      Ratio of net
                                         Ratio of expenses                         investment income
                                            to average          Ratio of net          to average
                                            net assets        investment income       net assets          Portfolio    Average
                                            (Excluding         to average net         (Excluding          turnover   Commission
                                             waivers)              assets              waivers)             rate        Rate
                                         -----------------     ---------------      ---------------       --------   ----------
    International Small Cap Equity
    Institutional Class
    10/1/97    through  2/28/96  6            1.62%  2             0.35%   2             0.07%   2           23%        $0.0294  5
    9/26/97 1  through  9/30/97               1.55   2             1.42    2             1.19    2           --          0.0268  5
    Service Class
    10/1/97    through  2/28/96  6            1.91%  2            (0.14)%  2            (0.43)%  2           23%        $0.0294  5
    9/26/97 1  through  9/30/97               1.86   2             1.42    2             1.19    2           --          0.0268  5
    Investor A Class
    10/1/97    through  2/28/96  6            2.08%  2            (0.16)%  2            (0.45)%  2           23%        $0.0294  5
    9/26/97 1  through  9/30/97               1.52   2             1.44    2             1.22    2           --          0.0268  5
    Investor B Class
    10/1/97    through  2/28/96  6            2.81%  2            (0.91)%  2            (1.20)%  2           23%        $0.0294  5
    9/26/97 1  through  9/30/97               1.52   2             1.58    2             1.35    2           --          0.0268  5
    Investor C Class
    10/1/97    through  2/28/96  6            2.82%  2            (0.90)%  2            (1.18)%  2           23%        $0.0294  5
    9/26/97 1  through  9/30/97               1.52   2             1.44    2             1.22    2           --          0.0268  5


  1 Commencement of operations of share class.
  2 Annualized.
  3 Sales load not reflected in total return.
  4 Contingent deferred sales load not reflected in total return.
  5 Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period. 6 Unaudited
  6 Unaudited

    See accompanying notes to financial statements.

BlackRock Funds ("the Fund") (formerly Compass Capital Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 32 publicly-offered portfolios, 1 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                    Share Classes
              Institutional         Service                 Investor A             Investor B             Investor C
             Contractual    Actual  Contractual   Actual    Contractual  Actual    Contractual  Actual    Contractual  Actual
              Fees          Fees(4) Fees (1)      Fees (4)  Fees (2)     Fees (4)  Fees (3)     Fees (4)  Fees (3)     Fees (4)
              ----          ------- --------      --------  --------     --------  --------     --------  --------     --------
International
Small Cap
Equity        None          None    0.30%         0.30%     0.50%        0.40%     1.15%        1.15%     1.15%        1.15%

 (1) - the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
 (2) - the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
 (3) - the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
 (4) - The actual fees are as of February 28, 1998.

 In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A)          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

          Security Valuation - Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

          Dividends to Shareholders - Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

          Federal Taxes - No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

          Foreign Currency Translation - The books and records of the International Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
      (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Futures Transactions - The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Forward Foreign Currency Contracts - International Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At February 28, 1998, the Portfolios had not entered into any forward currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Securities Lending - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. As of February 28, 1998, no securities held by BlackRock International Small Cap Equity were on loan to Brokers.

     Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

 Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.


(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Inc. (formerly PNC Asset Management Group, Inc.) a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser. BlackRock International Ltd., an affiliate of BlackRock Inc, serves as the sub-adviser for International Small Cap Equity.

     For their advisory services, BlackRock Inc., is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on the Portfolio's average daily net assets:

     International Small Cap Equity - 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     BlackRock Inc., may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended February 28, 1998, advisory fees and waivers for the Portfolio was as follows:

                            Gross                      Net
                        Advisory Fee    Waiver     Advisory Fee
                        ------------    -------    ------------

International Small
  Cap Equity               $72,864      $17,377       $55,487


  BlackRock, Inc. pays BlackRock International LTD and BlackRock fees for their sub-advisory services.

  PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock, Inc. , an indirect wholly-owned subsidiary of PNC Bank Corp., and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million,
 .16% of the next $1 billion and .15% of average daily net assets in excess of $2 billion.

  PFPC, BlackRock Inc.and BDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the period ended February 28, 1998, administration fees and waivers for the Portfolio was as follows:

                           Gross                         Net
                       Administration               Administration
                            Fee           Waiver         Fee
                            ---           ------         ---

International Small
  Cap Equity              $16,759         $3,330       $13,429


 In addition, PNC Bank serves as custodian for the portfolio. PFPC serves as transfer and dividend disbursing agent.

 Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service arrangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)  PURCHASES AND SALES OF SECURITIES

 For the period ended February 28, 1998, purchases and sales of securities, other than short-term and government securities, were as follows:

                            Purchases             Sales
                            ---------             -----

International Small
Cap Equity                 $87,717,460          $3,675,206

 For the period ended February 28, 1998, there were no purchases and sales of government securities.


(D)  CAPITAL SHARES

Transactions in capital shares for each period were as follows:


                                                For the Period 10/01/97         For the Period 9/26/97
                                                       through 2/28/98                through 9/30/97
                                               Shares           Value          Shares         Value
 Shares sold:
  Institutional Class                            8,509     $   85,000       1,550,001    $15,500,010
  Service Class                                 36,021        353,746               1             10
  Investor A Class                              52,222        517,964          32,754        327,508
  Investor B Class                              83,983        829,087          71,518        715,023
  Investor C Class                              12,535        125,353          18,314        183,140
 Shares issued in reinvesment of dividends:
  Institutional Class                            8,652         81,070               -              -
  Service Class                                     93            873               -              -
  Investor A Class                                 255          2,395               -              -
  Investor B Class                                 105            982               -              -
  Investor C Class                                  17            157               -              -
 Shares redeemed:
  I nstitutional Class                         (20,388)      (200,000)              -              -
  Service Class                                   (407)        (3,974)              -              -
  Investor A Class                             (10,176)       (99,031)              -              -
  Investor B Class                              (1,588)       (15,400)              -              -
  Investor C Class                                  (1)           (10)              -              -
Net increase (decrease)                        169,832     $1,678,212       1,672,588    $16,725,691

(E)  AT FEBRUARY 28, 1998, NET ASSETS CONSISTED OF:

                                                      International
                                                    Small Cap Equity
                                                        Portfolio
                                                    -----------------
Capital paid in                                          $18,403,903
Undistributed net investment income (loss)                   (70,932)
Accumulated net realized gain on investment
  transactions, futures contracts and foreign
  exchange contracts                                         276,914
Net unrealized appreciation (depreciation) on
 investment  transactions, futures contracts and
 foreign exchange contracts                                  569,933
                                                         -----------
                                                         $19,179,818
                                                         ===========

(F)     MERGER

 On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund except the assets and liabilities of the Compass International Fixed Income Fund which were transferred on February 13, 1996. The details of this business combination as it relates to the Portfolios are described below.

 The following table summarizes certain relevant information of the Fund prior to and immediately after the business combination. The Fund Portfolios are the accounting survivors and, as such, the new combined funds maintain all the operating history of the Fund Portfolios.

                                  The Compass Capital of Funds                                 BlackRock Funds
                                   and BFM Institutional Trust                          (Formerly Compass Capital Funds)
                                   ---------------------------                        --------------------------------------
                                                                                                   Combined
                                                  Unrealized                            Share     Net Assets
                                    Net Asset    Appreciation      New                Issued in      After          NAV
                       Shares at     Value at   (Depreciation)   Portfolio             Business     Business        Per
Fund Name               1/13/96      1/13/96   at 1/13/96          Name              Combination   Combination     Share
---------             ----------   ------------   -----------  -------------         -----------  --------------  ---------
Equity Income         28,396,812   $344,453,317   $17,227,647  Large Cap              25,439,684  $1,066,660,942     $13.54
                                                               Value Equity*
Growth                13,274,219    162,741,919    21,104,698  Large Cap              12,988,182     495,952,512     $12.53
                                                               Growth
                                                               Equity**
Small Company          2,364,413     24,895,586       610,916  Small Cap               1,673,203     278,684,029     $14.88
                                                               Growth Equity
International Equity   3,625,831     48,839,940     5,558,142  International Equity    3,806,698     507,920,573     $12.83
Balanced                 320,140     34,294,486     1,566,037  Balanced                2,440,889     228,489,486     $14.05

*formerly known as Value Equity.
**formerly known as Growth Equity.

                                  APPENDIX A
                                  ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B
                                  ----------


          As stated in the Prospectuses, certain Portfolios of the Fund may enter into certain futures transactions. Such transactions are described in this Appendix.


I.   Interest Rate Futures Contracts
     -------------------------------

          Use of Interest Rate Futures Contracts. Bond prices are established in
          --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          A Portfolio could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

          Description of Interest Rate Futures Contracts. An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Portfolios may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          With regard to each Portfolio, the Adviser also anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II.  Index Futures Contracts
     -----------------------

          General. A stock or bond index assigns relative values to the stocks
          -------
or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to each Portfolio, to the extent consistent with its investment objective, the Adviser anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars (or another currency). Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between different currencies arising from multinational transactions.

IV.  Margin Payments
     ---------------

          Unlike purchase or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, a Portfolio will be required to deposit with the broker or in a segregated account with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts
     ------------------------------------------

          There are several risks in connection with the use of futures by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by a Portfolio is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

VI.  Options on Futures Contracts
     ----------------------------

          A Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by a Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities or currencies being hedged, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters
     -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                              BLACKROCK FUNDS/SM/
                                    PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1) Incorporated by reference into Part A of the Registration Statement are the following tables:

                    (i) Audited Financial Highlights for the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity, Balanced, Intermediate Government Bond, Intermediate Bond, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Government Income and Ohio Tax-Free Income Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993,
                          September 30, 1992, September 30, 1991 and September 30, 1990.

                    (ii) Audited Financial Highlights for the International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996 and January 31, 1996, and for the fiscal years ended February 28, 1995, February 28, 1994, February 28, 1993 and February 29, 1992.

                    (iii) Audited Financial Highlights for the Low Duration Bond
                          (formerly the Short Government Bond) and Core Bond Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996 and March 31, 1996, and for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.

                    (iv) Audited Financial Highlights for the Multi-Sector Mortgage Securities Portfolio III for the fiscal years or periods ended September 30, 1997, September 30, 1996, March 31, 1996 and June 30, 1995.

               (2) Incorporated by reference into Part B of the Registration Statement are the following audited financial statements:

                    (i) With respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, New Jersey Municipal Money Market and Virginia Municipal Money Market
                          Portfolios:

                              Report of Independent Accountants for the year ended September 30, 1997;

                              Statements of Net Assets - September 30, 1997;

                              Statements of Operations for the year ended
                              September 30, 1997;

                              Statements of Changes in Net Assets for the years ended September 30, 1997 and 1996;

                              Financial Highlights;

                              Notes to Financial Statements.

                    (ii) With respect to the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Growth Equity, Select Equity, Index Equity, Small Cap Value Equity, International Equity, International Small Cap Equity, International Emerging Markets and Balanced Portfolios:

                              Report of Independent Accountants for the year or period ended September 30, 1997;

                              Statements of Net Assets - September 30, 1997;

                              Statements of Operations for the year or period ended September 30, 1997;

                              Statements of Changes in Net Assets for the years or periods ended September 30, 1997 and 1996;

                              Financial Highlights;

                              Notes to Financial Statements.

                    (iii) With respect to the Managed Income, Tax-Free Income,
                          Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Intermediate Bond, Government Income, Low Duration Bond (formerly the Short Government Bond), Core Bond, New Jersey Tax-Free Income and International Bond Portfolios:

                              Report of Independent Accountants (Coopers &
                              Lybrand L.L.P.) for the year ended September 30, 1997;

                              Schedules of Investments and Statements of Assets and Liabilities with respect to the International Bond and Tax-Free Income Portfolios - September 30, 1997;

                              Statements of Net Assets (all Portfolios except International Bond and Tax-Free Income Portfolios)
                              - September 30, 1997;

                              Statements of Operations for the year ended
                              September 30, 1997;

                              Statement of Cash Flows with respect to the Government Income Portfolio for the year ended September 30, 1997;

                              Statements of Changes in Net Assets for the years or periods ended September 30, 1997 and 1996 and for the periods ended March 31, 1996 for the Low Duration Bond (formerly the Short Government Bond) Portfolio and the Core Bond Portfolio and January 31, 1996 for the International Bond and New Jersey Tax-Free Income Portfolios;

                              Financial highlights for all periods presented except for the periods ended June 30, 1995 and prior periods for the Low Duration Bond (formerly the Short Government Bond) and Core Bond Portfolios;

                              Notes to Financial Statements.

                    (iv) With respect to the Low Duration Bond Portfolio (formerly the Short Government Bond Portfolio) and Core Bond Portfolio:

                              Report of Independent Accountants (Deloitte & Touche L.L.P.) for the fiscal year ended June 30, 1995 as it relates to the Statement of Changes in Net Assets for the year ended June 30, 1995 and the Financial Highlights for the years or periods ended June 30, 1995, 1994 and 1993.

                    (v) With respect to The Multi-Sector Mortgage Securities Portfolio III:

                          Report of Independent Accountants (Coopers & Lybrand L.L.P.) for the year ended September 30, 1997;

                              Schedule of Investments - September 30, 1997;

                              Statement of Assets and Liabilities - September 30, 1997;

                              Statement of Operations for the year ended
                              September 30, 1997;

                              Statement of Changes in Net Assets for the year ended September 30, 1997 and the periods ended September 30, 1996 and March 31, 1996;

                              Financial highlights for all periods presented;

                              Notes to Financial Statements.


                    (vi) With respect to The U.S. Large Company Series of The DFA Investment Trust Company:

                              Report of Independent Accountants (Coopers &
                              Lybrand L.L.P.) for the fiscal year ended November 30, 1997;

                              Statement of Net Assets - November 30, 1997;

                              Statement of Operations for the year ended
                              November 30, 1997;

                              Statement of Changes in Net Assets for the year ended November 30, 1997;

                              Financial Highlights;

                              Notes to Financial Statements.

               (3) Included in Part B of the Registration Statement are the following unaudited financial statements with respect to the International Small Cap Equity Portfolio:

                              Schedule of Investments - February 28, 1998

                              Statement of Assets and Liabilities - February 28, 1998;

                              Statement of Operations for the period ended
                              February 28, 1998;

                              Statement of Changes in Net Assets for the period ended February 28, 1998;

                              Statement of Realized Gains and Losses for the period ended February 28, 1998;


                              Financial Highlights;
                              Notes to Financial Statements.
          (b)  Exhibits:

               (1)  (a)   Declaration of Trust of the Registrant dated December
                          22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to
                          Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit
                          (1)(b) of Post-Effective Amendment No. 33 to
                          Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to
                          Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996 ("Post-Effective Amendment No. 23").

                    (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (2) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (3)        None.

               (4) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998;
                          Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (5)  (a)   Investment Advisory Agreement between Registrant and
                          PNC Asset Management Group, Inc. relating to all

                          Portfolios except the Multi-Sector Mortgage Securities Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (d) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

                    (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

                    (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income,

                          New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

                    (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free

                          Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13,
                          1998.

               (6)  (a)   Distribution Agreement between Registrant and
                          Provident Distributors, Inc. dated January 31, 1994 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 33 to Registrant's
                          Registration Statement on Form N-1A filed on January
                          27, 1998.

                    (b) Form of Appendix A to Distribution Agreement between Registrant and Compass Distributors, Inc. is incorporated herein by reference to Exhibit (6)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (7)        None.

               (8)  (a)   Custodian Agreement dated October 4, 1989 between
                          Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 33 to Registrant's
                          Registration Statement on Form N-1A filed on January
                          27, 1998.

                    (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Form of Appendix B to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(d) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13,
                          1998.

                    (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (9)  (a)   Form of Amended and Restated Administration Agreement
                          among Registrant, Compass Distributors, Inc. and PFPC
                          Inc. is incorporated herein by reference to Exhibit
                          9(d) of Post-Effective Amendment No. 27 to
                          Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (b) Forms of Appendix A and Appendix B to Amended and Restated Administration Agreement between Registrant, Compass Distributors, Inc. and PFPC Inc. are incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Form of Co-Administration Agreement between Registrant and BlackRock, Inc. is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Form of Appendix A to Co-Administration Agreement between Registrant and BlackRock, Inc. is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (e) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (f) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (9)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (g) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (h) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 33 to Registrant's

                          Registration Statement on Form N-1A filed on January 27, 1998.

                    (i) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (j) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(j) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (k) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (10)       None.

               (11) Consent of Coopers & Lybrand L.L.P.

               (12)       None.

               (13) (a) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2,
                          L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1,
                          L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3,
                          B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3,
                          M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1,

                          S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4,
                          F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4,
                          T-4, U-4, W-4, X-4, Y-4, V-1, V-2, V-3, W-1, W-2, W-3,
                          X-1, X-2, X-3, Y-1, Y-2, Y-3, Z-1, Z-2, Z-3, AA-1, AA-
                          2, AA-3, AA-4, AA-5, BB-1, BB-2, BB-3, BB-4, BB-5, CC-
                          3, A-5, B-4, B-5, C-4, C-5, I-4, I-5, J-4, J-5, Q-4,
                          Q-5, V-4, V-5, Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5,
                          H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5,
                          W-5, X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-
                          2, EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-
                          2, HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-
                          6, JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-
                          4, KK-5, LL-1, LL-2, LL-3, LL-4 and LL-5 is
                          incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (14)       None.

               (15) (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated herein by reference to Exhibit (15)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (16) Schedules for computation of performance quotations are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (17) Financial Data Schedule with respect to the International Small Cap Equity Portfolio is filed herewith.

               (18) Plan Pursuant to 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (24) (a) Registrant's Annual Reports for the Money Market, Equity and Bond Portfolios, each dated September 30, 1997, are incorporated herein by reference to Registrant's filings including such Annual Reports filed on December 5, 1997 with respect to the Money Market Portfolios (Accession No. 0000935069-97-000209), and December 9, 1997 with respect to the Equity and Bond Portfolios (Accession Nos. 0000935069-97-000210 and 0000935069-97-000211).

                    (b) Registrant's Annual Report for the Multi-Sector Mortgage Securities Portfolio III, dated September 30, 1997, is incorporated herein by reference to Registrant's filing including such Annual Report filed on November 26, 1997 (Accession No. 0000930413-97-
                          000628).

                    (c) Annual Report for The DFA Investment Trust Company ("DFA") (File No. 811-7436) dated November 30, 1997 with respect to the U.S. Large Company Series is incorporated herein by reference to DFA's filing including such Annual Report and filed on February 5, 1998 (Accession No. 0001047469-98-003623).

               (99) (a) Power of Attorney of David R. Wilmerding dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (b) Power of Attorney of William O. Albertini dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (c) Power of Attorney of Raymond J. Clark dated March 5, 1996 appointing David R. Wilmerding, Raymond J.
                          Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (d) Power of Attorney of Robert M. Hernandez dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (e) Power of Attorney of Anthony M. Santomero dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities

          With regard to the classes of shares of the Registrant, the following information is as of December 31, 1997:



Portfolio                              Institutional  Service  Investor A  Investor B  Investor C
-------------------------------------  -------------  -------  ----------  ----------  ----------

Money Market                                      18      708         832          30           1

US Treasury Money Market                           3      200          84           1           1

Municipal Money Market                             2       63           8           1           2

Ohio Municipal Money Market                        8        3           4           1           1

Pennsylvania Municipal Money Market               24       44          46           1           1

North Carolina Municipal                          13        5           8           1           1
 Money Market

New Jersey Municipal Money Market                  9      113          21           1           1



Portfolio                              Institutional  Service  Investor A  Investor B  Investor C
-------------------------------------  -------------  -------  ----------  ----------  ----------
Virginia Municipal Money Market                   10        2           3           0           0

Managed Income                                    29       11         259          65           0

Tax-Free Income                                   10      121         139          54           2

Ohio Tax-Free Income                               3        2          27          21           0

Pennsylvania Tax-Free Income                       1      116         337         415           1

New Jersey Tax-Free Income                         0    1,506          18          24           1

Low Duration Bond                                 28      953          62           5           2

Low Duration Bond/BlackRock Class                  8    N/A       N/A         N/A         N/A

Intermediate Bond                                  8      442          44           0           0

Core Bond                                         37    1,516          39         532           9

Core Bond/BlackRock Class                          7      N/A          N/A         N/A         N/A

Intermediate Government                           13        3         152           4           1

Government Income                                  0        0          72         926           9

International Bond                                 6       92          62          92          36

International Emerging Markets                    16       15         170         416           4

Large Cap Growth Equity                           35      603         583       1,015           5

Index Equity                                      22      161         725       2,434         629

Small Cap Value Equity                            56       13         814       1,639          71

International Equity                              30      551         608       1,176           7

International Small Cap Equity                     6        6          21         125           4

Balanced                                          14      123       1,674       2,601           5

Large Cap Value Equity                            21    4,091         768       2,593           6

Small Cap Growth Equity                          162      437       1,350       4,354         384

Select Equity                                     32        9         264       2,713          14

Mid-Cap Value Equity                              10       14          60         844           6

Mid-Cap Growth Equity                             14        6          39         616          14

Multi-Sector Mortgage                              2    N/A       N/A         N/A         N/A
  Securities III

BlackRock Strategic I                             12    N/A       N/A         N/A         N/A
BlackRock Strategic II                             0    N/A       N/A         N/A         N/A
-------------------------------------------------------------------------------------------------


Item 27.       Indemnification

         Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as

Exhibit (6)(a). Indemnification of PFPC Inc. and BlackRock Distributors, Inc. in their capacity as co-administrators is provided for in Section 7 of the Amended and Restated Administration Agreement incorporated by reference herein as
Exhibit 9(a). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 8(a) and Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 9(e). Indemnification of BlackRock, Inc. in its capacity as co-administrator as provided for in Section 7 of the Co-Administration Agreement incorporated by reference herein as Exhibit 9(c). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

         Indemnification of Trustees, Officers, Representatives and Employees.
         --------------------------------------------------------------------
    The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter
                                               ------
    as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties,

    provided that as to any matter disposed of by a compromise payment by such
    --------
    person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of
                              --------
    indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person
                                            --------
    shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders.  In case any Shareholder or former
         -------------------------------
    Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 28. Business and Other Connections of Investment Advisers

         (a) BlackRock, Inc. (formerly PNC Asset Management Group, Inc.) is an indirect wholly-owned subsidiary for PNC Bank Corp. BlackRock, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 28 of officers and directors of BlackRock, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

         (b) PNC Institutional Management Corporation ("PIMC") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of PIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

         (c) Provident Capital Management, Inc. ("PCM") is an indirect wholly-owned subsidiary of PNC Bank Corp. PCM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PCM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-1438).

         (d) BlackRock Financial Management, Inc. ("BlackRock") is an indirect wholly-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

         (e) PNC Equity Advisors Company ("PEAC") is an indirect wholly-owned subsidiary of PNC Bank Corp. PEAC currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PEAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PEAC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47711).

         (f) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) ("BIL") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 29. Principal Underwriter

         (a)   Not applicable.

         (b) The information required by this Item 29 with respect to each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is incorporated by reference to Schedule A of FORM BD filed by BlackRock Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

         (c)   Not applicable.

Item 30.  Location of Accounts and Records

               (1) PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102 (records relating to its functions as custodian).

               (2) Provident Capital Management, Inc., 30 South 17th Street, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (3) BlackRock Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 (records relating to its functions as distributor and co-administrator).

               (4) BlackRock, Inc., 1600 Market Street, 29th Floor, Philadelphia, PA 19103 (records relating to its functions as investment adviser and co-administrator).

               (5) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

               (6) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and sub-adviser).

               (7) PNC Equity Advisors Company, 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (8) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

               (9) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

              (10) State Street Bank and Trust Company, P.O. Box 1631, Boston, Massachusetts (records relating to its function as sub-custodian).

              (11) Barclays Bank PLC, 75 Wall Street, New York, New York 10265 (records relating to its function as sub-custodian).

              (12) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited), 7 Castle Street, Edinburgh, Scotland, EH2 3AH (records relating to its functions as investment sub-adviser).

              (13) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

              (14) PNC Bank Corp., 1600 Market Street, 28th Floor, Philadelphia, PA 19103 (Registrant's declaration of trust, code of regulations and minute books).

Item 31. Management Services

         None.

Item 32. Undertakings

    (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

    (b) (1) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 33 to Registrant's 1933 Act Registration Statement relating to shares of the Micro-Cap Equity Portfolio and BlackRock Shares of the Intermediate Bond Portfolio, or the initial public offering thereof, whichever is later.

         (2) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 34 to Registrant's 1933 Act Registration Statement relating to shares of the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios, or the initial public offering thereof, whichever is later.

                                  SIGNATURES
                                  ----------


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 35 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York on the 26th day of March, 1998.

                              BLACKROCK FUNDS/SM/
                              Registrant


                              By: /s/ Raymond J. Clark
                                  ------------------------------------
                                  Raymond J. Clark
                                    President and Treasurer
                                    (Principal Executive Officer)


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

   Signature                Title                          Date
   ---------                -----                          ----

/s/ Raymond J. Clark        Trustee, President and
---------------------------
(Raymond J. Clark)          Treasurer                      March 26, 1998

*David R. Wilmerding, Jr.   Chairman of the Board          March 26, 1998
---------------------------
(David R. Wilmerding, Jr.)

*Anthony M. Santomero       Vice-Chairman of the Board     March 26, 1998
---------------------------
(Anthony M. Santomero)

*William O. Albertini       Trustee                        March 26, 1998
---------------------------
(William O. Albertini)

*Robert M. Hernandez        Trustee                        March 26, 1998
---------------------------
(Robert M. Hernandez)


*By: Karen H. Sabath
     -----------------------------------
     Karen H. Sabath, Attorney-in-Fact

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.     Description                              Page No.
-----------     -----------                              --------

11              Consent of Coopers & Lybrand LLP
27              Financial Data Schedule